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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-08257
number
-----------------------------------------------------------------

                       GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 03/31/09
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS



GE Institutional Funds

Semi-Annual Report
MARCH 31, 2009

[GE LOGO]

GE Institutional Funds
--------------------------------------------------------------------------------

Table of Contents

FINANCIAL INFORMATION

NOTES TO PERFORMANCE .....................................................    1

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

   U.S. Equity Fund ......................................................    2

   S&P 500 Index Fund ....................................................    9

   Core Value Equity Fund ................................................   19

   Premier Growth Equity Fund ............................................   26

   Small-Cap Equity Fund .................................................   32

   International Equity Fund .............................................   40

   Strategic Investment Fund .............................................   47

   Income Fund ...........................................................   67

   Money Market Fund .....................................................   77

NOTES TO SCHEDULES OF INVESTMENTS ........................................   82

FINANCIAL STATEMENTS

   Financial Highlights ..................................................   84

   Notes to Financial Highlights .........................................   93

   Statements of Assets and Liabilities ..................................   94

   Statements of Operations ..............................................   96

   Statements of Changes in Net Assets ...................................   98

   Notes to Financial Statements .........................................  102

ADVISORY AGREEMENT APPROVAL ..............................................  113

ADDITIONAL INFORMATION ...................................................  116

INVESTMENT TEAM ..........................................................  119

This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus.

Notes to Performance                                  March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

Shares of the GE Institutional Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock U.S. market performance. The Russell 2000(R) Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index comprises the 3000 largest U.S.-domiciled companies. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent performance of the U.S. investment-grade fixed-rate bond market.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Strategic Investment Fund for which we use the specific Lipper peer group and the Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

The views, expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by GE Asset Management in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in GE Asset Management's presentation thereof.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Institutional Funds and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Funds.

U.S. Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
GEORGE A. BICHER
SENIOR VICE PRESIDENT

[PHOTO]
STEPHEN V. GELHAUS
VICE PRESIDENT

[PHOTO]
THOMAS R. LINCOLN
SENIOR VICE PRESIDENT

[PHOTO]
PAUL C. REINHARDT
SENIOR VICE PRESIDENT

THE U.S. EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES GEORGE A. BICHER, THOMAS R. LINCOLN, STEPHEN V. GELHAUS AND PAUL C. REINHARDT. EACH OF THE FOREGOING PORTFOLIO MANAGERS MANAGES (OR CO-MANAGES) ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND. A SUB-PORTFOLIO REFERS TO THE PORTION OF THE FUND'S ASSETS THAT ARE ALLOCATED TO, AND MANAGED BY, A PARTICULAR PORTFOLIO MANAGER ON THE FUND'S PORTFOLIO MANAGEMENT TEAM. THE THREE SUB-PORTFOLIOS ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR SUB-PORTFOLIO. THE WEIGHTINGS TO EACH SUB-PORTFOLIO IN THE FUND, WHICH CAN BE CHANGED AT ANY TIME BUT GENERALLY REMAIN STABLE FOR 18 TO 24 MONTHS, ARE DRIVEN BY THE OBJECTIVE OF KEEPING THE FUND "STYLE NEUTRAL" SUCH THAT IT COMBINES GROWTH AND VALUE INVESTMENT MANAGEMENT STYLES AND DOES NOT TEND TO FAVOR EITHER STYLE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional U.S. Equity Fund returned -28.82% for the Investment Class shares and -25.94% for the Service Class shares. The S&P 500 Index, the Fund's benchmark, returned -30.54% and the Fund's Lipper peer group of 937 Large-Cap Core Funds returned an average of -29.66% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. A severe global economic recession continued to mar the investment environment for U.S. equities. As corporations and consumers continued a painful deleveraging process, there was no place to hide, with all ten S&P 500 sectors declining during the six months ended March 31, 2009. While the US equity markets initially rallied upon the arrival of the Obama administration in mid-January, they resumed a downward trend as investors questioned Washington's command of the economy and its ability to return stability to the financial system through policy actions. By the end of March, however, U.S. equities began working their way higher with rising confidence that the sum of the actions taken by the Federal Reserve and Treasury might provide an effective backstop to the ailing financial sector.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. A continued emphasis on high quality large cap stocks protected the Fund from the full effect of the period's market declines. Financials was the worst performing sector in the S&P 500, declining 55%, but strong stock selection enabled the Fund's holdings to outperform. Bank of New York Mellon (-11%) and Aon (-9%) are examples of large holdings that were standout performers. The Fund was also bolstered by avoiding the great decline in banks and REITs, with underweighted positions in both of these industries. We added to Goldman Sachs, a relative outperformer during the period and a high quality firm that we believe can remain profitable and emerge from the financial crisis a stronger competitor. Among other sectors, our healthcare holdings got a boost from the take-out of Genentech (+7%) which rallied on Roche's acquisition bid. Underweighting industrial companies as global economic activity slowed also

--------------------------------------------------------------------------------
                                                                             Q&A

      benefited the Fund. Materials was another key contributor, with solid rebounds within our metals and mining holdings in the second half of the period, as investors began turning toward oversold commodities stocks. Finally, Qualcomm (-9%) was a strong relative performer -- enjoying continued growth prospects for its next-generation wireless technology.

      On the other hand, Textron (-80%) was the Fund's greatest single-stock detractor. The aircraft and industrial company declined amid the sluggish economy and an overhang of woes in its financial subsidiary. We trimmed our position during the quarter to reflect Textron's changing risk-reward profile. Our worst performing sectors were telecommunications and energy. A 60% drop in global wireless provider NII Holdings coupled with an underweight in outperforming AT&T (-7%) weighed on returns in the telecommunications sector. Despite these developments, we continued to favor the long-term growth prospects of wireless companies over the traditional carriers. Within energy, underweighting outperforming exploration and production companies like Exxon Mobil (-11%) and Chevron (-8%) hurt Fund performance.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. We continued to seek large cap, high quality companies that we felt had the potential to survive and grow market share during this down-cycle. We maintained a consistent emphasis on companies with strong balance sheets and earnings stability, over more cyclical or leveraged opportunities. We took advantage of price declines in quality financials stocks, increasing our financial sector overweight by the end of the period. We took profits in health care and technology to fund this move, although technology remained the Fund's largest overweight as of March 31, 2009. By the end of the period, we were underweight health care. Our largest underweights were in consumer staples and industrials at the end of the period.

      Valuations for many companies have improved in our view as the U.S. stock market has remained in a downtrend. We believe at some point, capitulation from selling by anxious investors will likely set the market up for a rebound. We believe a future market rally will be dominated by outperformance by market share winners with strong balance sheets and management teams. Amid rapidly changing market conditions we have maintained our bottom-up stock selection approach with a focus on a long-term investment horizon.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
-------------------------------------------------------------------------------------------------------
                             ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE        EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-------------------------------------------------------------------------------------------------------
    Investment Class              1,000.00                      711.77                  1.58
    Service Class                 1,000.00                      740.64                  2.69
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-------------------------------------------------------------------------------------------------------
    Investment Class              1,000.00                    1,022.82                  1.87
    Service Class                 1,000.00                    1,021.61                  3.12
-------------------------------------------------------------------------------------------------------

       * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.37% FOR INVESTMENT CLASS SHARES AND 0.62% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

      ** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS FOLLOWS: (-28.82)% FOR INVESTMENT CLASS SHARES, AND (-25.94)% FOR SERVICE CLASS SHARES.

U.S. Equity Fund                                                     (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets primarily in equity securities of issuers that are tied economically to the U.S. under normal circumstances.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Large-Cap Core Group
Based on average annual total returns for the periods ended 3/31/09

                                    SIX MONTHS   ONE YEAR   FIVE YEAR   TEN YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:           937         888        638         360
--------------------------------------------------------------------------------
Peer group average annual
   total return:                      -29.66%     -37.32%     -4.94%      -2.94%
--------------------------------------------------------------------------------

Lipper categories in Peer group: Large-Cap Core

TEN LARGEST HOLDINGS AS OF MARCH 31, 2009 as a % of Market Value

================================================================================
Microsoft Corp.                                                            3.28%
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                              2.87%
--------------------------------------------------------------------------------
Amgen Inc.                                                                 2.87%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          2.76%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                              2.63%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        2.56%
--------------------------------------------------------------------------------
Transocean Ltd.                                                            2.43%
--------------------------------------------------------------------------------
The Goldman Sachs Group, Inc                                               2.42%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)                                                    2.27%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       2.16%
================================================================================

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $329,633 (in thousands) as of March 31, 2009

                                   [PIE CHART]

Other Investments                                                        0.0%**
Information Technology                                                  23.0%
Financials                                                              14.3%
Healthcare                                                              14.2%
Energy                                                                  12.7%
Consumer Discretionary                                                  10.0%
Consumer Staples                                                         8.6%
Industrials                                                              5.6%
Materials                                                                3.7%
Short-Term                                                               2.7%
Telecommunication Services                                               2.7%
Utilities                                                                2.5%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL U.S. EQUITY             S&P 500 INDEX
                  ----------------------------             -------------
 03/99                      10,000.00                        10,000.00
 09/99                      10,122.79                        10,037.30
 09/00                      11,408.43                        11,366.61
 09/01                       9,413.29                         8,336.44
 09/02                       7,786.61                         6,628.31
 09/03                       9,398.06                         8,248.26
 09/04                      10,360.87                         9,392.55
 09/05                      11,385.59                        10,543.27
 09/06                      12,714.01                        11,681.48
 09/07                      14,873.03                        13,602.18
 09/08                      12,250.98                        10,612.99
 03/09                       8,719.94                         7,371.91


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES (Inception date: 11/25/97)
--------------------------------------------------------------------------------

                          SIX       ONE     FIVE    TEN      ENDING VALUE OF A
                         MONTHS     YEAR    YEAR    YEAR   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
U.S. Equity Fund         -28.82%  -33.99%  -3.61%  -1.36%         $8,720
--------------------------------------------------------------------------------
S&P 500 Index            -30.54%  -38.09%  -4.76%  -3.00%         $7,372
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                  GE INSTITUTIONAL U.S. EQUITY             S&P 500 INDEX
                  ----------------------------             -------------
01/03/01                     10,000.00                       10,000.00
   09/01                      8,477.20                        7,958.49
   09/02                      6,990.87                        6,327.80
   09/03                      8,415.90                        7,874.30
   09/04                      9,259.07                        8,966.71
   09/05                     10,150.94                       10,065.26
   09/06                     11,309.20                       11,151.87
   09/07                     13,195.10                       12,985.49
   09/08                     10,841.76                       10,131.82
   03/09                      8,029.87                        7,037.68


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES (Inception date: 01/03/01)
--------------------------------------------------------------------------------

                       SIX      ONE     FIVE     SINCE       ENDING VALUE OF A
                     MONTHS     YEAR    YEAR   INCEPTION   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
U.S. Equity Fund     -25.94%  -31.38%  -3.05%    -2.63%           $8,030
--------------------------------------------------------------------------------
S&P 500 Index        -30.54%  -38.09%  -4.76%    -4.17%*          $7,038
--------------------------------------------------------------------------------

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

 * INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE CLASS SHARES' INCEPTION DATE.

**    LESS THAN 0.1%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

U.S. EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.5%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 1.5%

Alliant Techsystems, Inc. .............              2,020   $     135,300 (a)
CAE, Inc. .............................            254,656       1,544,351
Hexcel Corp. ..........................             71,018         466,588 (a)
Honeywell International Inc. ..........             23,784         662,622
Rockwell Collins, Inc. ................             30,362         991,016
United Technologies Corp. .............             25,042       1,076,305
                                                                 4,876,182

BEVERAGES -- 3.5%

Molson Coors Brewing Co. (Class B) ....             16,158         553,896
Pepsi Bottling Group, Inc. ............            103,987       2,302,272
PepsiCo, Inc. .........................            168,403       8,669,386
                                                                11,525,554

BIOTECHNOLOGY -- 4.4%

Amgen Inc. ............................            190,768       9,446,831 (a,h)
Gilead Sciences, Inc. .................            109,355       5,065,324 (a)
                                                                14,512,155

CAPITAL MARKETS -- 6.4%

Ameriprise Financial, Inc. ............             70,077       1,435,878
Morgan Stanley ........................             43,928       1,000,241
State Street Corp. ....................            187,161       5,760,816 (e)
The Bank of New York Mellon Corp. .....             96,102       2,714,882
The Charles Schwab Corp. ..............            132,841       2,059,036
The Goldman Sachs Group, Inc ..........             75,389       7,992,742
                                                                20,963,595

CHEMICALS -- 1.9%

Monsanto Co. ..........................             53,672       4,460,143
Potash Corp of Saskatchewan Inc. ......             11,109         897,718
Praxair, Inc. .........................             12,992         874,232
                                                                 6,232,093

COMMERCIAL BANKS -- 0.8%

SunTrust Banks, Inc. ..................             90,621       1,063,891
US Bancorp ............................             60,666         886,330
Wells Fargo & Co. .....................             50,618         720,800
                                                                 2,671,021

COMMERCIAL SERVICES & SUPPLIES -- 1.0%

Corrections Corporation of America ....             67,818         868,749 (a)
Iron Mountain Inc. ....................            114,735       2,543,675 (a)
                                                                 3,412,424

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 7.1%

Cisco Systems, Inc. ...................            503,965   $   8,451,493 (a,h)
Corning Inc. ..........................            151,718       2,013,298
QUALCOMM Inc. .........................            243,450       9,472,640
Research In Motion Ltd. ...............             79,304       3,415,623 (a)
                                                                23,353,054

COMPUTERS & PERIPHERALS -- 2.4%

Dell Inc. .............................             30,418         288,363 (a)
Hewlett-Packard Co. ...................            151,315       4,851,159
International Business
   Machines Corp. .....................             28,641       2,775,026
                                                                 7,914,548

DIVERSIFIED FINANCIAL SERVICES -- 3.6%

Bank of America Corp. .................             98,161         669,458
CME Group Inc. ........................             16,136       3,975,749
JPMorgan Chase & Co. ..................            267,511       7,110,442
                                                                11,755,649

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%

AT&T Inc. .............................            106,151       2,675,005
Verizon Communications Inc. ...........             63,248       1,910,090
                                                                 4,585,095

ELECTRIC UTILITIES -- 1.6%

American Electric Power
   Comapny Inc. .......................             70,847       1,789,595
Edison International ..................             63,262       1,822,578
Entergy Corp. .........................              2,525         171,927
FPL Group, Inc. .......................             19,185         973,255
Northeast Utilities ...................             31,292         675,594
                                                                 5,432,949

ELECTRICAL EQUIPMENT -- 0.8%

ABB Ltd. ADR ..........................            131,509       1,833,235 (h)
Emerson Electric Co. ..................             28,847         824,447
                                                                 2,657,682

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0%*

Molex Inc. (Class A) ..................             10,132         128,068

ENERGY EQUIPMENT & SERVICES -- 4.8%

Halliburton Co. .......................             66,265       1,025,120
National Oilwell Varco, Inc. ..........             27,125         778,759 (a)
Schlumberger Ltd. .....................            150,311       6,105,633
Transocean Ltd. .......................            136,410       8,026,364 (a)
                                                                15,935,876

FOOD & STAPLES RETAILING -- 0.4%

Wal-Mart Stores, Inc. .................             23,768       1,238,313

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

U.S. EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.2%

Archer-Daniels-Midland Co. ............             12,397   $     344,389
General Mills, Inc. ...................             26,843       1,338,929
Kraft Foods Inc. (Class A) ............            103,058       2,297,163
McCormick & Company Inc. ..............             73,734       2,180,314
Nestle S.A. ADR .......................             30,368       1,018,846
                                                                 7,179,641

HEALTHCARE EQUIPMENT & SUPPLIES -- 3.5%

Baxter International Inc. .............             20,298       1,039,664
Boston Scientific Corp. ...............            207,485       1,649,506 (a)
Covidien Ltd. .........................             73,108       2,430,110
Hologic, Inc. .........................            106,700       1,396,703 (a)
Medtronic, Inc. .......................            101,323       2,985,989
ResMed, Inc. ..........................             54,324       1,919,810 (a)
                                                                11,421,782

HEALTHCARE PROVIDERS & SERVICES -- 2.3%

Aetna Inc. ............................             56,905       1,384,499 (h)
Cardinal Health, Inc. .................             60,686       1,910,395
Express Scripts, Inc. .................             13,128         606,120 (a)
McKesson Corp. ........................             26,321         922,288
UnitedHealth Group, Inc. ..............            132,740       2,778,248
                                                                 7,601,550

HOTELS RESTAURANTS & LEISURE -- 0.4%

Carnival Corp. ........................             67,210       1,451,736
Darden Restaurants, Inc. ..............              9,123         312,554
                                                                 1,764,290

HOUSEHOLD PRODUCTS -- 1.4%

Clorox Co. ............................             67,762       3,488,388
Kimberly-Clark Corp. ..................             22,820       1,052,230
                                                                 4,540,618

INDUSTRIAL CONGLOMERATES -- 0.3%

Textron, Inc. .........................            156,670         899,286

INSURANCE -- 3.1%

ACE Ltd. ..............................             78,564       3,173,986
AFLAC Inc. ............................             52,770       1,021,627
AON Corp. .............................             36,170       1,476,459
Chubb Corp. ...........................             20,254         857,149
Marsh & McLennan Companies, Inc. ......              6,094         123,404
MetLife, Inc. .........................             72,292       1,646,089
PartnerRe Ltd. ........................              4,039         250,701
Prudential Financial, Inc. ............             26,798         509,698
The Travelers Companies, Inc. .........             30,337       1,232,896
                                                                10,292,009

INTERNET SOFTWARE & SERVICES -- 1.0%

Baidu, Inc ADR ........................              3,988         704,281 (a)
Google Inc. (Class A) .................              7,234       2,517,866 (a)
                                                                 3,222,147

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
IT SERVICES -- 3.6%

Affiliated Computer Services, Inc.
   (Class A) ..........................             29,388   $   1,407,391 (a)
Cognizant Technology Solutions Corp.
   (Class A) ..........................             69,202       1,438,710 (a)
Paychex, Inc. .........................            145,742       3,741,197
The Western Union Co. .................            383,730       4,823,486
Visa, Inc. (Class A) ..................              9,042         502,735
                                                                11,913,519

LIFE SCIENCES TOOLS & SERVICES -- 0.4%

Thermo Fisher Scientific, Inc. ........             39,969       1,425,694 (a)

MACHINERY -- 1.2%

Deere & Co. ...........................             41,143       1,352,370
Eaton Corp. ...........................             26,302         969,492
ITT Corp. .............................             39,566       1,522,104
                                                                 3,843,966

MEDIA -- 5.5%

Comcast Corp. (Class A) ...............            581,796       7,487,715 (h)
Liberty Global, Inc. (Series C) .......             55,087         778,379 (a)
Liberty Media Corp -
   Entertainment (Series A) ...........             92,776       1,850,881 (a)
Omnicom Group Inc. ....................            204,414       4,783,288
The Walt Disney Co. ...................             40,464         734,826
Time Warner Inc. ......................            111,258       2,147,279
Viacom, Inc. (Class B) ................             15,198         264,141 (a)
                                                                18,046,509

METALS & MINING -- 1.8%

Allegheny Technologies Inc. ...........             94,861       2,080,302
Barrick Gold Corp. ....................             35,457       1,149,516
Freeport-McMoRan
   Copper & Gold Inc. .................             68,612       2,614,803
                                                                 5,844,621

MULTILINE RETAIL -- 0.9%

Kohl's Corp. ..........................             17,557         743,012 (a)
Target Corp. ..........................             66,421       2,284,218
                                                                 3,027,230

MULTI-UTILITIES -- 0.9%

Dominion Resources, Inc. ..............             94,940       2,942,191

OIL, GAS & CONSUMABLE FUELS -- 7.8%

Apache Corp. ..........................             29,767       1,907,767
Chevron Corp. .........................             18,186       1,222,827
Devon Energy Corp. ....................             40,257       1,799,085
Exxon Mobil Corp. .....................            133,398       9,084,404 (h)
Hess Corp. ............................             10,851         588,124
Marathon Oil Corp. ....................            191,191       5,026,411
Occidental Petroleum Corp. ............             50,865       2,830,637
Southwestern Energy Co. ...............             44,284       1,314,792 (a)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

U.S. EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Suncor Energy, Inc. ...................             76,873   $   1,707,349
Valero Energy Corp. ...................             20,246         362,403
                                                                25,843,799

PERSONAL PRODUCTS -- 0.6%

Alberto-Culver Co. ....................             50,670       1,145,649
The Estee Lauder Companies Inc.
   (Class A) ..........................             36,176         891,738
                                                                 2,037,387

PHARMACEUTICALS -- 3.6%

Abbott Laboratories ...................             46,015       2,194,916
Bristol-Myers Squibb Co. ..............            172,614       3,783,699
Merck & Company Inc. ..................             42,997       1,150,170
Pfizer Inc. ...........................             81,167       1,105,495
Wyeth .................................             80,939       3,483,615
                                                                11,717,895

PROFESSIONAL SERVICES -- 0.1%

Monster Worldwide, Inc. ...............             45,829         373,506 (a)

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%

CB Richard Ellis Group, Inc.
   (Class A) ..........................            119,087         479,921 (a)

ROAD & RAIL -- 0.2%

Union Pacific Corp. ...................             17,272         710,052

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%

Analog Devices, Inc. ..................             10,149         195,571
Intel Corp. ...........................            444,144       6,684,367 (h)
Kla-Tencor Corp. ......................             29,387         587,740
Lam Research Corp. ....................             41,488         944,682 (a)
MEMC Electronic Materials, Inc. .......             15,192         250,516 (a)
Microchip Technology Inc. .............             37,928         803,694
Taiwan Semiconductor
   Manufacturing Company Ltd. ADR .....             46,710         418,055
Texas Instruments Inc. ................             55,722         919,970
                                                                10,804,595

SOFTWARE -- 4.8%

Intuit, Inc. ..........................            103,787       2,802,249 (a)
Microsoft Corp. .......................            589,130      10,822,318 (h)
Oracle Corp. ..........................            127,696       2,307,467 (a)
                                                                15,932,034

SPECIALTY RETAIL -- 3.0%

Bed Bath & Beyond, Inc. ...............            197,562       4,889,660 (a,h)
Lowe's Companies, Inc. ................            182,329       3,327,504
O'Reilly Automotive, Inc. .............             17,706         619,887 (a)
Staples, Inc. .........................             66,613       1,206,361
                                                                10,043,412

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
TOBACCO -- 0.6%

Altria Group, Inc. ....................             60,700   $     972,414
Philip Morris International, Inc. .....             26,759         952,085
                                                                 1,924,499

WIRELESS TELECOMMUNICATION SERVICES -- 1.3%

American Tower Corp. (Class A) ........             34,243       1,042,014 (a)
NII Holdings, Inc. ....................            169,917       2,548,755 (a)
Vodafone Group PLC ADR ................             40,691         708,837
                                                                 4,299,606

TOTAL COMMON STOCK
   (COST $436,135,468) ................                        315,326,017

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.7%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund .....            128,426       1,131,433 (l)
Industrial Select Sector SPDR Fund ....            226,968       4,183,020 (l)

TOTAL EXCHANGE TRADED FUNDS
   (COST $11,313,071) .................                          5,314,453

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $128,965) ....................                             67,062 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $447,577,503) ................                        320,707,532

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%
--------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class 0.52%
   (COST $8,925,923) ..................                          8,925,923 (d,m)

TOTAL INVESTMENTS
   (COST $456,503,426) ................                        329,633,455

OTHER ASSETS AND LIABILITIES -- 0.1%                               432,621
                                                             -------------
NET ASSETS -- 100.0% ..................                      $ 330,066,076
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional U.S. Equity Fund had the following short futures contracts open at March 31, 2009 (unaudited):

                                         NUMBER      CURRENT        UNREALIZED
                          EXPIRATION      OF         NOTIONAL     APPRECIATION/
DESCRIPTION                  DATE      CONTRACTS      VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index Futures      June 2009      14       $(2,781,800)      $(14,493)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                                                             Q&A

SSGA FUNDS MANAGEMENT, INC. (SSGA FM) IS THE SUB-ADVISER FOR THE S&P 500 INDEX FUND. SSGA FM IS ONE OF THE STATE STREET GLOBAL ADVISORS COMPANIES WHICH CONSTITUTE THE INVESTMENT MANAGEMENT BUSINESS OF STATE STREET CORPORATION. STATE STREET GLOBAL ADVISORS HAS BEEN IN THE BUSINESS OF PROVIDING INVESTMENT ADVISORY SERVICES SINCE 1978. SSGA FM WAS FORMED IN MAY 2001 AS A RESULT OF A CHANGE IN FEDERAL LAW.

SSGA FM MANAGES PORTFOLIOS USING A TEAM OF INVESTMENT PROFESSIONALS. THE TEAM APPROACH IS USED TO CREATE AN ENVIRONMENT THAT ENCOURAGES THE FLOW OF INVESTMENT IDEAS. THE PORTFOLIO MANAGERS WITHIN THE TEAM WORK TOGETHER IN A COHESIVE MANNER TO DEVELOP AND ENHANCE TECHNIQUES THAT DRIVE THE INVESTMENT PROCESS FOR THE RESPECTIVE INVESTMENT STRATEGY. KEY PROFESSIONALS INVOLVED IN THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND INCLUDE KARL SCHNEIDER AND JOHN TUCKER. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional S&P 500 Index Fund returned -30.29% for the Investment Class shares and -30.46% for the Service Class shares. The S&P 500 Index, the Fund's benchmark, returned -30.54% and the Fund's Lipper peer group of 179 S&P 500 Index Objective Funds returned an average of -30.65% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Weighing on stocks through the fourth quarter of 2008 were overwhelming global liquidity needs in the wake of the Lehman Brothers failure in mid-September. Against a backdrop of sharply deteriorating economic data, poor earnings news, and ongoing asset impairment at large financial institutions, few investors could muster the courage or the money to resist the sustained selling pressure. Weighing on share prices in the 1st quarter of 2009 was a sharp deterioration in the global growth outlook, a similarly steep erosion in profits expectations, and lingering worries about impaired assets and tight credit conditions. With employment trends still worrisome and industrial production retreating steadily, major US stock averages sank inexorably to fresh 12-year lows in early March.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. By utilizing a passive, full replication investment style, the Fund owned the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of March 31, 2009 the four largest sectors in the S&P 500 Index were Information Technology (18.0%), Healthcare (15.3%), Energy (13.0%) and Consumer Staples (12.8%). The highest returning sector for the last six months was Telecommunication Services (-11.1%) followed by Healthcare (-20.2%). The lowest returning sectors were Financials (-56.0%) and Industrials (-41.1%).

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Over the last six months there were 26 index addition/deletion changes announced by Standard & Poors that impacted the Fund. Not all the additions and deletions were bought and sold in the Fund, however, as many changes were as a result of a merger or acquisition, or a spin-off involving another S&P 500 constituent. Additionally, there were numerous index share changes throughout the period, as well as at each quarter's end. Many of the share changes also required no trading, as the weight change within the portfolio was negligible.

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
-------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE        EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-------------------------------------------------------------------------------------------------------
   Investment Class               1,000.00                      697.08                  0.63
   Service Class                  1,000.00                      695.45                  1.78
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-------------------------------------------------------------------------------------------------------
   Investment Class               1,000.00                    1,023.90                  0.76
   Service Class                  1,000.00                    1,022.58                  2.12
-------------------------------------------------------------------------------------------------------

       * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.15% FOR INVESTMENT CLASS SHARES AND 0.42% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

      ** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS FOLLOWS: (-30.29)% FOR INVESTMENT CLASS SHARES, AND (-30.46)% FOR SERVICE CLASS SHARES.

S&P 500 Index Fund                                                   (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

S&P 500 Index Objective Peer Group
Based on average annual total returns for the periods ended 3/31/09

                                   SIX MONTHS   ONE YEAR   FIVE YEAR   TEN YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:          179        176         152         89
--------------------------------------------------------------------------------
Peer group average annual
   total return:                     -30.65%    -38.33%      -5.23%     -3.45%
--------------------------------------------------------------------------------

Lipper categories in Peer group: S&P 500 Index Objective

TEN LARGEST HOLDINGS AS OF MARCH 31, 2009 as a % of Market Value

================================================================================
Exxon Mobil Corp.                                                         4.77%
--------------------------------------------------------------------------------
AT&T Inc.                                                                 2.10%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         2.07%
--------------------------------------------------------------------------------
Microsoft Corp.                                                           1.99%
--------------------------------------------------------------------------------
The Procter & Gamble Co.                                                  1.96%
--------------------------------------------------------------------------------
Chevron Corp.                                                             1.91%
--------------------------------------------------------------------------------
International Business Machines Corp.                                     1.85%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                     1.65%
--------------------------------------------------------------------------------
General Electric Co.                                                      1.52%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      1.42%
================================================================================

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $26,152 (in thousands) as of March 31, 2009

                                  [PIE CHART]

Information Technology                                                   17.8%
Healthcare                                                               15.0%
Energy                                                                   12.8%
Consumer Staples                                                         12.6%
Financials                                                               10.6%
Industrials                                                               9.5%
Consumer Discretionary                                                    8.6%
Utilities                                                                 4.2%
Telecommunication Services                                                3.9%
Materials                                                                 3.3%
Short-Term                                                                1.6%
Other Investments                                                         0.1%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL S&P 500 INDEX           S&P 500 INDEX
                  ------------------------------           -------------
 03/99                      10,000.00                       10,000.00
 09/99                      10,043.86                       10,037.30
 09/00                      11,433.17                       11,366.61
 09/01                       8,365.26                        8,336.44
 09/02                       6,630.29                        6,628.31
 09/03                       8,243.80                        8,248.26
 09/04                       9,366.20                        9,392.55
 09/05                      10,497.35                       10,543.27
 09/06                      11,602.71                       11,681.48
 09/07                      13,500.41                       13,602.18
 09/08                      10,513.09                       10,612.99
 03/09                       7,328.43                        7,371.91


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES (Inception date: 11/25/97)
--------------------------------------------------------------------------------

                          SIX       ONE     FIVE    TEN      ENDING VALUE OF A
                         MONTHS    YEAR     YEAR    YEAR   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
S&P 500 Index Fund       -30.29%  -37.92%  -4.84%  -3.06%        $7,328
--------------------------------------------------------------------------------
S&P 500 Index            -30.54%  -38.09%  -4.76%  -3.00%        $7,372
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL S&P 500 INDEX           S&P 500 INDEX
                  ------------------------------           -------------
 09/05                      10,000.00                        10,000.00
 12/05                      10,202.48                        10,209.46
 03/06                      10,616.44                        10,638.65
 06/06                      10,452.58                        10,485.44
 09/06                      11,039.03                        11,079.57
 12/06                      11,762.75                        11,821.78
 03/07                      11,823.97                        11,897.61
 06/07                      12,558.59                        12,644.76
 09/07                      12,803.47                        12,901.30
 12/07                      12,369.53                        12,471.45
 03/08                      11,177.93                        11,293.58
 06/08                      10,866.69                        10,985.62
 09/08                       9,950.75                        10,066.13
 12/08                       7,761.27                         7,857.29
 03/09                       6,920.24                         6,992.06


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES (Inception date: 09/30/05)
--------------------------------------------------------------------------------

                        SIX      ONE    THREE     SINCE      ENDING VALUE OF A
                      MONTHS    YEAR     YEAR   INCEPTION  $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
S&P 500 Index Fund    -30.46%  -38.09%  -13.29%  -9.99%           $6,920
--------------------------------------------------------------------------------
S&P 500 Index         -30.54%  -38.09%  -13.05%  -9.71%*          $6,992
--------------------------------------------------------------------------------

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

  * INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE CLASS SHARES' INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.6%

Boeing Co. ............................              2,700   $      96,066
General Dynamics Corp. ................              1,400          58,226
Goodrich Corp. ........................                500          18,945
Honeywell International Inc. ..........              2,750          76,615
L-3 Communications Holdings, Inc. .....                450          30,510
Lockheed Martin Corp. .................              1,240          85,597
Northrop Grumman Corp. ................              1,184          51,670
Precision Castparts Corp. .............                500          29,950
Raytheon Co. ..........................              1,500          58,410
Rockwell Collins, Inc. ................                600          19,584
United Technologies Corp. .............              3,500         150,430
                                                                   676,003

AIR FREIGHT & LOGISTICS -- 1.1%

CH Robinson Worldwide, Inc. ...........                600          27,366
Expeditors International
   of Washington, Inc. ................                800          22,632
FedEx Corp. ...........................              1,150          51,163
United Parcel Service, Inc.
   (Class B) ..........................              3,700         182,114
                                                                   283,275

AIRLINES -- 0.1%

Southwest Airlines Co. ................              2,550          16,142

AUTO COMPONENTS -- 0.1%

Johnson Controls, Inc. ................              2,100          25,200
The Goodyear Tire & Rubber Co. ........              1,000           6,260 (a)
                                                                    31,460

AUTOMOBILES -- 0.2%

Ford Motor Co. ........................              9,414          24,759 (a)
General Motors Corp. ..................              2,412           4,679
Harley-Davidson, Inc. .................                900          12,051
                                                                    41,489

BEVERAGES -- 2.7%

Brown-Forman Corp. (Class B) ..........                325          12,620
Coca-Cola Enterprises, Inc. ...........              1,200          15,828
Constellation Brands, Inc. (Class A) ..                800           9,520 (a)
Dr Pepper Snapple Group, Inc. .........              1,000          16,910 (a)
Molson Coors Brewing Co. (Class B) ....                500          17,140
Pepsi Bottling Group, Inc. ............                500          11,070
PepsiCo, Inc. .........................              5,810         299,099
The Coca-Cola Co. .....................              7,400         325,230 (h)
                                                                   707,417

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.1%

Amgen Inc. ............................              3,876   $     191,940 (a)
Biogen Idec Inc. ......................              1,100          57,662 (a)
Celgene Corp. .........................              1,700          75,480 (a)
Cephalon, Inc. ........................                240          16,344 (a)
Genzyme Corp. .........................              1,000          59,390 (a)
Gilead Sciences, Inc. .................              3,400         157,488 (a)
                                                                   558,304

BUILDING PRODUCTS -- 0.0%*

Masco Corp. ...........................              1,400           9,772

CAPITAL MARKETS -- 2.4%

Ameriprise Financial, Inc. ............                860          17,621
E*Trade Financial Corp. ...............              2,200           2,816 (a)
Federated Investors, Inc. (Class B) ...                300           6,678
Franklin Resources, Inc. ..............                600          32,322
Invesco Ltd. ..........................              1,500          20,790
Janus Capital Group, Inc. .............                600           3,990
Legg Mason, Inc. ......................                500           7,950
Morgan Stanley ........................              3,900          88,803
Northern Trust Corp. ..................                800          47,856
State Street Corp. ....................              1,600          49,248 (e)
T Rowe Price Group, Inc. ..............                900          25,974
The Bank of New York Mellon Corp. .....              4,241         119,808
The Charles Schwab Corp. ..............              3,400          52,700
The Goldman Sachs Group, Inc ..........              1,720         182,354
                                                                   658,910

CHEMICALS -- 2.0%

Air Products & Chemicals, Inc. ........                800          45,000
CF Industries Holdings, Inc. ..........                150          10,669
Eastman Chemical Co. ..................                300           8,040
Ecolab Inc. ...........................                600          20,838
EI Du Pont de Nemours & Co. ...........              3,303          73,756
International Flavors &
Fragrances Inc. .......................                300           9,138
Monsanto Co. ..........................              2,036         169,192
PPG Industries, Inc. ..................                600          22,140
Praxair, Inc. .........................              1,150          77,383
Rohm and Haas Co. .....................                470          37,055
Sigma-Aldrich Corp. ...................                500          18,895
The Dow Chemical Co. ..................              3,394          28,611
                                                                   520,717

COMMERCIAL BANKS -- 1.9%

BB&T Corp. ............................              2,000          33,840
Comerica Inc. .........................                550          10,071
Fifth Third Bancorp ...................              2,019           5,895
First Horizon National Corp. ..........                840           9,020
Huntington Bancshares Inc. ............              1,478           2,453
Keycorp ...............................              1,900          14,953
M&T Bank Corp. ........................                300          13,572
Marshall & Ilsley Corp. ...............                998           5,619
PNC Financial Services Group, Inc. ....              1,614          47,274

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Regions Financial Corp. ...............              2,373   $      10,109
SunTrust Banks, Inc. ..................              1,300          15,262
US Bancorp ............................              6,506          95,053
Wells Fargo & Co. .....................             15,658         222,970
Zions Bancorporation ..................                400           3,932
                                                                   490,023

COMMERCIAL SERVICES & SUPPLIES -- 0.5%

Avery Dennison Corp. ..................                400           8,936
Cintas Corp. ..........................                500          12,360
Iron Mountain Inc. ....................                600          13,302 (a)
Pitney Bowes Inc. .....................                800          18,680
Republic Services, Inc. ...............              1,200          20,580
RR Donnelley & Sons Co. ...............                800           5,864
Stericycle, Inc. ......................                300          14,319 (a)
Waste Management, Inc. ................              1,770          45,312
                                                                   139,353

COMMUNICATIONS EQUIPMENT -- 2.9%

Ciena Corp. ...........................                357           2,777 (a)
Cisco Systems, Inc. ...................             21,700         363,909 (a,h)
Corning Inc. ..........................              5,800          76,966
Harris Corp. ..........................                500          14,470
JDS Uniphase Corp. ....................                850           2,763 (a)
Juniper Networks, Inc. ................              1,900          28,614 (a)
Motorola, Inc. ........................              8,161          34,521
QUALCOMM Inc. .........................              6,100         237,351
Tellabs, Inc. .........................              1,600           7,328 (a)
                                                                   768,699

COMPUTERS & PERIPHERALS -- 5.1%

Apple Inc. ............................              3,304         347,316 (a)
Dell Inc. .............................              6,300          59,724 (a)
EMC Corp. .............................              7,462          85,067 (a)
Hewlett-Packard Co. ...................              8,928         286,232
International Business
   Machines Corp. .....................              5,000         484,450 (h)
Lexmark International, Inc.
   (Class A) ..........................                300           5,061 (a)
NetApp, Inc. ..........................              1,300          19,292 (a)
QLogic Corp. ..........................                500           5,560 (a)
SanDisk Corp. .........................                900          11,385 (a)
Sun Microsystems, Inc. ................              2,950          21,594 (a)
Teradata Corp. ........................                700          11,354 (a)
                                                                 1,337,035

CONSTRUCTION & ENGINEERING -- 0.1%

Fluor Corp. ...........................                680          23,494
Jacobs Engineering Group, Inc. ........                500          19,330 (a)
                                                                    42,824

CONSTRUCTION MATERIALS -- 0.1%

Vulcan Materials Co. .................                 400          17,716

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.4%

American Express Co. ..................              4,200   $      57,246 (h)
Capital One Financial Corp. ...........              1,369          16,757
Discover Financial Services ...........              1,850          11,673
SLM Corp. .............................              1,800           8,910 (a)
                                                                    94,586

CONTAINERS & PACKAGING -- 0.2%

Ball Corp. ............................                400          17,360
Bemis Company Inc. ....................                400           8,388
Owens-Illinois, Inc. ..................                600           8,664 (a)
Pactiv Corp. ..........................                500           7,295 (a)
Sealed Air Corp. ......................                600           8,280
                                                                    49,987

DISTRIBUTORS -- 0.1%

Genuine Parts Co. .....................                600          17,916

DIVERSIFIED CONSUMER SERVICES -- 0.2%

Apollo Group, Inc. (Class A) ..........                400          31,332 (a)
H&R Block Inc. ........................              1,300          23,647
                                                                    54,979

DIVERSIFIED FINANCIAL SERVICES -- 2.8%

Bank of America Corp. .................             23,807         162,364 (h)
CIT Group, Inc. .......................              1,400           3,990
Citigroup, Inc. .......................             19,913          50,380
CME Group Inc. ........................                240          59,134
IntercontinentalExchange, Inc. ........                295          21,969 (a)
JPMorgan Chase & Co. ..................             13,967         371,243
Leucadia National Corp. ...............                700          10,423
Moody's Corp. .........................                700          16,044
NYSE Euronext .........................              1,000          17,900
The NASDAQ OMX Group, Inc. ............                500           9,790 (a)
                                                                   723,237

DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.6%

AT&T Inc. .............................             21,831         550,141 (h)
CenturyTel, Inc. ......................                400          11,248
Embarq Corp. ..........................                535          20,250
Frontier Communications Corp. .........              1,200           8,616
Qwest Communications
   International Inc. .................              5,017          17,158
Verizon Communications Inc. ...........             10,566         319,093
Windstream Corp. ......................              1,718          13,847
                                                                   940,353

ELECTRIC UTILITIES -- 2.4%

Allegheny Energy, Inc. ................                600          13,902
American Electric Power
   Comapny Inc. .......................              1,440          36,374
Duke Energy Corp. .....................              4,808          68,851
Edison International ..................              1,200          34,572
Entergy Corp. .........................                700          47,663

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Exelon Corp. ................................        2,450    $    111,205
FirstEnergy Corp. ...........................        1,131          43,657
FPL Group, Inc. .............................        1,500          76,095
Northeast Utilities .........................          700          15,113
Pepco Holdings, Inc. ........................          700           8,736
Pinnacle West Capital Corp. .................          400          10,624
PPL Corp. ...................................        1,400          40,194
Progress Energy, Inc. .......................          975          35,353
The Southern Co. ............................        2,900          88,798
                                                                   631,137

ELECTRICAL EQUIPMENT -- 0.4%

Cooper Industries Ltd. ......................          600          15,516
Emerson Electric Co. ........................        2,800          80,024
Rockwell Automation, Inc. ...................          500          10,920
                                                                   106,460

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%

Agilent Technologies, Inc. ..................        1,355          20,826 (a)
Amphenol Corp. (Class A) ....................          700          19,943
FLIR Systems, Inc. ..........................          500          10,240 (a)
Jabil Circuit, Inc. .........................          800           4,448
Molex Inc. ..................................          550           7,557
Tyco Electronics Ltd. .......................        1,641          18,117
                                                                    81,131

ENERGY EQUIPMENT & SERVICES -- 1.5%

Baker Hughes Inc. ...........................        1,170          33,403
BJ Services Co. .............................        1,100          10,945
Cameron International Corp. .................          800          17,544 (a)
Diamond Offshore Drilling, Inc. .............          270          16,972
ENSCO International Inc. ....................          500          13,200
Halliburton Co. .............................        3,245          50,200
Nabors Industries Ltd. ......................        1,100          10,989 (a)
National Oilwell Varco, Inc. ................        1,500          43,065 (a)
Rowan Companies, Inc. .......................          400           4,788
Schlumberger Ltd. ...........................        4,400         178,728
Smith International, Inc. ...................          800          17,184
                                                                   397,018

FOOD & STAPLES RETAILING -- 3.4%

Costco Wholesale Corp. ......................        1,600          74,112
CVS Caremark Corp. ..........................        5,381         147,924
Safeway Inc. ................................        1,500          30,285
SUPERVALU, Inc. .............................          789          11,267
Sysco Corp. .................................        2,200          50,160
The Kroger Co. ..............................        2,400          50,928
Walgreen Co. ................................        3,600          93,456
Wal-Mart Stores, Inc. .......................        8,300         432,430
Whole Foods Market, Inc. ....................          600          10,080
                                                                   900,642

FOOD PRODUCTS -- 1.8%

Archer-Daniels-Midland Co. ..................        2,408          66,894
Campbell Soup Co. ...........................          800          21,888
ConAgra Foods, Inc. .........................        1,600          26,992
Dean Foods Co. ..............................          600          10,848 (a)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
General Mills, Inc. .........................        1,200    $     59,856
HJ Heinz Co. ................................        1,200          39,672
Hormel Foods Corp. ..........................          300           9,513
Kellogg Co. .................................          900          32,967
Kraft Foods Inc. (Class A) ..................        5,426         120,946
McCormick & Company Inc. ....................          500          14,785
Sara Lee Corp. ..............................        2,506          20,248
The Hershey Co. .............................          600          20,850
The JM Smucker Co. ..........................          400          14,908
Tyson Foods, Inc. (Class A) .................        1,200          11,268
                                                                   471,635

GAS UTILITIES -- 0.2%

EQT CORP. ...................................          500          15,665
Nicor Inc. ..................................          200           6,646
Questar Corp. ...............................          600          17,658
                                                                    39,969

HEALTHCARE EQUIPMENT & SUPPLIES -- 2.3%

Baxter International Inc. ...................        2,300         117,806
Becton Dickinson & Co. ......................          900          60,516
Boston Scientific Corp. .....................        5,439          43,240 (a)
Covidien Ltd. ...............................        1,841          61,195
CR Bard, Inc. ...............................          350          27,902
DENTSPLY International Inc. .................          600          16,110
Hospira, Inc. ...............................          600          18,516 (a)
Intuitive Surgical, Inc. ....................          140          13,350 (a)
Medtronic, Inc. .............................        4,100         120,827
St Jude Medical, Inc. .......................        1,300          47,229 (a)
Stryker Corp. ...............................          900          30,636
Varian Medical Systems, Inc. ................          500          15,220 (a)
Zimmer Holdings, Inc. .......................          790          28,835 (a)
                                                                   601,382

HEALTHCARE PROVIDERS & SERVICES -- 2.1%

Aetna Inc. ..................................        1,700          41,361
AmerisourceBergen Corp. .....................          544          17,767
Cardinal Health, Inc. .......................        1,275          40,137
CIGNA Corp. .................................        1,100          19,349
Coventry Health Care, Inc. ..................          600           7,764 (a)
DaVita, Inc. ................................          400          17,580 (a)
Express Scripts, Inc. .......................          900          41,553 (a)
Humana Inc. .................................          600          15,648 (a)
Laboratory Corporation of
   America Holdings .........................          400          23,396 (a)
McKesson Corp. ..............................        1,044          36,582
Medco Health Solutions, Inc. ................        1,888          78,050 (a)
Patterson Companies, Inc. ...................          400           7,544 (a)
Quest Diagnostics Inc. ......................          600          28,488
Tenet Healthcare Corp. ......................        1,600           1,856 (a)
UnitedHealth Group, Inc. ....................        4,500          94,185
WellPoint, Inc. .............................        1,900          72,143 (a)
                                                                   543,403

HEALTHCARE TECHNOLOGY -- 0.0%*

IMS Health Inc. .............................          688           8,579

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE -- 1.5%

Carnival Corp. ..............................        1,600    $     34,560
Darden Restaurants, Inc. ....................          550          18,843
International Game Technology ...............        1,200          11,064
Marriott International, Inc. (Class A) ......        1,000          16,360
McDonald's Corp. ............................        4,189         228,594
Starbucks Corp. .............................        2,600          28,886 (a)
Starwood Hotels & Resorts
   Worldwide, Inc. ..........................          700           8,890
Wyndham Worldwide Corp. .....................          727           3,053
Wynn Resorts Ltd. ...........................          200           3,994 (a)
Yum! Brands, Inc. ...........................        1,700          46,716
                                                                   400,960

HOUSEHOLD DURABLES -- 3.1%

Black & Decker Corp. ........................          200           6,312
Centex Corp. ................................          500           3,750
DR Horton, Inc. .............................        1,100          10,670
Fortune Brands, Inc. ........................          500          12,275
Harman International
   Industries, Inc. .........................          200           2,706
KB Home .....................................          300           3,954
Leggett & Platt, Inc. .......................          600           7,794
Lennar Corp. (Class A) ......................          600           4,506
Newell Rubbermaid Inc. ......................        1,115           7,114
Pulte Homes, Inc. ...........................          800           8,744
Snap-On Inc. ................................          200           5,020
The Stanley Works ...........................          300           8,736
Whirlpool Corp. .............................          271           8,019
Clorox Co. ..................................          500          25,740
Colgate-Palmolive Co. .......................        1,900         112,062
Kimberly-Clark Corp. ........................        1,500          69,165
The Procter & Gamble Co. ....................       10,895         513,046
                                                                   809,613

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%

Constellation Energy Group, Inc. ............          700          14,462
Dynegy Inc. (Class A) .......................        2,000           2,820 (a)
The AES Corp. ...............................        2,600          15,106 (a)
                                                                    32,388

INDUSTRIAL CONGLOMERATES -- 2.0%

General Electric Co. ........................       39,200         396,312 (h,k)
Textron, Inc. ...............................          900           5,166
3M Co. ......................................        2,600         129,272
                                                                   530,750

INSURANCE -- 2.1%

AFLAC Inc. ..................................        1,700          32,912
American International Group, Inc. ..........       10,638          10,638 (h)
AON Corp. ...................................        1,000          40,820
Assurant, Inc. ..............................          400           8,712
Chubb Corp. .................................        1,300          55,016
Cincinnati Financial Corp. ..................          638          14,591
Genworth Financial, Inc. (Class A) ..........        1,700           3,230

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Hartford Financial
   Services Group, Inc. .....................        1,200    $      9,420
Lincoln National Corp. ......................        1,022           6,837
Loews Corp. .................................        1,305          28,841
Marsh & McLennan Companies, Inc. ............        1,900          38,475
MBIA Inc. ...................................          700           3,206 (a)
MetLife, Inc. ...............................        3,021          68,788
Principal Financial Group, Inc. .............        1,000           8,180
Prudential Financial, Inc. ..................        1,500          28,530
The Allstate Corp. ..........................        1,900          36,385
The Progressive Corp. .......................        2,400          32,256
The Travelers Companies, Inc. ...............        2,176          88,433
Torchmark Corp. .............................          300           7,869
Unum Group ..................................        1,146          14,325
XL Capital Ltd. .............................        1,300           7,098
                                                                   544,562

INTERNET & CATALOG RETAIL -- 0.4%

Amazon.com, Inc. ............................        1,200          88,128 (a)
Expedia, Inc. ...............................          800           7,264 (a)
                                                                    95,392

INTERNET SOFTWARE & SERVICES -- 1.7%

Akamai Technologies, Inc. ...................          700          13,580 (a)
eBay Inc. ...................................        3,900          48,984 (a)
Google Inc. (Class A) .......................          890         309,773 (a)
VeriSign, Inc. ..............................          800          15,096 (a)
Yahoo! Inc. .................................        5,200          66,612 (a)
                                                                   454,045

IT SERVICES -- 1.1%

Affiliated Computer Services,
   Inc. (Class A)............................          400          19,156 (a)
Automatic Data Processing, Inc. .............        1,900          66,804
Cognizant Technology Solutions
   Corp. (Class A)...........................        1,100          22,869 (a)
Computer Sciences Corp. .....................          600          22,104 (a)
Convergys Corp. .............................          500           4,040 (a)
Fidelity National Information
   Services, Inc. ...........................          700          12,740
Fiserv, Inc. ................................          600          21,876 (a)
Mastercard Inc. (Class A) ...................          280          46,894
Paychex, Inc. ...............................        1,200          30,804
The Western Union Co. .......................        2,550          32,053
Total System Services, Inc. .................          738          10,192
                                                                   289,532

LEISURE EQUIPMENT & PRODUCTS -- 0.1%

Eastman Kodak Co. ...........................        1,100           4,180
Hasbro, Inc. ................................          450          11,282
Mattel, Inc. ................................        1,400          16,142
                                                                    31,604

LIFE SCIENCES TOOLS & SERVICES -- 0.4%

Life Technologies Corp. .....................          685          22,249 (a)
Millipore Corp. .............................          200          11,482 (a)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
PerkinElmer, Inc. ...........................          500    $      6,385
Thermo Fisher Scientific, Inc. ..............        1,600          57,072 (a)
Waters Corp. ................................          400          14,780 (a)
                                                                   111,968

MACHINERY -- 1.5%

Caterpillar Inc. ............................        2,200          61,512
Cummins Inc. ................................          700          17,815
Danaher Corp. ...............................          950          51,509
Deere & Co. .................................        1,600          52,592
Dover Corp. .................................          700          18,466
Eaton Corp. .................................          600          22,116
Flowserve Corp. .............................          200          11,224
Illinois Tool Works Inc. ....................        1,400          43,190
Ingersoll-Rand Company Ltd. (Class A) .......        1,060          14,628
ITT Corp. ...................................          700          26,929
PACCAR Inc. .................................        1,325          34,132
Pall Corp. ..................................          400           8,172
Parker Hannifin Corp. .......................          550          18,689
The Manitowoc Company Inc. ..................          500           1,635
                                                                   382,609

MEDIA -- 2.4%

CBS Corp. (Class B) .........................        2,650          10,176
Comcast Corp. (Class A) .....................       10,688         145,784
Gannett Company, Inc. .......................          900           1,980
Interpublic Group of Companies, Inc. ........        1,900           7,828 (a)
Meredith Corp. ..............................          100           1,664
News Corp. (Class A) ........................        8,400          55,608
Omnicom Group Inc. ..........................        1,100          25,740
Scripps Networks Interactive, Inc.
   (Class A) ................................          400           9,004
The DIRECTV Group Inc. ......................        2,000          45,580 (a)
The McGraw-Hill Companies, Inc. .............        1,200          27,444
The New York Times Co. (Class A) ............          500           2,260
The Walt Disney Co. .........................        6,800         123,488
The Washington Post Co. (Class B) ...........           20           7,142
Time Warner Cable Inc. ......................        1,299          32,215
Time Warner Inc. ............................        4,383          84,592
Viacom, Inc. (Class B) ......................        2,250          39,105 (a)
                                                                   619,610

METALS & MINING -- 0.9%

AK Steel Holding Corp. ......................          400           2,848
Alcoa, Inc. .................................        3,584          26,307
Allegheny Technologies Inc. .................          400           8,772
Freeport-McMoRan Copper & Gold Inc. .........        1,574          59,985
Newmont Mining Corp. ........................        1,800          80,568
Nucor Corp. .................................        1,200          45,804
Titanium Metals Corp. .......................          300           1,641
United States Steel Corp. ...................          380           8,029
                                                                   233,954

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.8%

Big Lots, Inc. ..............................          300    $      6,234 (a)
Family Dollar Stores, Inc. ..................          500          16,685
JC Penney Company Inc. ......................          800          16,056
Kohl's Corp. ................................        1,100          46,552 (a)
Macy's, Inc. ................................        1,682          14,970
Nordstrom, Inc. .............................          600          10,050
Sears Holdings Corp. ........................          229          10,468 (a)
Target Corp. ................................        2,800          96,292
                                                                   217,307

MULTI-UTILITIES -- 1.5%

Ameren Corp. ................................          800          18,552
Centerpoint Energy, Inc. ....................        1,200          12,516
CMS Energy Corp. ............................          900          10,656
Consolidated Edison, Inc. ...................        1,000          39,610
Dominion Resources, Inc. ....................        2,200          68,178
DTE Energy Co. ..............................          600          16,620
Integrys Energy Group, Inc. .................          294           7,656
NiSource Inc. ...............................        1,047          10,261
PG&E Corp. ..................................        1,400          53,508
Public Service Enterprise Group Inc. ........        1,900          55,993
SCANA Corp. .................................          400          12,356
Sempra Energy ...............................          950          43,928
TECO Energy, Inc. ...........................          800           8,920
Wisconsin Energy Corp. ......................          400          16,468
Xcel Energy, Inc. ...........................        1,615          30,087
                                                                   405,309

OFFICE ELECTRONICS -- 0.1%

Xerox Corp. .................................        3,000          13,650

OIL, GAS & CONSUMABLE FUELS -- 11.2%

Anadarko Petroleum Corp. ....................        1,674          65,102
Apache Corp. ................................        1,212          77,677
Cabot Oil & Gas Corp. .......................          400           9,428
Chesapeake Energy Corp. .....................        2,100          35,826
Chevron Corp. ...............................        7,414         498,517
ConocoPhillips ..............................        5,516         216,007
CONSOL Energy Inc. ..........................          700          17,668
Devon Energy Corp. ..........................        1,628          72,755
El Paso Corp. ...............................        2,383          14,894
EOG Resources, Inc. .........................          900          49,284
Exxon Mobil Corp. ...........................       18,316       1,247,320 (h)
Hess Corp. ..................................        1,050          56,910
Marathon Oil Corp. ..........................        2,582          67,881
Massey Energy Co. ...........................          300           3,036
Murphy Oil Corp. ............................          700          31,339
Noble Energy, Inc. ..........................          700          37,716
Occidental Petroleum Corp. ..................        3,000         166,950
Peabody Energy Corp. ........................        1,000          25,040
Pioneer Natural Resources Co. ...............          500           8,235
Range Resources Corp. .......................          600          24,696
Southwestern Energy Co. .....................        1,300          38,597 (a)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Spectra Energy Corp. ........................        2,454    $     34,700
Sunoco, Inc. ................................          400          10,592
Tesoro Corp. ................................          500           6,735
The Williams Companies Inc. .................        2,100          23,898
Valero Energy Corp. .........................        1,900          34,010
XTO Energy Inc. .............................        2,157          66,047
                                                                 2,940,860

PAPER & FOREST PRODUCTS -- 0.2%

International Paper Co. .....................        1,675          11,792
MeadWestvaco Corp. ..........................          700           8,393
Weyerhaeuser Co. ............................          745          20,540
                                                                    40,725

PERSONAL PRODUCTS -- 0.1%

Avon Products, Inc. .........................        1,500          28,845
The Estee Lauder Companies Inc.
   (Class A) ................................          400           9,860
                                                                    38,705

PHARMACEUTICALS -- 8.1%

Abbott Laboratories .........................        5,700         271,890 (h)
Allergan, Inc. ..............................        1,100          52,536
Bristol-Myers Squibb Co. ....................        7,300         160,016
Eli Lilly & Co. .............................        3,700         123,617 (h)
Forest Laboratories, Inc. ...................        1,100          24,156 (a)
Johnson & Johnson ...........................       10,268         540,097 (h)
King Pharmaceuticals, Inc. ..................          966           6,830 (a)
Merck & Company Inc. ........................        7,800         208,650
Mylan, Inc. .................................        1,200          16,092 (a)
Pfizer Inc. .................................       25,069         341,440 (h)
Schering-Plough Corp. .......................        6,100         143,655
Watson Pharmaceuticals, Inc. ................          400          12,444 (a)
Wyeth .......................................        4,900         210,896 (h)
                                                                 2,112,319

PROFESSIONAL SERVICES -- 0.2%

Dun & Bradstreet Corp. ......................          200          15,400
Equifax Inc. ................................          500          12,225
Monster Worldwide, Inc. .....................          500           4,075 (a)
Robert Half International Inc. ..............          600          10,698
                                                                    42,398

REAL ESTATE INVESTMENT TRUSTS (REIT'S) -- 0.8%

Apartment Investment &
   Management Co. (Class A) (REIT) ..........          605           3,315
AvalonBay Communities, Inc. (REIT) ..........          345          16,236
Boston Properties, Inc. (REIT) ..............          400          14,012
Equity Residential (REIT) ...................        1,000          18,350
HCP, Inc. (REIT) ............................          900          16,065
Health Care REIT, Inc. (REIT) ...............          400          12,236
Host Hotels & Resorts, Inc. (REIT) ..........        2,100           8,232
Kimco Realty Corp. (REIT) ...................          900           6,858
Plum Creek Timber
   Company, Inc. (REIT) .....................          600          17,442

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
ProLogis (REIT) .............................        1,000    $       6,500
Public Storage (REIT) .......................          440          24,310
Simon Property Group, Inc. (REIT) ...........        1,021          35,367
Ventas, Inc. (REIT) .........................          500          11,305
Vornado Realty Trust (REIT) .................          514          17,085
                                                                   207,313

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%*

CB Richard Ellis Group, Inc. (Class A) ......          900           3,627 (a)

ROAD & RAIL -- 0.9%

Burlington Northern Santa Fe Corp. ..........        1,000          60,150
CSX Corp. ...................................        1,500          38,775
Norfolk Southern Corp. ......................        1,400          47,250
Ryder System, Inc. ..........................          200           5,662
Union Pacific Corp. .........................        1,890          77,698
                                                                   229,535

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.5%

Advanced Micro Devices, Inc. ................        2,400           7,320 (a)
Altera Corp. ................................        1,000          17,550
Analog Devices, Inc. ........................        1,100          21,197
Applied Materials, Inc. .....................        4,900          52,675
Broadcom Corp. (Class A) ....................        1,700          33,966 (a)
Intel Corp. .................................       20,600         310,030 (h)
Kla-Tencor Corp. ............................          600          12,000
Linear Technology Corp. .....................          800          18,384
LSI Corp. ...................................        2,500           7,600 (a)
MEMC Electronic Materials, Inc. .............          900          14,841 (a)
Microchip Technology Inc. ...................          700          14,833
Micron Technology, Inc. .....................        3,000          12,180 (a)
National Semiconductor Corp. ................          800           8,216
Novellus Systems, Inc. ......................          400           6,652 (a)
Nvidia Corp. ................................        2,100          20,706 (a)
Teradyne, Inc. ..............................          700           3,066 (a)
Texas Instruments Inc. ......................        4,700          77,597
Xilinx, Inc. ................................        1,000          19,160
                                                                   657,973

SOFTWARE -- 4.0%

Adobe Systems Inc. ..........................        1,900          40,641 (a)
Autodesk, Inc. ..............................          900          15,129 (a)
BMC Software, Inc. ..........................          700          23,100 (a)
CA, Inc. ....................................        1,350          23,773
Citrix Systems, Inc. ........................          700          15,848 (a)
Compuware Corp. .............................        1,000           6,590 (a)
Electronic Arts, Inc. .......................        1,100          20,009 (a)
Intuit, Inc. ................................        1,200          32,400 (a)
McAfee, Inc. ................................          600          20,100 (a)
Microsoft Corp. .............................       28,300         519,871 (h)
Novell, Inc. ................................        1,400           5,964 (a)
Oracle Corp. ................................       14,207         256,720 (a)
Salesforce.com, Inc. ........................          400          13,092 (a)
Symantec Corp. ..............................        3,059          45,701 (a)
                                                                 1,038,938

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.1%

Abercrombie & Fitch Co. (Class A) ...........          300   $       7,140
AutoNation, Inc. ............................          468           6,496 (a)
AutoZone, Inc. ..............................          150          24,393 (a)
Bed Bath & Beyond, Inc. .....................        1,000          24,750 (a)
Best Buy Company Inc. .......................        1,250          47,450
GameStop Corp. (Class A) ....................          600          16,812 (a)
Home Depot, Inc. ............................        6,300         148,428
Lowe's Companies, Inc. ......................        5,500         100,375
Ltd Brands, Inc. ............................        1,026           8,926
Office Depot, Inc. ..........................        1,100           1,441 (a)
O'Reilly Automotive, Inc. ...................          500          17,505 (a)
RadioShack Corp. ............................          500           4,285
Staples, Inc. ...............................        2,550          46,181
The Gap Inc. ................................        1,662          21,589
The Sherwin-Williams Co. ....................          400          20,788
Tiffany & Co. ...............................          500          10,780
TJX Companies, Inc. .........................        1,500          38,460
                                                                   545,799

TEXTILES APPAREL & LUXURY GOODS -- 0.4%

Coach, Inc. .................................        1,200          20,040 (a)
NIKE, Inc. (Class B) ........................        1,400          65,646
Polo Ralph Lauren Corp. (Class A) ...........          200           8,450
VF Corp. ....................................          300          17,133
                                                                   111,269

THRIFTS & MORTGAGE FINANCE -- 0.2%

Hudson City Bancorp, Inc. ...................        1,900          22,211
People's United Financial, Inc. .............        1,200          21,564
                                                                    43,775

TOBACCO -- 1.7%

Altria Group, Inc. ..........................        7,700         123,354 (h)
Lorillard, Inc. .............................          616          38,032
Philip Morris International, Inc. ...........        7,500         266,850
Reynolds American Inc. ......................          600          21,504
                                                                   449,740

TRADING COMPANIES & DISTRIBUTORS -- 0.1%

Fastenal Co. ................................          500          16,077
WW Grainger, Inc. ...........................          250          17,545
                                                                    33,622

WIRELESS TELECOMMUNICATION SERVICES -- 0.3%

American Tower Corp. (Class A) ..............        1,500          45,645 (a)
Sprint Nextel Corp. (Series 1) ..............       10,301          36,775 (a)
                                                                    82,420

TOTAL COMMON STOCK
   (COST $42,944,176) .......................                   25,713,824

--------------------------------------------------------------------------------
                                                                     VALUE
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.1%
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $48,226) ...........................                $      25,078 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $42,992,402) .......................                   25,738,902

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.3%

GE Money Market Fund
   Institutional Class 0.52%
   (COST $340,787) ..........................                      340,787 (d,m)

                                                 PRINCIPAL
                                                    AMOUNT
----------------------------------------------------------
Money Market Obligation Trust
0.90%         12/31/30 ......................      $10,662          10,662 (p)
   (COST $10,659)

U.S. GOVERNMENT -- 0.3%

U.S. Treasury Bill
0.17%         07/02/09 ......................       10,000           9,995 (d)
2.00%         06/11/09 ......................       52,000          51,983
   (COST $61,988) ...........................                       61,978

TOTAL SHORT-TERM INVESTMENTS
   (COST $413,434) ..........................                      413,427

TOTAL INVESTMENTS
   (COST $43,405,836) .......................                   26,152,329

OTHER ASSETS AND LIABILITIES,
   NET -- 0.2% ..............................                       52,271
                                                             -------------
NET ASSETS -- 100.0% ........................                $  26,204,600
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at March 31, 2009 (unaudited);

                                        NUMBER       CURRENT         UNREALIZED
                     EXPIRATION           OF         NOTIONAL      APPRECIATION/
DESCRIPTION             DATE          CONTRACTS       VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 E Mini
   Index Futures      June 2009          12         $476,880          $23,131

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

Core Value Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A

[PHOTO]
STEPHEN V. GELHAUS
VICE PRESIDENT

[PHOTO]
PAUL C. REINHARDT
SENIOR VICE PRESIDENT

THE CORE VALUE EQUITY FUND IS CO-MANAGED BY PAUL C. REINHARDT AND STEPHEN V. GELHAUS. MESSRS. REINHARDT AND GELHAUS BOTH MANAGE THE FUND AS A COLLABORATIVE TEAM. BOTH PORTFOLIO MANAGERS HAVE THE AUTHORITY TO INCREASE OR DECREASE EXISTING POSITIONS IN THE FUND; HOWEVER, MR. REINHARDT, AS LEAD MANAGER, IS VESTED WITH THE AUTHORITY TO PURCHASE SECURITIES THAT ARE NEW TO THE FUND OR TO DIVEST THE FUND OF ITS ENTIRE POSITION IN A SECURITY. MR. REINHARDT ALSO HAS VETO AUTHORITY OVER MR. GELHAUS' TRADE DECISIONS. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL CORE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional Core Value Equity Fund returned -29.39% for the Investment Class shares and -29.42% for the Service Class shares. The S&P 500 Index, the Fund's benchmark, returned -30.54% and the Fund's Lipper peer group of 937 Large-Cap Core Funds returned an average of -29.66% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. A severe global economic recession continued to mar the investment environment for U.S. equities. As corporations and consumers continued a painful deleveraging process, there was no place to hide, with all ten S&P 500 sectors declining during the six months ended March 31, 2009. While the US equity markets initially rallied upon the arrival of the Obama administration in mid-January, they resumed a downward trend as investors questioned Washington's command of the economy and its ability to return stability to the financial system through policy actions. By the end of March, however, U.S. equities began working their way higher with rising confidence that the sum of the actions taken by the Federal Reserve and Treasury might provide an effective backstop to the ailing financial sector.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. One key driver to Fund performance was stock selection in the financials and materials sectors. Financials was the worst performing sector in the S&P 500, declining 55%. Strong stock selection within financials more than offset the Fund's overweight in this sector, with holdings Bank of New York Mellon (-11%) and Aon (-9%) contributing significantly to performance. The Fund's underweight in banks, consumer finance and REITs contributed as well; avoiding the poorest performers were key to the Fund's performance. Materials was another key contributor, with solid rebounds in Barrick Gold and Freeport McMoran Copper and Gold in the second half of the period, as investors began turning toward oversold commodities stocks. The Fund was also helped by outperformance in healthcare, primarily large-cap pharmaceuticals, as Bristol-Myers Squibb (+0%) and Wyeth (+8%) both outperformed.

      The Fund's greatest single-stock detractor was Textron (-80%). The global aircraft and industrial manufacturer reacted poorly to extreme economic sensitivity and an overhang of woes in its financial subsidiary. We eliminated our position during the March quarter to reflect Textron's changing risk-reward profile. Our worst performing sectors were consumer discretionary and energy. Mixed performances among our media and specialty retail holdings detracted most from performance, in a period when consumer spending declined markedly. For example, global marketing services company, Omnicom (-39%) proved to be a key detractor in this environment. In

Core Value Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A

      energy, underweighting outperforming exploration and production companies like Chevron (-8%) hurt Fund performance. This was also the case in the telecommunications sector, where we benefited from outperformance in AT&T (-7%), but suffered because we owned less than the S&P 500.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. The Fund continued to emphasize financially strong companies that the investment team believes will be market share winners in the ongoing difficult economic environment. While the recent equity market and economic weakness is disappointing, we believe that lower stock prices are creating opportunities in all economic sectors.

      During the period, we cautiously began to explore some attractive valuations among the financials --specifically those companies with strong balance sheets, robust risk management capabilities, solid capital structures, and industry leadership. As of March 31, 2009, our bottom-up process had resulted in financials as our top sector overweight, with an emphasis on the high-quality financials that we believe will survive the current environment and take share opportunistically. We also took advantage of values within the materials and energy sectors to increase our weighting in commodity-oriented companies during the period. We were also overweight consumer staples at March 31, 2009. The Fund increased its underweight in healthcare stocks during the period to fund opportunities with greater appreciation potential.

Core Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

      As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

      ACTUAL EXPENSES

      The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

      Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
-------------------------------------------------------------------------------------------------------
                              ACCOUNT VALUE AT THE      ACCOUNT VALUE AT THE         EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-------------------------------------------------------------------------------------------------------
    Investment Class              1,000.00                    706.14                    1.87
    Service Class                 1,000.00                    705.76                    2.93
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-------------------------------------------------------------------------------------------------------
    Investment Class              1,000.00                    1,022.48                  2.22
    Service Class                 1,000.00                    1,021.26                  3.48
-------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.44% FOR INVESTMENT CLASS SHARES AND 0.69% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**    ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS
      FOLLOWS: (-29.39)% FOR INVESTMENT CLASS SHARES, AND (-29.42)% FOR SERVICE CLASS SHARES.

Core Value Equity Fund                                               (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Large-Cap Core Group
Based on average annual total returns for the periods ended 3/31/09

                                              SIX MONTHS   ONE YEAR   FIVE YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:                     937         888        638
--------------------------------------------------------------------------------
Peer group average annual total return:         -29.66%     -37.32%     -4.94%
--------------------------------------------------------------------------------

Lipper categories in Peer group: Large-Cap Core

TEN LARGEST HOLDINGS AS OF MARCH 31, 2009 as a % of Market Value

================================================================================
Exxon Mobil Corp.                                                        3.73%
--------------------------------------------------------------------------------
Microsoft Corp.                                                          3.31%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                            2.94%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                     2.38%
--------------------------------------------------------------------------------
Intel Corp.                                                              2.32%
--------------------------------------------------------------------------------
International Business Machines Corp.                                    2.05%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                                      2.05%
--------------------------------------------------------------------------------
The Bank of New York Mellon Corp.                                        2.00%
--------------------------------------------------------------------------------
AT&T Inc.                                                                1.98%
--------------------------------------------------------------------------------
Clorox Co.                                                               1.92%
================================================================================

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================
Portfolio Composition as a % of the Market Value of $90,481 (in thousands) as of March 31, 2009

                                   [PIE CHART]

Other Investments                                                         0.0%**
Information Technology                                                   18.0%
Financials                                                               16.2%
Consumer Staples                                                         13.6%
Energy                                                                   12.7%
Healthcare                                                               11.1%
Consumer Discretionary                                                    8.0%
Industrials                                                               6.5%
Utilities                                                                 4.3%
Materials                                                                 3.9%
Telecommunication Services                                                3.9%
Short-Term                                                                1.8%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL CORE VALUE EQUITY       S&P 500 INDEX
                  ----------------------------------       --------------
02/02/00                      10,000.00                      10,000.00
   09/00                      10,389.99                      10,377.68
   09/01                       8,763.60                       7,611.15
   09/02                       7,304.47                       6,051.63
   09/03                       8,774.53                       7,530.64
   09/04                       9,948.62                       8,575.37
   09/05                      11,091.16                       9,625.97
   09/06                      12,468.38                      10,665.16
   09/07                      14,830.36                      12,418.76
   09/08                      12,602.84                       9,689.63
   03/09                       8,899.32                       6,730.53

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES(Inception date: 02/02/00)
--------------------------------------------------------------------------------

                             SIX      ONE     FIVE     SINCE       ENDING VALUE OF A
                           MONTHS    YEAR     YEAR   INCEPTION   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------------
Core Value Equity Fund     -29.39%  -33.41%  -2.16%    -1.26%           $ 8,899
--------------------------------------------------------------------------------------
S&P 500 Index              -30.54%  -38.09%  -4.76%    -4.23%*          $ 6,731
======================================================================================

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                  GE INSTITUTIONAL CORE VALUE EQUITY       S&P 500 INDEX
                  ----------------------------------       -------------
09/05                         10,000.00                     10,000.00
12/05                         10,140.52                     10,209.46
03/06                         10,590.34                     10,638.65
06/06                         10,541.45                     10,485.44
09/06                         11,216.18                     11,079.57
12/06                         11,959.26                     11,821.78
03/07                         12,066.62                     11,897.61
06/07                         12,925.45                     12,644.76
09/07                         13,311.93                     12,901.30
12/07                         13,199.80                     12,471.45
03/08                         11,985.89                     11,293.58
06/08                         12,044.81                     10,985.62
09/08                         11,290.54                     10,066.13
12/08                          8,893.56                      7,857.29
03/09                          7,968.43                      6,992.06


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES(Inception date: 09/30/05)
--------------------------------------------------------------------------------

                             SIX      ONE    THREE     SINCE        ENDING VALUE OF A
                           MONTHS    YEAR     YEAR    INCEPTION   $10,000 INVESTMENT(a)
---------------------------------------------------------------------------------------
Core Value Equity Fund     -29.42%  -33.52%   -9.05%    -6.28%           $ 7,968
---------------------------------------------------------------------------------------
S&P 500 Index              -30.54%  -38.09%  -13.06%    -9.71%*          $ 6,992
=======================================================================================

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

 * INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE CLASS SHARES' INCEPTION DATE.

**    LESS THAN 0.1%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CORE VALUE EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             CORE VALUE EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 1.3%

Alliant Techsystems, Inc. .............              1,352   $      90,557 (a)
Honeywell International Inc. ..........             15,883         442,500
Rockwell Collins, Inc. ................             20,277         661,841
                                                                 1,194,898

BEVERAGES -- 5.0%

Molson Coors Brewing Co. (Class B) ....             10,815         370,738
Pepsi Bottling Group, Inc. ............             69,472       1,538,110
PepsiCo, Inc. .........................             51,707       2,661,876 (h)
                                                                 4,570,724

BIOTECHNOLOGY -- 1.5%

Amgen Inc. ............................             27,036       1,338,823 (a)

CAPITAL MARKETS -- 6.1%

Ameriprise Financial, Inc. ............             46,818         959,301
Morgan Stanley ........................             29,402         669,483
State Street Corp. ....................             18,588         572,139 (e)
The Bank of New York Mellon Corp. .....             64,212       1,813,989
The Charles Schwab Corp. ..............             38,527         597,168
The Goldman Sachs Group, Inc ..........              8,718         924,282
                                                                 5,536,362

CHEMICALS -- 0.7%

Potash Corp of Saskatchewan Inc. ......              7,436         600,903

COMMERCIAL BANKS -- 1.2%

US Bancorp ............................             40,555         592,509
Wells Fargo & Co. .....................             33,796         481,255
                                                                 1,073,764

COMMUNICATIONS EQUIPMENT -- 1.8%

Cisco Systems, Inc. ...................             54,369         911,768 (a,h)
Corning Inc. ..........................             58,129         771,372
                                                                 1,683,140

COMPUTERS & PERIPHERALS -- 4.3%

Dell Inc. .............................             20,277         192,226 (a)
Hewlett-Packard Co. ...................             57,792       1,852,811
International Business
   Machines Corp. .....................             19,137       1,854,184 (h)
                                                                 3,899,221

DIVERSIFIED FINANCIAL SERVICES -- 2.4%

JPMorgan Chase & Co. ..................             81,110       2,155,904

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%

AT&T Inc. .............................             70,971   $   1,788,469
Verizon Communications Inc. ...........             42,244       1,275,769
                                                                 3,064,238

ELECTRIC UTILITIES -- 2.8%

American Electric Power
   Comapny Inc. .......................             47,314       1,195,152
Edison International ..................             42,243       1,217,021
Entergy Corp. .........................              1,690         115,072
                                                                 2,527,245

ELECTRICAL EQUIPMENT -- 1.3%

ABB Ltd. ADR ..........................             87,869       1,224,894

ENERGY EQUIPMENT & SERVICES -- 3.8%

Halliburton Co. .......................             44,272         684,888
National Oilwell Varco, Inc. ..........             18,123         520,311 (a)
Schlumberger Ltd. .....................             21,967         892,300
Transocean Ltd. .......................             22,981       1,352,202 (a)
                                                                 3,449,701

FOOD PRODUCTS -- 3.8%

Archer-Daniels-Midland Co. ............              8,280         230,018
General Mills, Inc. ...................             10,140         505,783
Kraft Foods Inc. (Class A) ............             47,316       1,054,674
McCormick & Company Inc. ..............             32,106         949,374
Nestle S.A. ADR .......................             20,277         680,293
                                                                 3,420,142

HEALTHCARE EQUIPMENT & SUPPLIES -- 1.7%

Boston Scientific Corp. ...............            138,562       1,101,568 (a)
Covidien Ltd. .........................             12,907         429,029
                                                                 1,530,597

HEALTHCARE PROVIDERS & SERVICES -- 2.1%

Cardinal Health, Inc. .................             40,555       1,276,671
McKesson Corp. ........................             17,574         615,793
                                                                 1,892,464

HOTELS RESTAURANTS & LEISURE -- 0.2%

Darden Restaurants, Inc. ..............              6,083         208,404

HOUSEHOLD PRODUCTS -- 2.7%

Clorox Co. ............................             33,795       1,739,767 (h)
Kimberly-Clark Corp. ..................             15,208         701,241
                                                                 2,441,008

INSURANCE -- 6.1%

ACE Ltd. ..............................             37,175       1,501,870
AON Corp. .............................             24,164         986,374
Chubb Corp. ...........................             13,517         572,039
Marsh & McLennan Companies, Inc. ......              4,055          82,114

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

CORE VALUE EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
MetLife, Inc. .........................             48,328   $   1,100,429
PartnerRe Ltd. ........................              2,704         167,837
Prudential Financial, Inc. ............             17,912         340,686
The Travelers Companies, Inc. .........             19,950         810,768
                                                                 5,562,117

IT SERVICES -- 2.1%

Affiliated Computer Services, Inc.
   (Class A) ..........................             19,633         940,224 (a)
The Western Union Co. .................             74,350         934,580
                                                                 1,874,804

LIFE SCIENCES TOOLS & SERVICES -- 0.2%

Thermo Fisher Scientific, Inc. ........              5,745         204,924 (a)

MACHINERY -- 2.2%

Deere & Co. ...........................             27,487         903,498
Eaton Corp. ...........................             17,574         647,778 (h)
ITT Corp. .............................             12,082         464,795
                                                                 2,016,071

MEDIA -- 5.8%

Comcast Corp. (Class A) ...............            108,738       1,399,458
Omnicom Group Inc. ....................             74,305       1,738,737
The Walt Disney Co. ...................             27,036         490,974
Time Warner Inc. ......................             74,350       1,434,955
Viacom, Inc. (Class B) ................             10,138         176,198 (a)
                                                                 5,240,322

METALS & MINING -- 3.3%

Allegheny Technologies Inc. ...........             30,205         662,396
Barrick Gold Corp. ....................             23,656         766,927
Freeport-McMoRan
   Copper & Gold Inc. .................             40,555       1,545,551
                                                                 2,974,874

MULTILINE RETAIL -- 0.3%

Target Corp. ..........................              8,450         290,595

MULTI-UTILITIES -- 1.5%

Dominion Resources, Inc. ..............             43,934       1,361,515

OIL, GAS & CONSUMABLE FUELS -- 8.9%

Apache Corp. ..........................             11,153         714,796
Chevron Corp. .........................              3,380         227,271
Devon Energy Corp. ....................             15,209         679,690
Exxon Mobil Corp. .....................             49,536       3,373,402 (h)
Hess Corp. ............................              7,249         392,896
Marathon Oil Corp. ....................             56,776       1,492,641
Occidental Petroleum Corp. ............             16,898         940,374
Valero Energy Corp. ...................             13,518         241,972
                                                                 8,063,042

--------------------------------------------------------------------------------
                                                   NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.6%

The Estee Lauder Companies Inc.
   (Class A) ..........................             24,164   $     595,643

PHARMACEUTICALS -- 5.6%

Abbott Laboratories ...................             12,842         612,563
Bristol-Myers Squibb Co. ..............             63,197       1,385,278
Merck & Company Inc. ..................             28,725         768,394
Pfizer Inc. ...........................             54,071         736,447
Wyeth .................................             36,246       1,560,028
                                                                 5,062,710

ROAD & RAIL -- 0.3%

Union Pacific Corp. ...................              6,084         250,113

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.3%

Analog Devices, Inc. ..................              6,758         130,227 (h)
Intel Corp. ...........................            139,238       2,095,532
Kla-Tencor Corp. ......................             19,633         392,660
Lam Research Corp. ....................             27,712         631,002 (a)
MEMC Electronic Materials, Inc. .......             10,138         167,176 (a)
Microchip Technology Inc. .............             25,347         537,103
Taiwan Semiconductor Manufacturing
   Company Ltd. ADR ...................             31,091         278,265
Texas Instruments Inc. ................             37,174         613,743
                                                                 4,845,708

SOFTWARE -- 4.3%

Microsoft Corp. .......................            163,233       2,998,590 (h)
Oracle Corp. ..........................             52,383         946,561 (a,h)
                                                                 3,945,151

SPECIALTY RETAIL -- 1.6%

Bed Bath & Beyond, Inc. ...............             34,810         861,547 (a)
Lowe's Companies, Inc. ................             33,121         604,458
                                                                 1,466,005

TOBACCO -- 1.4%

Altria Group, Inc. ....................             40,555         649,691
Philip Morris International, Inc. .....             17,913         637,345
                                                                 1,287,036

WIRELESS TELECOMMUNICATION SERVICES -- 0.5%

Vodafone Group PLC ADR ................             27,185         473,563

TOTAL COMMON STOCK
   (COST $106,036,352) ................                         87,326,625

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.6%
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund .....             35,608         313,706 (l)
Industrial Select Sector SPDR Fund ....             64,225       1,183,667 (h,l)

TOTAL EXCHANGE TRADED FUNDS
   (COST $2,569,870) ..................                          1,497,373

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

CORE VALUE EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $34,626) .....................                      $      18,006 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $108,640,848) ................                         88,842,004

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.8%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 0.52%
   (COST $1,639,039) ..................                          1,639,039 (d,m)

TOTAL INVESTMENTS
   (COST $110,279,887) ................                         90,481,043

OTHER ASSETS AND LIABILITIES,
   NET -- 0.5% ........................                            445,641
                                                             -------------

NET ASSETS -- 100.0% ..................                      $  90,926,684
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Core Value Equity Fund had the following long futures contract open at March 31, 2009 (unaudited):

                                       NUMBER        CURRENT        UNREALIZED
                     EXPIRATION          OF         NOTIONAL       APPRECIATION/
DESCRIPTION             DATE          CONTRACTS       VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index
   Futures            June 2009           1         $   198,700   $          851

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
DAVID B. CARLSON
CO-CHIEF INVESTMENT
OFFICER - U.S. EQUITIES

THE PREMIER GROWTH EQUITY FUND IS MANAGED BY DAVID B. CARLSON. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional Premier Growth Equity Fund returned -28.82% for the Investment Class shares and -28.89% for the Service Class shares. The S&P 500 Index, the Fund's benchmark, returned -30.54% and the Fund's Lipper peer group of 829 Large-Cap Growth Funds returned an average of -26.00% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The significant downdraft in the markets following the September bankruptcy of Lehman Brothers continued through year-end and into 2009. With credit markets frozen, economic activity ground to a halt in the US and around the globe. While the US equity markets initially rallied upon the arrival of the Obama administration in mid-January, they resumed a downward trend as investors questioned Washington's command of the economy and its ability to return stability to the financial system through policy actions. By the end of March, however, U.S. equities began working their way higher with rising confidence that the sum of the actions taken by the Federal Reserve and Treasury might provide an effective backstop to the ailing financial sector.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. In the context of the economic and market uncertainties during the period, the worst performing sector in the S&P 500 was the financial sector with a decline of 55%. During the period, the Fund was underweight financials, on average, and our financials stocks fell less than the sector. Owning outperformers among diversified financials and avoiding large commercial banks altogether contributed to the Fund's relative strength in financials. Underweighting industrial companies as global economic activity slowed also benefited the Fund. Materials was a positive contributor, with our sole holding, Monsanto (-17%) down less than the market. Technology also helped returns, with relative strength in Qualcomm (-9%) and Intuit (-15%) offsetting weakness in Western Union (-49%). Finally Liberty Media Entertainment was a relative winner in the consumer discretionary space, reflecting the positive fundamentals in its DirecTV stake.

      Our worst performing sector was in energy, where weakness in our oil services companies weighed on returns, despite a 25% rally in deep-water driller Transocean in the second half of the period. We continued to hold both energy service companies, Schlumberger and Transocean, for the long term. PepsiCo (-27%) lagged its consumer staples peers, although it outperformed the market, creating additional pressure on returns; we have traditionally found it difficult to find companies with sustainable double-digit earnings growth prospects within the staples sector, and have continued to be

--------------------------------------------------------------------------------
                                                                             Q&A

      underweight in that sector. Medtronic (-41%) was another underperformer in the healthcare space. Finally, emphasizing wireless companies and avoiding diversified telecommunications companies hurt performance -- although we continued to favor the long-term growth prospects of wireless companies like American Tower over the traditional carriers.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. We ended the period with 35 stocks in the portfolio, consistent with the Fund's historical holdings. The one-year turnover in the portfolio was about 22%, which was also inline with the Fund's historical average. The portfolio's largest sector weighting remained in the technology sector at approximately 31% of the portfolio. Some of corporate America's strongest balance sheets are in the technology sector, with companies such as Microsoft, Qualcomm, and Cisco holding extremely large cash balances and little to no debt. We ended the period with a new underweight in healthcare, as we tendered our shares of Genentech to Roche at $95 per share, and trimmed Johnson & Johnson.

      Volatility in the financial sector presented us with an opportunity to close our underweight vs. the S&P 500, with a focus on companies that we believe will not only survive, but emerge from the financial crisis as stronger competitors. For example, we believe CME will benefit from a migration in derivatives transactions from over-the-counter to exchanges. Goldman Sachs is another high-quality financial that has managed to remain profitable throughout the credit crisis. The portfolio remains overweighted in consumer discretionary (primarily media and retail) and underweighted in energy, although we will likely add to this sector when we see signs of a better economy.

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
-----------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE          EXPENSES PAID
                              BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)    DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-----------------------------------------------------------------------------------------------------------
   Investment Class                    1,000.00                     711.84                    1.66
   Service Class                       1,000.00                     711.12                    2.73
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-----------------------------------------------------------------------------------------------------------
   Investment Class                    1,000.00                   1,022.73                    1.97
   Service Class                       1,000.00                   1,021.51                    3.23
-----------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.39% FOR INVESTMENT CLASS SHARES AND 0.64% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**    ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS
      FOLLOWS: (-28.82)% FOR INVESTMENT CLASS SHARES, AND (-28.89)% FOR SERVICE CLASS SHARES.

Premier Growth Equity Fund                                           (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential. In recent periods, the Fund has tended to emphasize larger companies.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Large-Cap Growth Peer Group
Based on average annual total returns for the periods ended 3/31/09

                                               SIX MONTHS   ONE YEAR   FIVE YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:                    829         791        565
--------------------------------------------------------------------------------
Peer group average annual total return:        -26.00%     -35.29%     -4.70%
--------------------------------------------------------------------------------

Lipper categories in Peer group: Large-Cap Growth

TEN LARGEST HOLDINGS AS OF MARCH 31, 2009 as a % of Market Value

================================================================================
QUALCOMM Inc.                                                             4.95%
--------------------------------------------------------------------------------
Intuit, Inc.                                                              4.65%
--------------------------------------------------------------------------------
Liberty Media Corp - Entertainment (Series A)                             4.43%
--------------------------------------------------------------------------------
Monsanto Co.                                                              4.03%
--------------------------------------------------------------------------------
CME Group Inc.                                                            3.89%
--------------------------------------------------------------------------------
Amgen Inc.                                                                3.82%
--------------------------------------------------------------------------------
The Western Union Co.                                                     3.79%
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                                                   3.60%
--------------------------------------------------------------------------------
Paychex, Inc.                                                             3.59%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)                                                   3.44%
================================================================================

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $185,054 (in thousands) as of March 31, 2009

                                   [PIE CHART]

Other Investments                                                          0.1%
Information Technology                                                    33.7%
Consumer Discretionary                                                    18.0%
Healthcare                                                                12.9%
Financials                                                                11.9%
Energy                                                                     6.2%
Short-Term                                                                 4.5%
Materials                                                                  4.0%
Consumer Staples                                                           3.3%
Industrials                                                                2.7%
Telecommunication Services                                                 2.7%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL PREMIER GROWTH EQUITY     S&P 500 INDEX
                  --------------------------------------     -------------
 10/29/99                        10,000.00                     10,000.00
    09/00                        11,462.36                     10,647.30
    09/01                         8,759.44                      7,808.89
    09/02                         7,405.86                      6,208.85
    09/03                         9,384.24                      7,726.29
    09/04                        10,021.89                      8,798.16
    09/05                        11,020.84                      9,876.06
    09/06                        11,623.45                     10,942.25
    09/07                        13,369.45                     12,741.41
    09/08                        11,414.41                      9,941.38
    03/09                         8,125.28                      6,905.40


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES(Inception date: 10/29/99)
--------------------------------------------------------------------------------

                    SIX       ONE      FIVE      SINCE       ENDING VALUE OF A
                   MONTHS     YEAR     YEAR    INCEPTION   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
Premier Growth
  Equity Fund      -28.82%  -32.74%   -4.64%    -2.18%            $8,125
--------------------------------------------------------------------------------
S&P 500 Index      -30.54%  -38.09%   -4.76%    -3.86%*           $6,905
================================================================================

SERVICE CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                 GE INSTITUTIONAL PREMIER GROWTH EQUITY    S&P 500 INDEX
                 --------------------------------------    -------------
01/03/01                        10,000.00                    10,000.00
   09/01                         8,173.91                     7,958.49
   09/02                         6,892.50                     6,327.80
   09/03                         8,716.24                     7,874.30
   09/04                         9,290.01                     8,966.71
   09/05                        10,185.05                    10,065.26
   09/06                        10,718.75                    11,151.87
   09/07                        12,295.98                    12,985.49
   09/08                        10,414.37                    10,131.82
   03/09                         7,405.90                     7,037.68


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES(Inception date: 01/03/01)
--------------------------------------------------------------------------------

                    SIX       ONE      FIVE      SINCE       ENDING VALUE OF A
                   MONTHS     YEAR     YEAR    INCEPTION   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
Premier Growth
   Equity Fund     -28.89%  -32.90%   -4.98%    -3.58%            $7,406
--------------------------------------------------------------------------------
S&P 500 Index      -30.54%  -38.09%   -4.76%    -4.17%*           $7,038
================================================================================

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE CLASS SHARES' INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.6%
--------------------------------------------------------------------------------

BEVERAGES -- 3.3%

PepsiCo, Inc. .........................            119,607   $   6,157,368

BIOTECHNOLOGY -- 5.3%

Amgen Inc. ............................            142,864       7,074,625 (a)
Gilead Sciences, Inc. .................             59,804       2,770,121 (a)
                                                                 9,844,746

CAPITAL MARKETS -- 5.9%

State Street Corp. ....................            196,023       6,033,588 (e)
The Goldman Sachs Group, Inc ..........             46,514       4,931,414
                                                                10,965,002

CHEMICALS -- 4.0%

Monsanto Co. ..........................             89,705       7,454,486

COMMERCIAL SERVICES & SUPPLIES -- 2.4%

Iron Mountain Inc. ....................            202,667       4,493,127 (a)

COMMUNICATIONS EQUIPMENT -- 11.8%

Cisco Systems, Inc. ...................            365,466       6,128,865 (a,h)
Corning Inc. ..........................            279,083       3,703,431
QUALCOMM Inc. .........................            235,227       9,152,683
Research In Motion Ltd. ...............             66,448       2,861,915 (a)
                                                                21,846,894

DIVERSIFIED FINANCIAL SERVICES -- 3.9%

CME Group Inc. ........................             29,237       7,203,704

ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 1.9%

Molex Inc. (Class A) ..................            270,445       3,418,425

ENERGY EQUIPMENT & SERVICES -- 6.2%

Schlumberger Ltd. .....................            146,186       5,938,075
Transocean Ltd. .......................             93,028       5,473,768(a)
                                                                11,411,843

HEALTHCARE EQUIPMENT & SUPPLIES -- 2.5%

Medtronic, Inc. .......................            152,831       4,503,930

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 3.3%

Lincare Holdings Inc. .................            142,864  $    3,114,435 (a)
VCA Antech, Inc. ......................            131,568       2,966,858 (a)
                                                                 6,081,293

HOTELS RESTAURANTS & LEISURE -- 1.9%

Carnival Corp. ........................            162,798       3,516,437

INSURANCE -- 1.2%

AFLAC Inc. ............................            116,285       2,251,278

INTERNET SOFTWARE & SERVICES -- 1.6%

eBay Inc. .............................            229,247       2,879,342 (a)

IT SERVICES -- 9.0%

Paychex, Inc. .........................            259,149       6,652,355
The Western Union Co. .................            558,166       7,016,147
Visa, Inc. (Class A) ..................             51,830       2,881,748
                                                                16,550,250

MACHINERY -- 2.7%

Dover Corp. ...........................            189,378       4,995,792

MEDIA -- 10.2%

Comcast Corp. (Class A) ...............            495,040       6,371,165
Liberty Global, Inc. (Series C) .......            305,663       4,319,018 (a)
Liberty Media Corp - Entertainment
   (Series A) .........................            410,651       8,192,487 (a)
                                                                18,882,670

PHARMACEUTICALS -- 1.9%

Johnson & Johnson .....................             66,448       3,495,165

REAL ESTATE MANAGEMENT & DEVELOPMENT --
   0.9%

CB Richard Ellis Group, Inc.
   (Class A) ..........................            418,625       1,687,059 (a)

SOFTWARE -- 7.1%

Intuit, Inc. ..........................            318,952       8,611,704 (a)
Microsoft Corp. .......................            245,859       4,516,430 (h)
                                                                13,128,134

SPECIALTY RETAIL -- 5.9%

Bed Bath & Beyond, Inc. ...............            269,116       6,660,621 (a,h)
Lowe's Companies, Inc. ................            230,576       4,208,012
                                                                10,868,633

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.7%

American Tower Corp. (Class A) ...............     162,798   $   4,953,943 (a)

TOTAL COMMON STOCK
   (COST $258,610,466) .......................                 176,589,521

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.1%
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $248,345) ...........................                     129,140 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $258,858,811) .......................                 176,718,661

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.5%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 0.52%
   (COST $8,334,844) .........................                   8,334,844 (d,m)

TOTAL INVESTMENTS
   (COST $267,193,655) .......................                 185,053,505

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (0.2)% ..........................                    (334,218)
                                                             -------------

NET ASSETS -- 100.0% .........................               $ 184,719,287
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The GE Institutional Premier Growth Equity Fund had the following long futures contracts open at March 31, 2009 (unaudited):

                                          NUMBER      CURRENT       UNREALIZED
                            EXPIRATION      OF        NOTIONAL     APPRECIATION/
    DESCRIPTION                DATE      CONTRACTS     VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index
   Futures                  June 2009       7        $1,390,900     $(29,170)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

Small-Cap Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A

[PHOTO]
DAVID WIEDERECHT
PRESIDENT - INVESTMENT STRATEGIES

THE SMALL-CAP EQUITY FUND IS MANAGED BY DAVID WIEDERECHT, WHO IS VESTED WITH OVERSIGHT AUTHORITY OVER THE FUND'S SUB-ADVISERS THAT PROVIDE DAY-TODAY MANAGEMENT OF THE ASSETS OF THE FUND ALLOCATED TO THEM. MR. WIEDERECHT HAS FULL DISCRETION IN DETERMINING THE ASSETS THAT ARE ALLOCATED TO EACH SUB-ADVISER. THE CURRENT SUB-ADVISERS OF THE FUND ARE AS FOLLOWS: PALISADE CAPITAL MANAGEMENT L.L.C.; CHAMPLAIN INVESTMENT PARTNERS, LLC; GLOBEFLEX CAPITAL, LP; AND SOUTHERNSUN ASSET MANAGEMENT, INC. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL SMALL-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional Small-Cap Equity Fund returned -34.77% for the Investment Class shares and -34.81% for the Service Class shares. The Russell 2000 Index, the Fund's benchmark, returned -37.17% and the Fund's Lipper peer group of 784 Small-Cap Core Funds returned an average of -35.27% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The significant downdraft in the markets following the September bankruptcy of Lehman Brothers continued through year-end and into 2009. With credit markets frozen, economic activity ground to a halt in the US and around the globe. While the US equity markets initially rallied upon the arrival of the Obama administration in mid-January, they resumed a downward trend as investors questioned Washington's command of the economy and its ability to return stability to the financial system through policy actions. By the end of the six-month period, however, US equities began working their way higher, principally because of rising confidence that the sum of the actions taken by the Federal Reserve and Treasury might provide an effective backstop to the ailing financial sector and overall economy.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund outperformed its benchmark during the past six months since restructuring to a multiple sub-adviser structure. Strong security selection from a number of the Fund's sub-advisers drove strong relative performance versus the benchmark.

      An underweight position and strong security selection within Financials was the largest positive contributor to performance over the last six months. The portfolio sector returned -28.96%, while the benchmark sector return was -40.58%. The Fund's holdings in the Materials & Processing and Autos & Transportation sectors also added to performance during the period.

      Poor security selection in the consumer staples sector detracted from Fund performance during the period. This was the best performing sector within the benchmark (-21.46%), while the Fund's holdings in the sector returned -44.77%, detracting from Fund performance during the period. The healthcare sector was another area of weakness in the portfolio with the Fund's holdings returning -33.47% versus the benchmark sector return of -29.52%.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. In the fourth quarter of 2008, several changes were made to the GE Institutional Small-Cap Equity Fund (the "Fund"). Most notable was the change from a single sub-adviser to a multiple sub-adviser format. We believe that this structure provides greater investment diversification by exposing the Fund to investment managers with different investment styles while also allowing ample capacity for future asset growth. We believe that this change provides a better opportunity to enhance performance of the Fund against its benchmark, the Russell 2000 Index, as well as its small-cap core equity peers over the long term.

Small-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
----------------------------------------------------------------------------------------------------------------------------
                                                   ACCOUNT VALUE AT THE      ACCOUNT VALUE AT THE       EXPENSES PAID
                                               BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
----------------------------------------------------------------------------------------------------------------------------
   Investment Class                                    1,000.00                      652.30                  3.79
   Service Class                                       1,000.00                      651.95                  4.82
----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
----------------------------------------------------------------------------------------------------------------------------
   Investment Class                                    1,000.00                    1,020.14                  4.63
   Service Class                                       1,000.00                    1,018.92                  5.89
----------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.92% FOR INVESTMENT CLASS SHARES AND 1.17% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**    ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS
      FOLLOWS: (-34.77)% FOR INVESTMENT CLASS SHARES, AND (-34.81)% FOR SERVICE CLASS SHARES.

Small-Cap Equity Fund                                                (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal circumstances. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund to benefit from both value and growth cycles in the marketplace.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Small-Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/09

                                   SIX MONTHS   ONE YEAR   FIVE YEAR   TEN YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:          784         758        482        228
--------------------------------------------------------------------------------
Peer group average annual
total return:                        -35.27%     -38.37%     -5.25%      3.92%
--------------------------------------------------------------------------------

Lipper categories in Peer group: Small-Cap Core

TEN LARGEST HOLDINGS AS OF MARCH 31, 2009 as a % of Market Value

================================================================================
Interactive Data Corp.                                                   1.64%
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                             1.55%
--------------------------------------------------------------------------------
Sensient Technologies Corp.                                              1.32%
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                               1.16%
--------------------------------------------------------------------------------
The Buckle, Inc.                                                         1.16%
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. (REIT)                                  1.15%
--------------------------------------------------------------------------------
LKQ Corp.                                                                1.10%
--------------------------------------------------------------------------------
Aaron Rents, Inc. (Class B)                                              1.09%
--------------------------------------------------------------------------------
Compass Minerals International, Inc.                                     1.07%
--------------------------------------------------------------------------------
Raymond James Financial, Inc.                                            0.92%
================================================================================

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $406,715 (in thousands) as of March 31, 2009

                                   [PIE CHART]

Other Investments                                                        0.0%**
Healthcare                                                              17.5%
Industrials                                                             16.4%
Information Technology                                                  14.7%
Financials                                                              13.4%
Consumer Discretionary                                                  13.2%
Consumer Staples                                                         6.8%
Energy                                                                   5.9%
Short-Term                                                               5.7%
Materials                                                                4.4%
Utilities                                                                1.2%
Telecommunication Services                                               0.8%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL SMALL-CAP EQUITY        RUSSELL 2000 INDEX
                  ---------------------------------        ------------------
03/99                         10,000.00                       10,000.00
09/99                         11,699.42                       10,821.72
09/00                         15,034.72                       13,369.54
09/01                         15,797.62                       10,542.45
09/02                         15,303.89                        9,572.43
09/03                         16,890.56                       13,071.78
09/04                         19,925.35                       15,525.31
09/05                         24,131.63                       18,303.97
09/06                         25,853.12                       20,118.07
09/07                         29,842.34                       22,597.13
09/08                         24,809.76                       19,323.36
03/09                         16,183.37                       12,141.38


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES(Inception date: 08/03/98)
--------------------------------------------------------------------------------

                               SIX        ONE     FIVE      TEN     ENDING VALUE OF A
                              MONTHS     YEAR     YEAR     YEAR   $10,000 INVESTMENT(a)
---------------------------------------------------------------------------------------
Small-Cap Equity Fund        -34.77%   -38.32%   -4.65%   4.93%         $16,183
---------------------------------------------------------------------------------------
Russell 2000 Index           -37.17%   -37.50%   -5.26%   1.96%         $12,141
=======================================================================================

SERVICE CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL SMALL-CAP EQUITY        RUSSELL 2000 INDEX
                  ---------------------------------        ------------------
 09/05                        10,000.00                        10,000.00
 12/05                        10,124.15                        10,113.63
 03/06                        11,423.54                        11,522.30
 06/06                        10,652.24                        10,943.20
 09/06                        10,686.99                        10,991.09
 12/06                        11,474.63                        11,970.85
 03/07                        11,870.83                        12,201.98
 06/07                        12,498.75                        12,739.95
 09/07                        12,311.87                        12,345.48
 12/07                        11,718.67                        11,779.95
 03/08                        10,798.75                        10,613.76
 06/08                        11,097.10                        10,675.71
 09/08                        10,202.04                        10,556.92
 12/08                         7,405.89                         7,799.48
 03/09                         6,651.21                         6,633.20


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES(Inception date: 09/30/05)
--------------------------------------------------------------------------------

                               SIX        ONE     THREE      SINCE       ENDING VALUE OF A
                              MONTHS     YEAR     YEAR     INCEPTION   $10,000 INVESTMENT(a)
-------------------------------------------------------------------------------------------
Small-Cap Equity Fund        -34.81%   -38.41%   -16.50%   -11.00%            $6,651
-------------------------------------------------------------------------------------------
Russell 2000 Index           -37.17%   -37.50%   -16.81%   -11.06%*           $6,633
===========================================================================================

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

 * INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE CLASS SHARES' INCEPTION DATE.

**    LESS THAN 0.1%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SMALL-CAP EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 92.9%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 1.4%

Axsys Technologies, Inc. ..............              7,200   $     302,688 (a)
DynCorp International, Inc.
   (Class A) ..........................             31,400         418,562 (a)
Esterline Technologies Corp. ..........             23,434         473,132 (a)
Hexcel Corp. ..........................             46,800         307,476 (a)
Stanley, Inc. .........................             34,404         873,518 (a)
Teledyne Technologies Inc. ............            115,995       3,094,747 (a)
Triumph Group, Inc. ...................              9,900         378,180
                                                                 5,848,303

AIR FREIGHT & LOGISTICS -- 0.5%

Forward Air Corp. .....................             50,573         820,800
UTi Worldwide, Inc. ...................             88,000       1,051,600
                                                                 1,872,400

AUTO COMPONENTS -- 0.2%

Exide Technologies ....................             91,665         274,995 (a)
Wonder Auto Technology, Inc. ..........            135,307         484,399 (a)
                                                                   759,394

BEVERAGES -- 0.1%

Central European Distribution Corp. ...             21,200         228,112 (a)

BIOTECHNOLOGY -- 0.9%

Alexion Pharmaceuticals, Inc. .........             10,000         376,600 (a)
Alkermes, Inc. ........................             75,183         911,970 (a)
Cubist Pharmaceuticals, Inc. ..........             43,197         706,703 (a)
Martek Biosciences Corp. ..............             24,870         453,877
Maxygen, Inc. .........................             48,200         327,760 (a)
OSI Pharmaceuticals, Inc. .............             14,066         538,165 (a)
PDL BioPharma, Inc. ...................             77,073         545,677
                                                                 3,860,752

BUILDING PRODUCTS -- 0.1%

Apogee Enterprises, Inc. ..............             17,000         186,660
NCI Building Systems, Inc. ............             35,300          78,366 (a)
                                                                   265,026

CAPITAL MARKETS -- 2.0%

Affiliated Managers Group, Inc. .......             38,190       1,592,905 (a)
GFI Group Inc. ........................            256,422         823,115
Raymond James Financial, Inc. .........            190,099       3,744,950
Waddell & Reed Financial, Inc.
   (Class A) ..........................            126,500       2,285,855
                                                                 8,446,825

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
CHEMICALS -- 2.3%

Arch Chemicals, Inc. ..................             93,587   $   1,774,410
Koppers Holdings Inc. .................             99,750       1,448,370
NewMarket Corp. .......................             22,275         986,783
Sensient Technologies Corp. ...........            228,700       5,374,450
                                                                 9,584,013

COMMERCIAL BANKS -- 2.7%

Cullen/Frost Bankers, Inc. ............            100,795       4,731,317
Fulton Financial Corp. ................            142,600         945,438
Sandy Spring Bancorp, Inc. ............             49,173         548,771
Sterling Bancorp ......................             71,188         704,761
SVB Financial Group ...................             84,500       1,690,845 (a)
Westamerica Bancorporation ............             52,500       2,391,900
                                                                11,013,032

COMMERCIAL SERVICES & SUPPLIES -- 2.9%

ABM Industries Inc. ...................            202,500       3,321,000
American Reprographics Co. ............             64,000         226,560 (a)
ATC Technology Corp. ..................              8,000          89,600 (a)
Comfort Systems USA, Inc. .............             28,008         290,443
Healthcare Services Group, Inc. .......            116,900       1,749,993
Herman Miller, Inc. ...................             48,935         521,647
Mcgrath Rentcorp ......................             12,763         201,145
Ritchie Bros Auctioneers Inc. .........             88,500       1,645,215
Schawk, Inc. (Class A) ................            101,500         613,060
Waste Connections, Inc. ...............            135,000       3,469,500 (a)
                                                                12,128,163

COMMUNICATIONS EQUIPMENT -- 1.3%

BigBand Networks, Inc. ................             97,458         638,350 (a)
Cogo Group, Inc. ......................             78,426         523,886 (a)
CommScope, Inc. .......................             92,191       1,047,290 (a)
Comtech Telecommunications Corp. ......             12,081         299,246 (a)
Digi International, Inc. ..............             43,700         335,179 (a)
Oplink Communications, Inc. ...........             33,300         256,410 (a)
PC-Tel Inc. ...........................            100,768         433,302
Starent Networks Corp. ................             48,599         768,350 (a)
Viasat, Inc. ..........................             41,858         871,484 (a)
                                                                 5,173,497

COMPUTERS & PERIPHERALS -- 0.1%

Cray Inc. .............................             72,100         252,350 (a)
Super Micro Computer, Inc. ............             37,534         184,667 (a)
                                                                   437,017

CONSTRUCTION & ENGINEERING -- 1.5%

Aecom Technology Corp. ................             28,500         743,280 (a)
Chicago Bridge & Iron
   Company N.V. .......................            164,300       1,030,161
Michael Baker Corp. ...................             17,378         451,828 (a)
Quanta Services, Inc. .................            104,200       2,235,090 (a)
URS Corp. .............................             46,725       1,888,157 (a)
                                                                 6,348,516

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

SMALL-CAP EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.2%

Cash America International, Inc. ......             14,700   $     230,202
Ezcorp, Inc. (Class A) ................             36,200         418,834 (a)
First Cash Financial Services, Inc. ...             25,100         374,492 (a)
                                                                 1,023,528

CONTAINERS & PACKAGING -- 1.6%

Aptargroup, Inc. ......................            111,500       3,472,110
Greif, Inc. (Class A) .................             17,700         589,233
Packaging Corporation of America ......            152,808       1,989,560
Rock-Tenn Co. (Class A) ...............             13,700         370,585
                                                                 6,421,488
DISTRIBUTORS -- 1.1%
LKQ Corp. .............................            312,200       4,455,094 (a)

DIVERSIFIED CONSUMER SERVICES -- 1.4%

Brink's Home Security
   Holdings, Inc. .....................             41,800         944,680 (a)
K12, Inc. .............................             63,500         882,650 (a)
Matthews International Corp.
   (Class A) ..........................             59,000       1,699,790
Pre-Paid Legal Services, Inc. .........              7,000         203,210 (a)
Stewart Enterprises, Inc. (Class A) ...            438,000       1,419,120
Universal Technical Institute, Inc. ...             38,900         466,800 (a)
                                                                 5,616,250

DIVERSIFIED FINANCIAL SERVICES -- 0.4%

MSCI Inc. (Class A) ...................             88,500       1,496,535 (a)

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%

Alaska Communications Systems
   Group, Inc. ........................             45,899         307,523

ELECTRIC UTILITIES -- 0.8%

IDACORP, Inc. .........................            140,526       3,282,687

ELECTRICAL EQUIPMENT -- 0.7%

Baldor Electric Co. ...................             73,200       1,060,668
Brady Corp. (Class A) .................             44,000         775,720
GrafTech International Ltd. ...........             57,800         356,048 (a)
Woodward Governor Co. .................             49,453         552,885
                                                                 2,745,321

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.3%

Anixter International Inc. ............             15,963         505,708 (a)
Benchmark Electronics, Inc. ...........             62,766         702,979 (a)
CPI International, Inc. ...............             15,687         147,458 (a)
FARO Technologies, Inc. ...............             76,000       1,021,440 (a)
Mettler-Toledo International, Inc. ....             50,500       2,592,165 (a)
National Instruments Corp. ............            121,500       2,265,975

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Newport Corp. .........................            250,644   $   1,107,846 (a)
Trimble Navigation Ltd. ...............             87,500       1,337,000 (a)
                                                                 9,680,571

ENERGY EQUIPMENT & SERVICES -- 3.2%

Atwood Oceanics, Inc. .................             25,234         418,632 (a)
Cal Dive International, Inc. ..........            101,500         687,155 (a)
Dril-Quip, Inc. .......................            114,900       3,527,430 (a)
Gulf Island Fabrication, Inc. .........             15,400         123,354
Gulfmark Offshore, Inc. ...............             14,700         350,742 (a)
HIS, Inc. (Class A) ...................             13,000         535,340 (a)
Lufkin Industries, Inc. ...............             10,233         387,626
NATCO Group, Inc. (Class A) ...........             24,974         472,758 (a)
Oceaneering International, Inc. .......             56,000       2,064,720 (a)
Oil States International, Inc. ........            189,600       2,544,432 (a)
PHI, Inc. .............................             26,857         268,033 (a)
Pioneer Drilling Co. ..................            162,400         532,672 (a)
Superior Energy Services, Inc. ........             81,000       1,044,090 (a)
T-3 Energy Services, Inc. .............             23,836         280,788 (a)
                                                                13,237,772

FOOD & STAPLES RETAILING -- 0.3%

Spartan Stores, Inc. ..................             79,200       1,220,472

FOOD PRODUCTS -- 4.1%

Cal-Maine Foods, Inc. .................             12,600         282,114
Darling International Inc, ............            480,200       1,781,542 (a)
Del Monte Foods Co. ...................            330,975       2,412,808
Lancaster Colony Corp. ................             59,200       2,455,616
Lance, Inc. ...........................             88,500       1,842,570
Ralcorp Holdings, Inc. ................             57,900       3,119,652 (a)
Smithfield Foods, Inc. ................            306,198       2,896,633 (a)
The Hain Celestial Group, Inc. ........            153,000       2,178,720 (a)
                                                                16,969,655

HEALTHCARE EQUIPMENT & SUPPLIES -- 5.9%

American Medical Systems
   Holdings, Inc. .....................            205,900       2,295,785 (a)
Angiodynamics, Inc. ...................             71,700         805,908 (a)
Conmed Corp. ..........................             23,157         333,692 (a)
ev3, Inc. .............................            101,500         720,650 (a)
Gen-Probe Inc. ........................             29,500       1,344,610 (a)
Greatbatch, Inc. ......................             43,500         841,725 (a)
Haemonetics Corp. .....................             14,113         777,344 (a)
Immucor, Inc. .........................             97,900       2,462,185 (a)
Integra LifeSciences Holdings Corp. ...             76,000       1,879,480 (a)
Masimo Corp. ..........................             64,131       1,858,516 (a)
Medical Action Industries, Inc. .......            221,704       1,837,926 (a)
Meridian Bioscience, Inc. .............             76,000       1,377,120
NuVasive, Inc. ........................             29,500         925,710 (a)
SonoSite, Inc. ........................             49,500         885,060 (a)
STERIS Corp. ..........................             21,062         490,323
SurModics, Inc. .......................             29,500         538,375 (a)
Teleflex Inc. .........................             29,000       1,133,610
Thoratec Corp. ........................             35,700         917,133 (a)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

SMALL-CAP EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. ....             89,100   $   2,923,371
Zoll Medical Corp. ....................              8,200         117,752 (a)
                                                                24,466,275

HEALTHCARE PROVIDERS & SERVICES -- 5.0%

Amedisys, Inc. ........................             23,759         653,135 (a)
AMN Healthcare Services, Inc. .........            140,526         716,683 (a)
Bio-Reference Laboratories, Inc. ......             78,100       1,633,071 (a)
Chemed Corp. ..........................             19,430         755,827
Corvel Corp. ..........................              5,305         107,267 (a)
Genoptix, Inc. ........................             12,300         335,544 (a)
Healthways, Inc. ......................            167,974       1,473,132 (a)
HMS Holdings Corp. ....................            106,500       3,503,850 (a)
inVentiv Health, Inc. .................             94,800         773,568 (a)
IPC The Hospitalist Company, Inc. .....             22,000         418,660 (a)
Mednax, Inc. ..........................            103,100       3,038,357 (a)
Molina Healthcare, Inc. ...............            152,300       2,896,746 (a)
National Healthcare Corp. .............              7,071         283,901
Owens & Minor, Inc. ...................             69,800       2,312,474
Sun Healthcare Group, Inc. ............             55,482         468,268 (a)
VCA Antech, Inc. ......................             63,000       1,420,650 (a)
                                                                20,791,133

HEALTHCARE TECHNOLOGY -- 1.5%

Allscripts-Misys Healthcare
   Solutions, Inc. .......................          40,800         419,832
athenahealth, Inc. ....................             35,500         855,905 (a)
Computer Programs &
   Systems, Inc. ......................             97,900       3,257,133
Eclipsys Corp. ........................             14,556         147,598 (a)
MedAssets, Inc. .......................             79,500       1,132,875 (a)
Phase Forward Inc. ....................             43,210         552,656 (a)
                                                                 6,365,999

HOTELS RESTAURANTS & LEISURE -- 1.1%

Cracker Barrel Old Country
   Store, Inc. ...........................          85,400       2,445,856
Denny's Corp. .........................            361,251         603,289 (a)
Shuffle Master, Inc. ..................            101,300         290,731 (a)
Wendy's/Arby's Group, Inc. ............            254,153       1,278,390
                                                                 4,618,266

HOUSEHOLD DURABLES -- 0.6%

Jarden Corp. ..........................            200,685       2,542,679 (a)

HOUSEHOLD PRODUCTS -- 0.5%

WD-40 Co. .............................             82,000       1,979,480

INSURANCE -- 4.4%

Alleghany Corp. .......................              1,428         386,745 (a)
Allied World Assurance Company
   Holdings Ltd. ......................             51,000       1,939,530
Amtrust Financial Services, Inc. ......             19,500         186,225

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Argo Group International
   Holdings Ltd. ......................             75,600   $   2,277,828 (a)
Arthur J Gallagher & Co. ..............             79,500       1,351,500
Employers Holdings, Inc. ..............             36,300         346,302
First Mercury Financial Corp. .........            123,000       1,776,120 (a)
HCC Insurance Holdings, Inc. ..........            250,435       6,308,458
National Interstate Corp. .............             55,200         933,432
Navigators Group, Inc. ................             57,000       2,689,260 (a)
Tower Group, Inc. .....................              6,500         160,095
                                                                18,355,495

INTERNET & CATALOG RETAIL -- 0.2%

priceline.com Inc. ....................              9,900         779,922 (a)

INTERNET SOFTWARE & SERVICES -- 1.7%

AsiaInfo Holdings, Inc. ...............             31,300         527,405 (a)
comScore, Inc. ........................             86,000       1,039,740 (a)
Constant Contact, Inc. ................             68,000         951,320 (a)
Internap Network Services Corp. .......            167,600         450,844 (a)
Internet Capital Group Inc. ...........             91,100         367,133 (a)
j2 Global Communications, Inc. ........             37,922         830,113 (a)
NIC Inc. ..............................            117,500         611,000
Omniture, Inc. ........................             83,000       1,094,770 (a)
S1 Corp. ..............................             61,900         318,785 (a)
Vocus, Inc. ...........................             61,000         810,690 (a)
                                                                 7,001,800

IT SERVICES -- 1.9%

CSG Systems International, Inc. .......             17,366         247,986 (a)
Euronet Worldwide, Inc. ...............            125,500       1,639,030 (a)
Global Cash Access Holdings, Inc. .....            301,100       1,150,202 (a)
iGate Corp. ...........................            119,358         386,720
NeuStar, Inc. (Class A) ...............             88,000       1,474,000 (a)
Sapient Corp. .........................             89,178         398,626 (a)
SRA International, Inc. (Class A) .....             22,792         335,042 (a)
VeriFone Holdings, Inc. ...............             53,200         361,760 (a)
Virtusa Corp. .........................             77,628         481,294 (a)
Wright Express Corp. ..................             86,000       1,566,920 (a)
                                                                 8,041,580

LEISURE EQUIPMENT & PRODUCTS -- 0.4%

Polaris Industries, Inc. ..............             80,600       1,728,064

LIFE SCIENCES TOOLS & SERVICES -- 3.4%

Bio-Rad Laboratories, Inc (Class A) ...             48,100       3,169,790 (a)
Bruker Corp. ..........................            260,518       1,604,791 (a)
Dionex Corp. ..........................             38,000       1,795,500 (a)
ICON PLC ADR ..........................            107,628       1,738,192 (a)
Luminex Corp. .........................             63,000       1,141,560 (a)
Techne Corp. ..........................             30,500       1,668,655
Varian, Inc. ..........................            124,700       2,960,378 (a)
                                                                14,078,866

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

SMALL-CAP EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
MACHINERY -- 5.6%

Actuant Corp. (Class A) ...............             58,500   $     604,305
AGCO Corp. ............................             96,450       1,890,420 (a)
American Railcar Industries, Inc. .....              9,347          71,318
Cascade Corp. .........................             83,060       1,464,348
Chart Industries, Inc. ................             28,285         222,886 (a)
CLARCOR, Inc. .........................             76,000       1,914,440
Flowserve Corp. .......................              6,100         342,332
Harsco Corp. ..........................             78,600       1,742,562
IDEX Corp. ............................            126,500       2,766,555
Kaydon Corp. ..........................             73,000       1,995,090
Kennametal, Inc. ......................             88,000       1,426,480
Lincoln Electric Holdings, Inc. .......             21,000         665,490
Mueller Industries, Inc. ..............            100,200       2,173,338
Nordson Corp. .........................             53,450       1,519,583
Pall Corp. ............................             63,500       1,297,305
RBC Bearings Inc. .....................             84,000       1,283,520 (a)
Robbins & Myers, Inc. .................             22,000         333,740
Trinity Industries, Inc. ..............            149,400       1,365,516
                                                                23,079,228

MARINE -- 0.0%*

TBS International Ltd. ................             25,245         185,551 (a)

MEDIA -- 3.0%

Arbitron, Inc. ........................            159,800       2,398,598
Interactive Data Corp. ................            268,277       6,669,366
John Wiley & Sons, Inc. (Class A) .....             70,600       2,102,468
Morningstar, Inc. .....................             34,600       1,181,590 (a)
                                                                12,352,022

METALS & MINING -- 1.6%

Commercial Metals Co. .................            204,190       2,358,395
Compass Minerals International, Inc. ..             77,360       4,360,783
                                                                 6,719,178

MULTI-UTILITIES -- 0.4%

OGE Energy Corp. ......................             71,375       1,700,152

OFFICE ELECTRONICS -- 0.3%

Zebra Technologies Corp. (Class A) ....             64,200       1,221,084 (a)

OIL, GAS & CONSUMABLE FUELS -- 2.7%

Clayton Williams Energy, Inc. .........              6,930         202,633 (a)
Comstock Resources, Inc. ..............             37,000       1,102,600 (a)
CVR Energy, Inc. ......................             56,680         314,007 (a)
Encore Acquisition Co. ................             55,500       1,291,485 (a)
Goodrich Petroleum Corp. ..............             39,500         764,720 (a)
James River Coal Co. ..................            158,000       1,949,720 (a)
Plains Exploration & Production Co. ...             66,000       1,137,180 (a)
Ship Finance International Ltd. .......             34,100         223,696

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
St Mary Land & Exploration Co. ........            102,100   $   1,350,783
USEC Inc. .............................            291,000       1,396,800 (a)
Whiting Petroleum Corp. ...............             53,000       1,370,050 (a)
                                                                11,103,674

PERSONAL PRODUCTS -- 1.0%

Alberto-Culver Co. ....................             39,500         893,095
American Oriental
   Bioengineering, Inc. ...............            122,067         471,179 (a)
Bare Escentuals, Inc. .................            177,000         725,700 (a)
Chattem, Inc. .........................             37,000       2,073,850 (a)
                                                                 4,163,824

PHARMACEUTICALS -- 0.4%

Medicis Pharmaceutical
   Corp. (Class A) ....................             29,200         361,204
Noven Pharmaceuticals, Inc. ...........             37,900         359,292 (a)
Obagi Medical Products, Inc. ..........             60,503         325,506 (a)
The Medicines Co. .....................             50,673         549,295 (a)
                                                                 1,595,297
PROFESSIONAL SERVICES -- 1.2%

Administaff, Inc. .....................             88,000       1,859,440
CoStar Group, Inc. ....................             55,500       1,678,875 (a)
First Advantage Corp. (Class A) .......             55,600         766,168 (a)
Kforce Inc. ...........................             76,350         536,741 (a)
LECG Corp. ............................             31,500          80,010 (a)
Spherion Corp. ........................             86,559         180,043 (a)
                                                                 5,101,277

REAL ESTATE INVESTMENT TRUSTS (REIT'S) -- 3.2%

BioMed Realty Trust, Inc. (REIT) ......            244,903       1,657,993
Digital Realty Trust, Inc. (REIT) .....             91,338       3,030,595
DuPont Fabros Technology,
   Inc. (REIT) ........................             81,500         560,720
Federal Realty Investment
   Trust (REIT) .......................              9,715         446,890
Healthcare Realty Trust Inc. (REIT) ...            177,000       2,653,230
Omega Healthcare
   Investors, Inc. (REIT) .............            331,705       4,670,406
                                                                13,019,834

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%

FirstService Corp. ....................             86,000         713,800 (a)

ROAD & RAIL -- 1.9%

Genesee & Wyoming Inc. (Class A) ......            169,000       3,591,250 (a)
Landstar System, Inc. .................             44,000       1,472,680
Old Dominion Freight Line, Inc. .......            112,900       2,652,021 (a)
                                                                 7,715,951

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

SMALL-CAP EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES          VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%

Ceva, Inc. ............................             37,270   $     271,326 (a)
Hittite Microwave Corp. ...............             45,500       1,419,600 (a)
IXYS Corp. ............................             95,824         772,341
Microsemi Corp. .......................            131,600       1,526,560 (a)
MIPS Technologies, Inc. ...............             88,000         257,840 (a)
Rudolph Technologies, Inc. ............            205,235         621,862 (a)
Semtech Corp. .........................            178,700       2,385,645 (a)
Varian Semiconductor Equipment
   Associates, Inc. ...................             38,400         831,744 (a)
                                                                 8,086,918

SOFTWARE -- 5.3%

ACI Worldwide, Inc. ...................             32,900         616,875 (a)
Actuate Corp. .........................            126,600         387,396 (a)
Blackbaud, Inc. .......................            236,430       2,744,952
Blackboard Inc. .......................             63,500       2,015,490 (a)
Concur Technologies, Inc. .............             76,000       1,458,440 (a)
Deltek, Inc. ..........................             78,700         340,771 (a)
Factset Research Systems, Inc. ........             57,500       2,874,425
Interactive Intelligence, Inc. ........             59,500         539,070 (a)
Jack Henry & Associates, Inc. .........             59,200         966,144
Kenexa Corp. ..........................             58,600         315,854 (a)
Micros Systems Inc. ...................            143,400       2,688,750 (a)
NetSuite, Inc. ........................             98,500       1,109,110 (a)
Opnet Technologies, Inc. ..............             36,981         320,625 (a)
Parametric Technology Corp. ...........            241,100       2,406,178 (a)
Pegasystems Inc. ......................             35,600         661,092
Solera Holdings, Inc. .................             56,000       1,387,680 (a)
Symyx Technologies ....................            112,900         502,405 (a)
Taleo Corp. (Class A) .................             58,500         691,470 (a)
                                                                22,026,727

SPECIALTY RETAIL -- 4.1%

Aaron Rents, Inc. (Class B) ...........            166,700       4,444,222
Aeropostale, Inc. .....................            100,546       2,670,502 (a)
American Eagle Outfitters, Inc. .......            130,100       1,592,424
Systemax Inc. .........................             30,761         397,432 (a)
The Buckle, Inc. ......................            147,618       4,713,443
The Cato Corp. (Class A) ..............             30,100         550,228
The Wet Seal Inc. (Class A) ...........            165,473         555,989 (a)
Tractor Supply Co. ....................             53,200       1,918,392 (a)
                                                                16,842,632

TEXTILES APPAREL & LUXURY GOODS -- 0.7%

Columbia Sportswear Co. ...............             53,028       1,586,598
Deckers Outdoor Corp. .................              6,559         347,889 (a)
FGX International Holdings Ltd. .......             14,700         170,814 (a)
Fossil, Inc. ..........................             22,000         345,400 (a)
True Religion Apparel, Inc. ...........             15,000         177,150 (a)
Wolverine World Wide, Inc. ............             21,000         327,180
                                                                 2,955,031

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.1%

Danvers Bancorp, Inc. .................             24,500   $     338,345

TRADING COMPANIES & DISTRIBUTORS -- 0.3%

Applied Industrial Technologies, Inc. .             46,871         790,714
Kaman Corp. ...........................             21,500         269,610
                                                                 1,060,324

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%

Syniverse Holdings, Inc. ..............             19,600         308,896 (a)
TOTAL COMMON STOCK
   (COST $583,984,463) ................                        383,461,250

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $129,433) ....................                             67,305 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $584,113,896) ................                        383,528,555

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.6%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 0.52%
   (COST $23,186,314) .................                         23,186,314 (d,m)

TOTAL INVESTMENTS
   (COST $607,300,210) ................                        406,714,869

OTHER ASSETS AND LIABILITIES,
   NET -- 1.5% ........................                          6,274,506
                                                             -------------

NET ASSETS -- 100.0% ..................                      $ 412,989,375
                                                             =============

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

International Equity Fund
--------------------------------------------------------------------------------

[PHOTO]

RALPH R. LAYMAN
PRESIDENT AND CO-CHIEF
INVESTMENT OFFICER -
INTERNATIONAL EQUITIES

THE INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN, PAUL NESTRO, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND MAKOTO SUMINO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF THE PORTION, WHICH MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional International Equity Fund returned -34.43% for the Investment Class shares and -34.48% for the Service Class shares. The MSCI EAFE Index, the Fund's benchmark, returned -31.11% and the Fund's Lipper peer group of 294 International Large-Cap Core Funds returned an average of -31.52% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. A continued freeze in the fixed income and credit markets weighed heavily on investors looking to raise cash and, as had been the case in previous months, they turned to the equity markets for liquidity. Major selling at mutual funds and redemptions at hedge funds put equity markets under intolerable pressure, especially in the larger, more liquid names that, under different circumstances would be expected to outperform, even in a weak economic environment.

Q.    WHAT DOMESTIC OR WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS?

A. Although the markets had experienced several major crises in the previous 12-15 months, the collapse of Lehman Brothers late in the third quarter of 2008 heralded a new period of extreme weakness in both the financial sector and the global economy alike. The ripple effects of this failure hit already fragile confidence and warranted even larger efforts by various governments to shore up the financial system. The combination of dwindling liquidity, tighter credit and sharply weaker demand put the global economy under stress and reduced confidence in the ability of corporations to sustain profitability.

Q.    WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED FUND PERFORMANCE?

A. Much of the underperformance came from holdings in the financial sector where, after the Lehman collapse, little escaped unscathed. Stocks including Lloyds Banking Group, Nomura Holdings, Royal Bank of Scotland, BNP Paribas and MUFG (Japan) all contributed to the weakness. Positive attribution derived from holdings in the materials sector and technology. Specialty materials companies such as Toray (Japan) and agricultural chemicals companies such as Syngenta (Switzerland) made positive contributions, as did Taiwan Semiconductor and the Korean consumer electronics company, Samsung Electronics.

--------------------------------------------------------------------------------
                                                                             Q&A

Q.    DID THE WEIGHTINGS/COUNTRY ALLOCATION OF THE FUND CHANGE? WHY?

A. By the end of the period the Fund's underweight in both consumer discretionary and energy stocks had been reduced as had the overweight in consumer staples. The more defensive food, retail and manufacturing stocks have performed relatively well in this environment and, as such, have become more challenging from an earnings and growth perspective. Similarly, while out of favor for several months, opportunities in the energy and discretionary sectors are showing signs of sustainability that blend well with their current attractive valuations. The weight in financials has moved from a modest underweight to a modest overweight.

Q.    WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD, AND WHY?

A. Purchases for the Fund included Reckitt Benckiser (UK), a major household products manufacturer that in the market turmoil of late 2008 was priced at a highly attractive valuation under our long-term process. Novartis (Switzerland - healthcare) was also added for valuation reasons while holdings in two utilities were increased; National Grid for its regulated return profile and Iberdrola (Spain - new holding) for its renewable energy focus.

      Disposals included Royal Bank of Scotland, now majority owned by the UK government; Telenor, for weak performance and Toray (Japan - materials) for postponement of the 787 jetliner program.

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
-------------------------------------------------------------------------------------------------------
                              ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE         EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-------------------------------------------------------------------------------------------------------
   Investment Class                  1,000.00                     655.66                 2.27
   Service Class                     1,000.00                     655.15                 3.26
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-------------------------------------------------------------------------------------------------------
   Investment Class                  1,000.00                   1,021.95                 2.77
   Service Class                     1,000.00                   1,020.78                 3.98
-------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.55% FOR INVESTMENT CLASS SHARES AND 0.79% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**    ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS
      FOLLOWS: (-34.43)% FOR INVESTMENT CLASS SHARES, AND (-34.48)% FOR SERVICE CLASS SHARES.

International Equity Fund                                            (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in companies in developed and developing countries outside the United States.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

International Large-Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/09

                                    SIX MONTHS   ONE YEAR   FIVE YEAR   TEN YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:          294         282        214        124
--------------------------------------------------------------------------------
Peer group average annual
total return:                         -31.52%     -46.44%    -2.86%      -1.22%
--------------------------------------------------------------------------------

Lipper categories in Peer group: International Large-Cap Core

TEN LARGEST HOLDINGS AS OF MARCH 31, 2009 as a % of Market Value

================================================================================
Roche Holding AG                                                         4.41%
--------------------------------------------------------------------------------
Nestle S.A. (Regd.)                                                      3.34%
--------------------------------------------------------------------------------
Vodafone Group PLC                                                       2.98%
--------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                                              2.55%
--------------------------------------------------------------------------------
Total S.A.                                                               2.52%
--------------------------------------------------------------------------------
Groupe Danone                                                            2.47%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                     2.45%
--------------------------------------------------------------------------------
Banco Santander S.A. (Regd.)                                             2.38%
--------------------------------------------------------------------------------
BNP Paribas                                                              2.30%
--------------------------------------------------------------------------------
Novartis AG (Regd.)                                                      2.17%
================================================================================

REGIONAL ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $1,397,154 (in thousands) as of March 31, 2009

                                   [PIE CHART]

Emerging Europe                                                           0.7%
Continental Europe                                                       48.3%
United Kingdom                                                           19.0%
Japan                                                                    17.4%
Pacific Rim                                                               4.4%
Emerging Asia                                                             4.1%
Latin America                                                             2.3%
United States                                                             2.2%
Canada                                                                    1.6%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL INTERNATIONAL EQUITY    MSCI EAFE INDEX
                  -------------------------------------    ---------------
 03/99                         10,000.00                     10,000.00
 09/99                         10,451.88                     10,704.15
 09/00                         11,666.91                     11,044.54
 09/01                          8,250.66                      7,875.83
 09/02                          6,930.83                      6,652.80
 09/03                          8,666.50                      8,383.08
 09/04                         10,532.49                     10,234.15
 09/05                         13,298.37                     12,874.02
 09/06                         16,009.59                     15,340.77
 09/07                         21,627.22                     19,155.25
 09/08                         15,916.31                     13,313.63
 03/09                         10,435.73                      9,171.91


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES(Inception date: 11/25/97)
--------------------------------------------------------------------------------

                                SIX            ONE             FIVE         TEN      ENDING VALUE OF A
                               MONTHS          YEAR            YEAR        YEAR    $10,000 INVESTMENT(a)
---------------------------------------------------------------------------------------------------------
International
   Equity Fund                -34.43%        -48.86%          -0.01%       0.43%          $10,436
---------------------------------------------------------------------------------------------------------
MSCI EAFE Index               -31.11%        -46.51%          -2.18%      -0.86%          $9,172
=========================================================================================================

SERVICE CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                 GE INSTITUTIONAL INTERNATIONAL EQUITY    MSCI EAFE INDEX
                 -------------------------------------    ---------------
 01/03/01                      10,000.00                    10,000.00
    09/01                       7,343.89                     7,327.60
    09/02                       6,144.04                     6,189.71
    09/03                       7,667.61                     7,799.55
    09/04                       9,295.78                     9,521.76
    09/05                      11,716.89                    11,977.88
    09/06                      14,062.61                    14,272.92
    09/07                      18,949.55                    17,821.87
    09/08                      13,909.43                    12,386.88
    03/09                       9,112.80                     8,533.46


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES(Inception date: 01/03/01)
--------------------------------------------------------------------------------

                                SIX            ONE             FIVE        SINCE       ENDING VALUE OF A
                               MONTHS          YEAR            YEAR      INCEPTION   $10,000 INVESTMENT(a)
---------------------------------------------------------------------------------------------------------
International
   Equity Fund                -34.48%        -48.96%          -0.26%      -1.12%            $9,113
---------------------------------------------------------------------------------------------------------
MSCI EAFE Index               -31.11%        -46.51%          -2.18%      -1.91%*           $8,533
=========================================================================================================

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE CLASS SHARES' INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INTERNATIONAL EQUITY FUND

Schedule of Investments March 31, 2009                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.7%+
--------------------------------------------------------------------------------

AUSTRALIA -- 2.5%

Brambles Ltd. .........................          5,504,804   $   18,358,743
Paladin Energy Ltd. ...................          4,108,227        9,704,947 (a)
Telstra Corporation Ltd. ..............          3,182,006        7,096,854
                                                                 35,160,544

BRAZIL -- 1.7%

Cia Vale do Rio Doce ADR ..............          1,174,833       13,252,116
Petroleo Brasileiro S.A. ADR ..........            417,805       10,236,223
                                                                 23,488,339

CANADA -- 1.6%

Cameco Corp. ..........................            163,667        2,803,341
Kinross Gold Corp. ....................             17,912          326,165
Potash Corp of
   Saskatchewan Inc. ..................            238,108       19,294,307
                                                                 22,423,813

CHINA -- 0.4%

China Mobile Ltd. .....................            564,745        4,929,677

DENMARK -- 0.4%

G4S PLC ...............................          2,150,186        5,940,958

FINLAND -- 1.4%

Nokia OYJ .............................          1,629,279       19,209,165

FRANCE -- 16.9%

Alstom S.A. ...........................            115,518        5,979,258
AXA S.A. ..............................            610,558        7,336,275
BNP Paribas ...........................            776,442       32,081,057 (h)
Cie Generale d'Optique Essilor
   International S.A. .................            486,150       18,782,930
Credit Agricole S.A. ..................          1,565,682       17,278,624
France Telecom S.A. ...................            473,099       10,772,493
GDF Suez ..............................            354,495       12,166,642
Groupe Danone .........................            707,767       34,449,493
Total S.A. ............................            708,624       35,210,949
Unibail-Rodamco (REIT) ................             57,779        8,179,928
Veolia Environnement ..................            889,451       18,564,132
Vinci S.A. ............................            355,611       13,198,809
Vivendi ...............................          1,031,333       27,283,326
                                                                241,283,916

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES            VALUE
--------------------------------------------------------------------------------
GERMANY -- 6.9%

Adidas AG .............................            219,052   $    7,288,336
Bayer AG ..............................            522,549       24,976,386
E.ON AG ...............................            623,095       17,298,497 (h)
Linde AG ..............................            191,331       13,001,267
Metro AG ..............................            332,824       10,980,980
RWE AG ................................             71,840        5,037,123
Siemens AG (Regd.) ....................            352,437       20,125,701
                                                                 98,708,290

GREECE -- 0.2%

Hellenic Telecommunications
   Organization S.A. ..................            217,618        3,247,590

HONG KONG -- 0.7%

Esprit Holdings Ltd. ..................            829,909        4,229,859
Sun Hung Kai Properties Ltd. ..........            650,035        5,833,540
                                                                 10,063,399

INDIA -- 0.9%

ICICI Bank Ltd. .......................            467,316        3,074,605
Larsen & Toubro Ltd. ..................            769,278       10,108,951
                                                                 13,183,556

IRELAND -- 0.5%

CRH PLC ...............................            338,805        7,368,240

ITALY -- 2.1%

ENI S.p.A. ............................            420,300        8,158,434
Intesa Sanpaolo S.p.A. ................          5,116,813       14,079,724
Saipem S.p.A. .........................            426,206        7,582,710
                                                                 29,820,868

JAPAN -- 17.0%

East Japan Railway Co. ................            334,638       17,380,712
Mitsubishi Estate Company Ltd. ........          1,654,857       18,463,627
Mitsubishi Heavy Industries Ltd. ......          3,104,000        9,365,111
Mitsubishi UFJ Financial Group, Inc. ..          7,112,093       34,275,147
Nidec Corp. ...........................             33,722        1,502,246
Nintendo Company Ltd. .................             72,993       21,025,117
Nomura Holdings, Inc. .................          4,917,358       24,644,044
Shiseido Company Ltd. .................          2,067,216       30,033,967
Sony Financial Holdings Inc. ..........              9,905       26,374,557 (a)
Sumitomo Metal Industries Ltd. ........          6,414,188       12,793,308
Sumitomo Mitsui Financial
   Group Inc. .........................            136,600        4,716,068
Sumitomo Realty & Development
   Company Ltd. .......................            101,000        1,107,452
The Bank of Yokohama Ltd. .............          2,533,768       10,723,044
Toray Industries Inc. .................          2,119,425        8,475,983
Toyota Motor Corp. ....................            698,481       22,063,994
                                                                242,944,377

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INTERNATIONAL EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES          VALUE
--------------------------------------------------------------------------------
MEXICO -- 0.6%

America Movil SAB de C.V.
   ADR (Series L) .....................            314,656   $    8,520,884

NETHERLANDS -- 1.8%

Heineken N.V. .........................            114,914        3,265,027
Koninklijke Ahold N.V. ................            463,658        5,078,691
Koninklijke Philips Electronics N.V. ..          1,194,220       17,568,075
                                                                 25,911,793

NORWAY -- 0.2%

Orkla ASA .............................            368,202        2,519,354

SINGAPORE -- 1.1%

CapitaLand Ltd. .......................          4,550,000        6,973,753
Singapore Telecommunications Ltd. .....          5,236,631        8,715,088
                                                                 15,688,841

SOUTH AFRICA -- 0.7%

MTN Group Ltd. ........................            944,030       10,423,044

SOUTH KOREA -- 1.3%

KB Financial Group Inc. ...............            232,555        5,539,626
Samsung Electronics
   Company Ltd. .......................             31,070       12,758,185
                                                                 18,297,811

SPAIN -- 3.1%

Banco Santander S.A. (Regd.) ..........          4,818,912       33,205,989
Iberdrola S.A. ........................          1,626,494       11,402,142
                                                                 44,608,131

SWEDEN -- 0.5%

Hennes & Mauritz AB (Series B) ........            195,614        7,311,302

SWITZERLAND -- 13.1%

ABB Ltd. (Regd.) ......................          1,300,044       18,167,802
Credit Suisse Group AG (Regd.) ........            514,327       15,677,916
Nestle S.A. (Regd.) ...................          1,377,863       46,629,584
Novartis AG (Regd.) ...................            800,907       30,344,377
Roche Holding AG ......................            448,759       61,647,382
Syngenta AG ...........................             73,268       14,781,829
                                                                187,248,890

TAIWAN -- 1.5%

Taiwan Semiconductor
   Manufacturing
   Company Ltd. .......................         14,215,588      21,546,391

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES            VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 18.6%

BG Group PLC ..........................          1,330,290   $   20,116,445
BHP Billiton PLC ......................          1,248,846       24,791,974 (h)
BP PLC ................................          1,466,991        9,914,289
Diageo PLC ............................          1,692,744       19,082,816
G4S PLC ...............................          3,376,977        9,385,520
HSBC Holdings PLC .....................          1,129,165        6,393,033
Lloyds Banking Group PLC ..............         13,984,514       14,171,611
National Grid PLC .....................          3,028,094       23,242,416
Prudential PLC ........................          3,302,492       15,952,330
Reckitt Benckiser Group PLC ...........            949,352       35,638,155
Rio Tinto PLC (Regd.) .................            298,487       10,054,158
Tesco PLC .............................          5,476,663       26,171,828 (h)
The Capita Group PLC ..................            850,735        8,273,639
Vodafone Group PLC ....................         23,655,446       41,620,288
                                                                264,808,502
TOTAL COMMON STOCK
   (COST 2,128,793,551) ...............                       1,364,657,675

--------------------------------------------------------------------------------
RIGHTS -- 0.2%
--------------------------------------------------------------------------------
CRH PLC
   (COST $1,066,011) ..................             96,801        2,103,917 (a)

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $361,973) ....................                             188,226 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $2,130,221,535) ..............                       1,366,949,818

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.1%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 0.52%
   (COST $30,203,856) .................                          30,203,856 (d,m)

TOTAL INVESTMENTS
   (COST $2,160,425,391) ..............                       1,397,153,674

OTHER ASSETS AND LIABILITIES,
    NET -- 2.0% .......................                          28,068,220
                                                             --------------
NET ASSETS -- 100.0%                                         $1,425,221,894
                                                             ==============

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INTERNATIONAL EQUITY FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional International Equity had the following long futures contracts open at March 31, 2009 (unaudited):

                                       NUMBER        CURRENT        UNREALIZED
                         EXPIRATION      OF          NOTIONAL      APPRECIATION/
DESCRIPTION                 DATE      CONTRACTS       VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
DJ Euro Stoxx 50
   Index Futures         June 2009       415       $10,981,343        $ (6,267)
FTSE 100 Index
   Futures               June 2009        92         5,123,082           33,713
Topix Index
   Futures               June 2009        76         5,978,738         (56,191)
                                                                      --------
                                                                      $(28,745)
                                                                      ========

The GE Institutional International Equity was invested in the following sectors at March 31, 2009 (unaudited):

                                                            PERCENTAGE (BASED ON
SECTOR                                                           MARKET VALUE)
--------------------------------------------------------------------------------
Commercial Banks                                                    12.56%
Pharmaceuticals                                                      8.37%
Oil, Gas & Consumable Fuels                                          6.88%
Food Products                                                        5.80%
Wireless Telecommunication Services                                  4.69%
Metals & Mining                                                      4.38%
Multi-Utilities                                                      4.22%
Chemicals                                                            3.98%
Insurance                                                            3.55%
Food & Staples Retailing                                             3.02%
Capital Markets                                                      2.89%
Industrial Conglomerates                                             2.88%
Household Products                                                   2.55%
Semiconductors & Semiconductor Equipment                             2.46%
Commercial Services & Supplies                                       2.41%
Real Estate Management & Development                                 2.32%
Short Term                                                           2.16%
Personal Products                                                    2.15%
Diversified Telecommunication Services                               2.14%
Electric Utilities                                                   2.05%
Media                                                                1.95%
Electrical Equipment                                                 1.73%
Construction & Engineering                                           1.67%
Beverages                                                            1.60%
Automobiles                                                          1.58%
Software                                                             1.50%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Communications Equipment                                             1.37%
Healthcare Equipment & Supplies                                      1.35%
Road & Rail                                                          1.25%
Specialty Retail                                                     0.83%
Real Estate Investment Trusts (REIT's)                               0.74%
Machinery                                                            0.67%
Professional Services                                                0.59%
Energy Equipment & Services                                          0.54%
Construction Materials                                               0.53%
Textiles Apparel & Luxury Goods                                      0.52%
Electronic Equipment, Instruments & Components                       0.11%
Other Investments                                                    0.01%
                                                                    -------
                                                                    100.00%
                                                                    =======

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

Strategic Investment Fund
--------------------------------------------------------------------------------
                                                                             Q&A
[PHOTO]
PAUL M. COLONNA
PRESIDENT AND CHIEF
INVESTMENT OFFICER -
FIXED INCOME

[PHOTO]
RALPH R. LAYMAN
PRESIDENT AND CO-CHIEF
INVESTMENT OFFICER -
INTERNATIONAL EQUITIES

[PHOTO]
THOMAS R. LINCOLN
SENIOR VICE PRESIDENT

[PHOTO]
JUDITH A. STUDER
PRESIDENT AND
CO-CHIEF INVESTMENT
OFFICER - U.S. EQUITIES

[PHOTO]
DIANE M. WEHNER
SENIOR VICE PRESIDENT

[PHOTO]
DAVID WIEDERECHT
PRESIDENT - INVESTMENT
STRATEGIES

THE STRATEGIC INVESTMENT FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, RALPH R. LAYMAN, THOMAS R. LINCOLN, JUDITH A. STUDER, DIANE M. WEHNER AND DAVID WIEDERECHT. MS. STUDER AND MR. WIEDERECHT ARE BOTH VESTED WITH OVERSIGHT AUTHORITY FOR DETERMINING ASSET ALLOCATIONS FOR THE FUND. EACH OF THE OTHER PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF THE FOLLOWING SUB-PORTFOLIOS: U.S. EQUITY, U.S. MID-CAP EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. LINCOLN MANAGES THE U.S. EQUITY PORTION, MS. WEHNER MANAGES THE U.S. MID-CAP EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF PORTFOLIO MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THE FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS AND SUB-ADVISER(S) HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THE FUND'S OBJECTIVE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional Strategic Investment Fund returned -19.41% for the Investment Class shares and -19.53% for the Service Class shares. The Fund's broad based benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index, returned -30.54% and 4.70%, respectively. The Fund's Lipper peer group of 709 Mixed-Asset Target Allocation Growth Funds returned an average of -21.51% for the same period.

Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE AND WHAT MARKET CONDITIONS IMPACTED THE PERFORMANCE OF THE FUND?

A. The performance of the GE Institutional Strategic Investment Fund for the past six-month period was primarily driven by the Fund's underweight in international equities and overweight in fixed income and cash. The Fund benefited from the Tactical Asset Allocation Committee's decision to expand the overweight position in cash throughout this period.

      A severe global economic recession continued to mar the investment environment for U.S. equities. As corporations and consumers continued a painful deleveraging process there was no place to hide, with all ten S&P 500 sectors declining during the six-month period ended March 31, 2009. A continued freeze in the fixed income and credit markets weighed heavily on investors looking to raise cash and, as had been the case in previous months, they turned to the equity markets for liquidity. Major selling at mutual funds and redemptions at hedge funds put equity markets under intolerable pressure, especially in the larger, more liquid names that, under different circumstances would be expected to outperform, even in a weak economic environment. While the U.S. equity markets initially rallied upon the arrival of the Obama administration in mid-January, they resumed a downward trend as investors questioned Washington's command of the economy and its ability to return stability to the financial system through policy actions. By the end of March, however, U.S. equities began working their way higher with rising confidence that the sum of the actions taken by the Federal Reserve and Treasury might provide an effective backstop to the

Strategic Investment Fund
--------------------------------------------------------------------------------

      ailing financial sector. Valuations for many companies have improved in our view as the U.S. stock market has remained in a downtrend. We believe at some point, capitulation from selling by anxious investors will likely set the market up for a rebound. We believe a future market rally will be dominated by outperformance by market share winners with strong balance sheets and management teams. However, it is our view that the economic recovery will be muted by historical standards and thus we remain defensive.

      An emphasis on high quality large-cap stocks served as protection from the full effect of the period's market declines. The U.S. equity portfolio was also bolstered by avoiding a great decline in banks and REITs, with underweighted positions in both of these industries. Underweighting industrial companies as global economic activity slowed was also beneficial. We found opportunities within the materials and energy sectors to increase our weighting in oversold commodities stocks during the period. We took advantage of price declines in quality financials stocks, increasing our financial sector overweight by the end of the period. Taking profits in healthcare and technology helped fund this move. Positive contributors to performance were the healthcare overweight in this outperforming sector and biotech stock selection. Being overweight in the outperforming information technology sector helped performance while some lagging performances among our technology holdings mitigated the positive effect on the portfolio. By the end of the period, we were underweight healthcare. Detractors to performance were stock selection in industrials and a combination of stock selection and being underweight in both the telecommunication and energy sectors.

      We continued to emphasize financially strong companies that the investment team believes will have the potential to survive and grow market share in the ongoing difficult economic environment. While the recent equity market and economic weakness is disappointing, we believe that lower stock prices are creating opportunities in all economic sectors. We maintained a consistent emphasis on companies with strong balance sheets and earnings stability over more cyclical or leveraged opportunities. Amid rapidly changing market conditions, we have maintained our bottom-up stock selection approach with focus on a long-term investment horizon to purchase high quality and well-managed companies with superior long-term earnings growth potential.

      Mid-cap equities outperformed during the past six months as we remained defensively invested at year-end 2008 and into the first quarter of 2009, reflecting concerns about the rapidly deteriorating U.S. economy. We maintained an underweight relative to the market in both financial and consumer cyclical stocks given ongoing concerns about eroding consumer credit and weakness in consumer spending. More specifically, within financials, the portfolio had minimal exposure to regional banks that are suffering from deterioration in their mortgage loan portfolios, and to REITs, which have been negatively impacted by a downturn in the commercial real estate market along with a lack of available credit in the face of near-term debt maturities. Within the mid-cap equity consumer cyclical sector there was no exposure to autos or household durables, the two worst performing industries. Instead, solid stock selection within the specialty retail space was additive to performance while retail in general outperformed the overall market during this time period. Good stock selection within the technology sector and our timely decision to underweight energy stocks at mid-year 2008 positively impacted performance.

      Much of the international equity underperformance came from holdings in the financial sector where, after the Lehman Brothers collapse, little escaped unscathed. Positive attribution derived from holdings in the materials and technology sectors. By the end of the period the underweight in both consumer discretionary and energy stocks had been reduced, as had the overweight in consumer staples. The more defensive food, retail and manufacturing stocks have performed relatively well in this environment and, as such, have become more challenging from an earnings and growth perspective. Similarly, while out of favor for several months, opportunities in the energy and discretionary sectors are showing signs

--------------------------------------------------------------------------------
                                                                             Q&A

      of sustainability that blend well with their current, attractive valuations. The weight in financials has moved from a modest underweight to a modest overweight.

      Although the markets had experienced several major crises in the previous 12 to 15 months, the collapse of Lehman Brothers late in the third quarter of 2008 heralded a new period of extreme weakness in both the financial sector and the global economy alike. The ripple effects of this failure hit already fragile confidence and warranted even larger efforts by governments to shore up the financial system. The combination of dwindling liquidity, tighter credit, and sharply weaker demand put the global economy under stress and reduced confidence in the ability of corporations to sustain profitability.

      Through the deepening global recession, interest rates fell significantly in the last three months of 2008. The U.S. Treasury 10-year note yield fell from a high of 4.07% on October 14th to 2.06% on December 30th. Rates then went back up through early February on expectations of massive treasury supply in 2009 to fund a myriad of government programs aimed at stabilizing the financial system and jumpstarting the economy. In mid-March, treasury yields dropped sharply after the Federal Reserve announced its intention to begin buying back $300 million of U.S. Treasury securities between 2 and 10-year maturities. Credit spreads in both high grade and high yield securities ended the six-month period wider, particularly in the financial sector as default expectations increased. Within the securitized sector, commercial mortgage-backed securities (MBS) spreads widened dramatically as real estate fundamentals softened and as uncertainty remained regarding the fate of these security types with respect to their eligibility under the various government support programs.

      The main drivers of fixed income performance relative to the benchmark were the Fund's exposure to high yield and emerging market debt. Although the exposure was small, the underperformance of these non-index sectors was a drag on Fund performance. Holdings in short maturity asset-backed securities (ABS) floating rate notes backed by sub-prime and alt-A mortgage collateral also hurt relative return as those securities continued to suffer in their marked to market pricing. On a positive note, the Fund's duration, which was held longer than the benchmark for most of the period, enhanced performance as rates fell.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Throughout this period, we lowered the Fund's exposure to U.S. and international equities and increased its exposure to cash. This defensive positioning helped to dampen volatility and preserve capital. We reduced exposure to U.S. large-cap growth equity and increased our allocation to U.S. core value equity to increase diversification. At the end of the period, we were underweight in U.S. and international equities, overweight in fixed income, and overweight in cash.

Strategic Investment Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

      As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

      ACTUAL EXPENSES

      The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

      Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
-------------------------------------------------------------------------------------------------------
                              ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE         EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-------------------------------------------------------------------------------------------------------
   Investment Class               1,000.00                      805.89                    1.40
   Service Class                  1,000.00                      804.74                    2.52
-------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-------------------------------------------------------------------------------------------------------
   Investment Class               1,000.00                    1,023.12                   1.56
   Service Class                  1,000.00                    1,021.90                   2.82
-------------------------------------------------------------------------------------------------------

       * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.31% FOR INVESTMENT CLASS SHARES AND 0.56% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

      ** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS FOLLOWS: (-19.41)% FOR INVESTMENT CLASS SHARES, AND (-19.53)% FOR SERVICE CLASS SHARES.

Strategic Investment Fund                                            (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities, investment grade debt securities and cash.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Mixed-Asset Target Alloc Growth Peer Group Based on average annual total returns for the periods ended 3/31/09

                                             SIX MONTHS   ONE YEAR   FIVE YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:                      709        682         449
--------------------------------------------------------------------------------
Peer group average annual total return:          -21.51%    -29.69%      -2.45%
--------------------------------------------------------------------------------

Lipper categories in Peer group: Mixed-Asset Target Alloc Growth

TEN LARGEST HOLDINGS AS OF MARCH 31, 2009 as a % of Market Value

================================================================================
Federal National Mortgage Assoc.                                          4.01%
--------------------------------------------------------------------------------
U.S. Treasury Notes                                                       2.91%
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                             0.91%
--------------------------------------------------------------------------------
Amgen Inc.                                                                0.87%
--------------------------------------------------------------------------------
Transocean Ltd.                                                           0.85%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                          0.84%
--------------------------------------------------------------------------------
Microsoft Corp.                                                           0.78%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       0.77%
--------------------------------------------------------------------------------
Discover Card Master Trust I (Class A)                                    0.75%
--------------------------------------------------------------------------------
The Goldman Sachs Group, Inc                                              0.71%
================================================================================

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $454,906 (in thousands) as of March 31, 2009

                                   [PIE CHART]

Domestic Equity                                                          28.3%
Bonds and Notes                                                          26.9%
Short-Term and Others                                                    26.4%
Foreign Equity                                                           18.2%
Other Investments                                                         0.2%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                GE INSTITUTIONAL                           BARCLAYS CAPITAL U.S.
              STRATEGIC INVESTMENT    S&P 500 INDEX        AGGREGATE BOND INDEX
              --------------------    -------------        ---------------------
10/29/99            10,000.00           10,000.00                 10,000.00
   09/00            11,023.71           10,647.30                 10,659.73
   09/01            10,094.71            7,808.89                 12,040.47
   09/02             9,304.65            6,208.85                 13,075.52
   09/03            10,914.06            7,726.29                 13,782.88
   09/04            11,800.40            8,798.16                 14,289.82
   09/05            12,901.32            9,876.06                 14,689.23
   09/06            14,240.51           10,942.25                 15,228.40
   09/07            16,980.52           12,741.41                 16,010.50
   09/08            14,240.99            9,941.38                 16,595.23
   03/09            11,476.65            6,905.40                 17,375.28


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES(Inception date: 10/29/99)
--------------------------------------------------------------------------------

                                  SIX      ONE      FIVE      SINCE       ENDING VALUE OF A
                                 MONTHS    YEAR     YEAR    INCEPTION   $10,000 INVESTMENT(a)
---------------------------------------------------------------------------------------------
Strategic Investment Fund        -19.41%  -27.59%    -0.78%      1.47%        $ 11,477
---------------------------------------------------------------------------------------------
S&P 500 Index                    -30.54%  -38.09%    -4.76%     -3.86%*       $  6,905
---------------------------------------------------------------------------------------------
Barclays Capital U.S.
   Aggregate Bond Index            4.70%    3.13%     4.13%      6.04%*       $ 17,375
---------------------------------------------------------------------------------------------

SERVICE CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                GE INSTITUTIONAL                       BARCLAYS CAPITAL U.S.
              STRATEGIC INVESTMENT    S&P 500 INDEX    AGGREGATE BOND INDEX
              --------------------    -------------    ---------------------
 09/05              10,000.00           10,000.00          10,000.00
 12/05              10,263.42           10,209.46          10,059.48
 03/06              10,722.70           10,638.65           9,994.42
 06/06              10,553.98           10,485.44           9,986.79
 09/06              11,003.89           11,079.57          10,367.05
 12/06              11,690.09           11,821.78          10,495.43
 03/07              11,875.49           11,897.61          10,653.22
 06/07              12,558.55           12,644.76          10,598.04
 09/07              13,095.24           12,901.30          10,899.48
 12/07              13,043.37           12,471.45          11,226.61
 03/08              12,204.87           11,293.58          11,470.02
 06/08              12,122.05           10,985.62          11,353.01
 09/08              10,941.94           10,066.13          11,297.55
 12/08               9,254.83            7,857.29          11,814.91
 03/09               8,805.46            6,992.06          11,828.59


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES(Inception date: 09/30/05)
--------------------------------------------------------------------------------

                                  SIX      ONE     THREE      SINCE       ENDING VALUE OF A
                                 MONTHS    YEAR     YEAR    INCEPTION   $10,000 INVESTMENT(a)
---------------------------------------------------------------------------------------------
Strategic Investment Fund        -19.53%  -27.85%    -6.36%     -3.57%        $  8,805
---------------------------------------------------------------------------------------------
S&P 500 Index                    -30.54%  -38.09%   -13.28%     -9.71%*       $  6,992
---------------------------------------------------------------------------------------------
Barclays Capital U.S.
   Aggregate Bond Index            4.70%    3.13%     3.33%      4.92%*       $ 11,829
---------------------------------------------------------------------------------------------

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE CLASS SHARES' INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 29.6%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 0.4%

Alliant Techsystems, Inc. .............              8,709   $     583,329 (a)
Hexcel Corp. ..........................             69,418         456,076 (a)
Honeywell International Inc. ..........              6,892         192,011
Rockwell Collins, Inc. ................              8,798         287,167
                                                                 1,518,583

BEVERAGES -- 0.9%

Molson Coors Brewing Co. (Class B) ....              4,692         160,842
Pepsi Bottling Group, Inc. ............             51,207       1,133,723
PepsiCo, Inc. .........................             48,530       2,498,324 (h)
                                                                 3,792,889

BIOTECHNOLOGY -- 1.6%

Amgen Inc. ............................             79,753       3,949,368 (a,h)
Amylin Pharmaceuticals, Inc. ..........             24,839         291,858 (a)
Gilead Sciences, Inc. .................             46,313       2,145,218 (a)
Vertex Pharmaceuticals Inc. ...........             14,753         423,854 (a)
                                                                 6,810,298

CAPITAL MARKETS -- 2.0%

Affiliated Managers Group, Inc. .......             11,049         460,854 (a)
Ameriprise Financial, Inc. ............             20,314         416,234
Greenhill & Company Inc. ..............              3,498         258,327
Morgan Stanley ........................             12,758         290,500
State Street Corp. ....................             72,195       2,222,162 (e)
The Bank of New York Mellon Corp. .....             27,861         787,073
The Charles Schwab Corp. ..............             50,882         788,671
The Goldman Sachs Group, Inc ..........             30,435       3,226,719
                                                                 8,450,540

CHEMICALS -- 0.7%

Intrepid Potash, Inc. .................             16,613         306,510 (a)
Monsanto Co. ..........................             27,740       2,305,194
Praxair, Inc. .........................              8,401         565,303
                                                                 3,177,007

COMMERCIAL BANKS -- 0.2%

SunTrust Banks, Inc. ..................             37,081         435,331
US Bancorp ............................             17,597         257,092
Wells Fargo & Co. .....................             14,664         208,815
Zions Bancorporation ..................              5,870          57,702
                                                                   958,940

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%

Corrections Corporation of America ....             80,282   $   1,028,412 (a)
Iron Mountain Inc. ....................             59,076       1,309,715 (a)
                                                                 2,338,127

COMMUNICATIONS EQUIPMENT -- 2.1%

Cisco Systems, Inc. ...................            208,437       3,495,488 (a,h)
Corning Inc. ..........................             63,576         843,654
Harris Corp. ..........................              4,976         144,005
Juniper Networks, Inc. ................             25,715         387,268 (a)
QUALCOMM Inc. .........................            106,859       4,157,884 (h)
                                                                 9,028,299

COMPUTERS & PERIPHERALS -- 0.4%

Dell Inc. .............................              8,798          83,405 (a)
Hewlett-Packard Co. ...................             25,075         803,904
International Business Machines
   Corp. ..............................              8,304         804,575
                                                                 1,691,884

DIVERSIFIED FINANCIAL SERVICES -- 0.9%

CME Group Inc. ........................              8,457       2,083,720
JPMorgan Chase & Co. ..................             66,863       1,777,219
                                                                 3,860,939

DIVERSIFIED TELECOMMUNICATION
   SERVICES -- 0.3%

AT&T Inc. .............................             30,794         776,009
Verizon Communications Inc. ...........             18,330         553,566
                                                                 1,329,575

ELECTRIC UTILITIES -- 0.5%

American Electric Power Comapny Inc. ..             20,529         518,563
Edison International ..................             18,330         528,087
Entergy Corp. .........................                733          49,910
ITC Holdings Corp. ....................             19,180         836,632
Northeast Utilities ...................             19,035         410,966
                                                                 2,344,158

ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 0.2%

Cogent, Inc. ..........................             34,482         410,336 (a)
Mettler-Toledo International, Inc. ....              5,798         297,611 (a)
Molex Inc. (Class A) ..................              5,946          75,157 (h)
                                                                   783,104

ENERGY EQUIPMENT & SERVICES -- 1.0%

Dresser-Rand Group Inc. ...............             17,084         377,556 (a)
Halliburton Co. .......................             19,210         297,179

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
HIS, Inc. (Class A) ...................              9,963   $     410,276 (a)
National Oilwell Varco, Inc. ..........              7,864         225,775 (a)
Noble Corp. ...........................              7,578         182,554
Schlumberger Ltd. .....................             64,388       2,615,441 (h)
Weatherford International Ltd. ........             20,673         228,850 (a)
                                                                 4,337,631

FOOD PRODUCTS -- 0.5%

Archer-Daniels-Midland Co. ............              3,593          99,814
General Mills, Inc. ...................              9,457         471,715
Kraft Foods Inc. (Class A) ............             20,529         457,591
McCormick & Company Inc. ..............             35,926       1,062,332
Mead Johnson Nutrition Co. (Class A) ..              4,021         116,086 (a)
                                                                 2,207,538

GAS UTILITIES -- 0.0%*

EQT CORP. .............................              3,658         114,605

HEALTHCARE EQUIPMENT & SUPPLIES -- 1.5%

Boston Scientific Corp. ...............             60,122         477,970 (a)
Covidien Ltd. .........................              5,617         186,709
DENTSPLY International Inc. ...........             16,871         452,986
Gen-Probe Inc. ........................              9,130         416,145 (a)
Hologic, Inc. .........................             98,646       1,291,276 (a)
Masimo Corp. ..........................             29,642         859,025 (a)
Medtronic, Inc. .......................             60,035       1,769,231 (h)
ResMed, Inc. ..........................             32,184       1,137,383 (a)
                                                                 6,590,725

HEALTHCARE PROVIDERS & SERVICES -- 1.0%

Aetna Inc. ............................             33,725         820,529
Cardinal Health, Inc. .................             17,597         553,954
Catalyst Health Solutions, Inc. .......             15,561         308,419 (a)
Express Scripts, Inc. .................              7,799         360,080 (a)
McKesson Corp. ........................              7,625         267,180
Psychiatric Solutions, Inc. ...........             25,381         399,243 (a)
UnitedHealth Group, Inc. ..............             78,649       1,646,124 (h)
                                                                 4,355,529

HOTELS RESTAURANTS & LEISURE -- 0.4%

Carnival Corp. ........................             39,822         860,155
Darden Restaurants, Inc. ..............              2,640          90,446
Life Time Fitness, Inc. ...............             12,597         158,218 (a)
Penn National Gaming, Inc. ............             10,313         249,059 (a)
The Cheesecake Factory Inc. ...........             20,528         235,046 (a)
                                                                 1,592,924

HOUSEHOLD PRODUCTS -- 0.3%

Clorox Co. ............................             14,664         754,903
Kimberly-Clark Corp. ..................              6,599         304,280
                                                                 1,059,183

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%

McDermott International, Inc. .........             10,089   $     135,092 (a)
Textron, Inc. .........................             92,729         532,264 (h)
                                                                   667,356

INSURANCE -- 1.1%

ACE Ltd. ..............................             31,726       1,281,730
AFLAC Inc. ............................             31,288         605,736
AON Corp. .............................             10,485         427,998
Chubb Corp. ...........................              5,866         248,249
HCC Insurance Holdings, Inc. ..........             43,845       1,104,456
Marsh & McLennan Companies, Inc. ......              1,760          35,640
MetLife, Inc. .........................             20,969         477,464
PartnerRe Ltd. ........................              1,218          75,601
Prudential Financial, Inc. ............              7,772         147,823
The Travelers Companies, Inc. .........              8,798         357,551
                                                                 4,762,248

INTERNET SOFTWARE & SERVICES -- 0.5%

Equinix, Inc. .........................              1,805         101,351 (a)
Google Inc. (Class A) .................              4,286       1,491,785 (a)
MercadoLibre, Inc. ....................             23,648         438,670 (a)
                                                                 2,031,806

IT SERVICES -- 1.3%

Affiliated Computer Services, Inc.
   (Class A) ..........................             19,057         912,640 (a)
Cognizant Technology Solutions Corp.
   (Class A) ..........................             29,517         613,658 (a)
DST Systems, Inc. .....................              5,253         181,859 (a)
Paychex, Inc. .........................             65,474       1,680,718 (h)
The Western Union Co. .................            146,323       1,839,280
Visa, Inc. (Class A) ..................              5,358         297,905
                                                                 5,526,060

LIFE SCIENCES TOOLS & SERVICES -- 0.3%

Covance Inc. ..........................              8,443         300,824 (a)
Illumina, Inc. ........................             10,538         392,435 (a)
Thermo Fisher Scientific, Inc. ........             21,879         780,424 (a)
                                                                 1,473,683

MACHINERY -- 0.4%

Deere & Co. ...........................             11,926         392,008
Eaton Corp. ...........................              7,625         281,057
Harsco Corp. ..........................             18,542         411,076
ITT Corp. .............................             14,937         574,627
                                                                 1,658,768

MEDIA -- 1.8%

Comcast Corp. (Class A) ...............            231,684       2,981,773 (h)
Liberty Global, Inc. (Series C) .......             48,019         678,508 (a)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Liberty Media Corp - Entertainment
   (Series A) .........................             66,804   $   1,332,739 (a)
Omnicom Group Inc. ....................             58,610       1,371,474
Regal Entertainment Group (Class A) ...             40,629         544,835
The Walt Disney Co. ...................             11,731         213,035
Time Warner Inc. ......................             31,418         606,367
Viacom, Inc. (Class B) ................              4,399          76,455 (a)
                                                                 7,805,186

METALS & MINING -- 0.3%

Allegheny Technologies Inc. ...........             30,398         666,629
Freeport-McMoRan Copper & Gold Inc. ...             21,592         822,871
                                                                 1,489,500

MULTILINE RETAIL -- 0.4%

Kohl's Corp. ..........................             19,878         841,237 (a)
Target Corp. ..........................             22,257         765,418
                                                                 1,606,655

MULTI-UTILITIES -- 0.3%

Dominion Resources, Inc. ..............             19,063         590,762
DTE Energy Co. ........................              5,626         155,840
SCANA Corp. ...........................             10,164         313,966
                                                                 1,060,568

OIL, GAS & CONSUMABLE FUELS -- 1.7%

Apache Corp. ..........................             12,596         807,278
Chevron Corp. .........................              1,466          98,574
Devon Energy Corp. ....................              6,599         294,909
Exxon Mobil Corp. .....................             37,567       2,558,312 (h)
Hess Corp. ............................              3,145         170,459
Marathon Oil Corp. ....................             75,094       1,974,221
Occidental Petroleum Corp. ............              7,332         408,026
Peabody Energy Corp. ..................              8,871         222,130
Southwestern Energy Co. ...............             20,394         605,498 (a)
Valero Energy Corp. ...................              5,866         105,001
                                                                 7,244,408

PERSONAL PRODUCTS -- 0.3%

Alberto-Culver Co. ....................             49,944       1,129,234
The Estee Lauder Companies Inc.
   (Class A) ..........................             10,485         258,455
                                                                 1,387,689

PHARMACEUTICALS -- 0.7%

Abbott Laboratories ...................             21,439       1,022,640 (h)
Bristol-Myers Squibb Co. ..............             27,422         601,090
Merck & Company Inc. ..................             12,464         333,412
Pfizer Inc. ...........................             23,462         319,552
Wyeth .................................             15,727         676,890
                                                                 2,953,584

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.1%

Monster Worldwide, Inc. ...............             27,118   $     221,012 (a)

REAL ESTATE INVESTMENT TRUSTS
   (REIT'S) -- 0.0%*

Douglas Emmett, Inc. (REIT) ...........             18,437         136,249

REAL ESTATE MANAGEMENT & DEVELOPMENT
   -- 0.1%

CB Richard Ellis Group, Inc.
   (Class A) ..........................            114,274         460,524 (a)

ROAD & RAIL -- 0.0%*

Union Pacific Corp. ...................              2,640         108,530

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- 0.9%

Analog Devices, Inc. ..................              2,933          56,519
Hittite Microwave Corp. ...............             17,703         552,334 (a)
Intel Corp. ...........................            124,899       1,879,730 (h)
Kla-Tencor Corp. ......................              8,519         170,380
Lam Research Corp. ....................             12,024         273,786 (a)
Marvell Technology Group Ltd. .........             46,562         426,508 (a)
MEMC Electronic Materials, Inc. .......              4,399          72,540 (a)
Microchip Technology Inc. .............             10,998         233,048
Texas Instruments Inc. ................             16,130         266,306
                                                                 3,931,151

SOFTWARE -- 1.9%

Activision Blizzard, Inc. .............             63,428         663,457 (a)
Blackboard Inc. .......................             10,806         342,982 (a)
Citrix Systems, Inc. ..................             20,022         453,298 (a)
Intuit, Inc. ..........................             61,494       1,660,338 (a,h)
Macrovision Solutions Corp. ...........             52,872         940,593 (a)
Microsoft Corp. .......................            193,332       3,551,509 (h)
Oracle Corp. ..........................             22,729         410,713 (a)
                                                                 8,022,890

SPECIALTY RETAIL -- 1.0%

Bed Bath & Beyond, Inc. ...............             99,331       2,458,442 (a,h)
Lowe's Companies, Inc. ................             65,917       1,202,985
O'Reilly Automotive, Inc. .............             20,409         714,519 (a)
                                                                 4,375,946

TEXTILES APPAREL & LUXURY GOODS -- 0.1%

Coach, Inc. ...........................             18,444         308,015 (a)

TOBACCO -- 0.1%

Altria Group, Inc. ....................             17,597         281,904
Philip Morris International, Inc. .....              7,772         276,528
                                                                   558,432

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
WATER UTILITIES -- 0.1%

American Water Works Company, Inc. ....             25,283   $     486,445

WIRELESS TELECOMMUNICATION
   SERVICES -- 0.6%

American Tower Corp. (Class A) ........             18,022         548,409 (a)
NII Holdings, Inc. ....................            110,073       1,651,095 (a)
Syniverse Holdings, Inc. ..............             23,333         367,728 (a)
                                                                 2,567,232

TOTAL DOMESTIC EQUITY
   (COST $183,179,962) ................                        127,186,415

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 19.3%
--------------------------------------------------------------------------------

COMMON STOCK -- 19.1%

AEROSPACE & DEFENSE -- 0.3%

CAE, Inc. .............................            150,886         915,042
Elbit Systems Ltd. ....................              3,009         142,535
                                                                 1,057,577

AUTOMOBILES -- 0.2%

Toyota Motor Corp. ....................             32,380       1,022,837

BEVERAGES -- 0.3%

Coca-Cola Icecek AS (Class C) .........             19,998          93,831
Diageo PLC ............................             78,393         883,748
Heineken N.V. .........................              5,377         152,776
                                                                 1,130,355

CAPITAL MARKETS -- 0.5%

Credit Suisse Group AG (Regd.) ........             23,818         726,030
Egyptian Financial Group- Hermes
   Holding ............................             14,719          41,121
Nomura Holdings, Inc. .................            232,340       1,164,405
Woori Investment & Securities Company
   Ltd. ...............................              6,880          84,057 (a)
                                                                 2,015,613

CHEMICALS -- 0.8%

Linde AG                                             8,861         602,120
Makhteshim-Agan Industries Ltd. .......             20,789          87,097
Potash Corp of Saskatchewan Inc. ......             11,027         893,563
Potash Corp of Saskatchewan Inc. ......              3,226         260,693
Sinofert Holdings Ltd. ................            265,078         116,634
Sociedad Quimica y Minera de Chile
   S.A. ADR (Series B) ................              3,724          98,909

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Syngenta AG ...........................              3,393   $     684,538
Taiwan Fertilizer Company Ltd. ........             47,000          96,323
Toray Industries Inc. .................             98,159         392,556
                                                                 3,232,433

COMMERCIAL BANKS -- 2.2%

Akbank TAS ............................             46,997         137,082
Banco do Brasil S.A. ..................             15,134         110,896
Banco Santander Chile ADR .............              3,981         136,747
Banco Santander S.A. (Regd.) ..........            223,170       1,537,812
Bank of China Ltd. ....................            178,000          59,257
BNP Paribas ...........................             35,958       1,485,714
China Construction Bank Corp. .........             91,000          51,665
China Merchants Bank Company Ltd. .....             49,000          85,228
Credit Agricole S.A. ..................             72,509         800,198
Grupo Financiero Banorte SAB de C.V.
   (Series O) .........................             53,407          71,156
HSBC Holdings PLC .....................             52,286         296,029
ICICI Bank Ltd. .......................             21,642         142,389
Industrial & Commercial Bank of
   China ..............................            252,495         130,646
Intesa Sanpaolo S.p.A. ................            236,965         652,047
KB Financial Group Inc. ...............             18,340         436,872
Lloyds Banking Group PLC ..............            647,644         656,309
Metropolitan Bank & Trust .............            124,200          66,823
Mitsubishi UFJ Financial Group, Inc. ..            329,376       1,587,354
Sberbank GDR ..........................                546          57,124
Siam Commercial Bank PCL ..............             28,084          43,157
Standard Bank Group Ltd. ..............              8,304          69,418
State Bank of India Ltd. ..............                320           6,654
State Bank of India Ltd. GDR ..........              1,280          52,480
Sumitomo Mitsui Financial Group Inc. ..              6,300         217,505
The Bank of Yokohama Ltd. .............            116,803         494,317
                                                                 9,384,879

COMMERCIAL SERVICES & SUPPLIES -- 0.4%

Brambles Ltd. .........................            254,934         850,215
G4S PLC ...............................             99,578         275,134
G4S PLC ...............................            156,392         434,655
                                                                 1,560,004

COMMUNICATIONS EQUIPMENT -- 0.7%

Nokia OYJ .............................             75,458         889,648
Research In Motion Ltd. ...............             46,986       2,023,687 (a)
ZTE Corp. .............................             21,507          87,693
                                                                 3,001,028

COMPUTERS & PERIPHERALS -- 0.1%

Asustek Computer Inc. .................             71,586          75,255
HTC Corp. .............................              9,697         119,239
                                                                   194,494

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.3%

China Communications Construction
   Company Ltd. .......................             83,055   $      91,093
China State Construction International
   Holdings Ltd. ......................            327,988          56,710
Empresas ICA SAB de C.V. ..............             22,732          38,685 (a)
Larsen & Toubro Ltd. ..................             38,674         508,208
Murray & Roberts Holdings Ltd. ........             16,576          70,592
Vinci S.A. ............................             16,469         611,261
                                                                 1,376,549

CONSTRUCTION MATERIALS -- 0.1%

Cemex SAB de C.V. ADR .................              4,412          27,575 (a)
CRH PLC ...............................             15,690         341,222
                                                                   368,797

DIVERSIFIED TELECOMMUNICATION SERVICES
   -- 0.4%

France Telecom S.A. ...................             21,910         498,892
Hellenic Telecommunications
   Organization S.A. ..................             10,078         150,398
Singapore Telecommunications Ltd. .....            242,990         404,397
Telekom Malaysia Bhd ..................             46,300          44,706
Telekomunikasi Indonesia Tbk PT
   (Series B) .........................            138,500          90,495
Telstra Corporation Ltd. ..............            147,361         328,660
                                                                 1,517,548

ELECTRIC UTILITIES -- 0.3%

E.ON AG ...............................             28,856         801,106
Iberdrola S.A. ........................             75,323         528,034
                                                                 1,329,140

ELECTRICAL EQUIPMENT -- 0.4%

ABB Ltd. (Regd.) ......................             60,207         841,378
ABB Ltd. ADR ..........................             38,126         531,476
Alstom S.A. ...........................              5,349         276,866
China High Speed Transmission Equipment
   Group Company Ltd. .................             67,652          96,895
Zhuzhou CSR Times Electric Company
   Ltd. ...............................             65,107          66,199
                                                                 1,812,814

ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 0.1%

AU Optronics Corp. ....................             58,000          47,974 (a)
Delta Electronics, Inc. ...............             59,141         108,823
HON HAI Precision Industry
   Company Ltd. .......................             31,188          70,539
Nidec Corp. ...........................              1,524          67,891
                                                                   295,227

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.0%

Saipem S.p.A. .........................             19,739   $     351,180
Tesco Corp. ...........................             20,869         163,196 (a)
Transocean Ltd. .......................             65,826       3,873,202 (a)
                                                                 4,387,578

FOOD & STAPLES RETAILING -- 0.5%

Centros Comerciales
   Sudamericanos S.A. .................             23,778          39,572
Koninklijke Ahold N.V. ................             21,470         235,172
Metro AG ..............................             15,414         508,560
President Chain Store Corp. ...........             29,000          66,446 (a)
Shinsegae Company Ltd. ................                310          96,479
Tesco PLC .............................            253,631       1,212,050
                                                                 2,158,279

FOOD PRODUCTS -- 1.0%

Groupe Danone .........................             32,778       1,595,420
IOI Corp. Bhd .........................             85,000          88,602
Nestle India Ltd. .....................              2,854          87,811
Nestle S.A. (Regd.) ...................             63,811       2,159,489
Nestle S.A. ADR .......................              8,798         295,173
Perdigao S.A. .........................              6,000          74,927
Uni-President Enterprises Corp. .......            111,300          90,256
Want Want China Holdings Ltd. .........            142,698          66,286
                                                                 4,457,964

HEALTHCARE EQUIPMENT & SUPPLIES -- 0.2%

Cie Generale d'Optique Essilor
   International S.A. .................             22,514         869,853

HEALTHCARE PROVIDERS &
   SERVICES -- 0.0%*

Diagnosticos da America S.A. ..........              8,897          95,839 (a)

HOTELS RESTAURANTS & LEISURE -- 0.0%*

AGTech Holdings Ltd. ..................            513,535           9,807 (a)
Alsea SAB de C.V. .....................             74,772          21,791 (a)
China Travel International Inv. .......            464,597          82,129
                                                                   113,727

HOUSEHOLD DURABLES -- 0.0%*

Urbi Desarrollos Urbanos
   SAB DE C.V. ........................             25,923          22,866 (a)

HOUSEHOLD PRODUCTS -- 0.4%

Reckitt Benckiser Group PLC ...........             43,966       1,650,460

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS -- 0.0%*

Huaneng Power
   International, Inc. ................            100,000   $      66,452

INDUSTRIAL CONGLOMERATES -- 0.4%

Koninklijke Philips Electronics N.V. ..             55,306         813,602
Orkla ASA .............................             17,052         116,675
Siemens AG (Regd.) ....................             16,322         932,058
                                                                 1,862,335

INSURANCE -- 0.6%

AXA S.A. ..............................             28,276         339,756
China Life Insurance Company Ltd. .....             44,801         148,566
Prudential PLC ........................            152,942         738,770
Samsung Fire & Marine Insurance
   Company Ltd. .......................                740          85,596 (a)
Sony Financial Holdings Inc. ..........                470       1,251,493 (a)
                                                                 2,564,181

INTERNET SOFTWARE & SERVICES -- 0.1%

Baidu, Inc ADR ........................              3,374         595,848 (a)
Sohu.com Inc. .........................                505          20,862 (a)
                                                                   616,710

MACHINERY -- 0.1%

Hyunjin Materials Company Ltd. ........              3,398          79,715
Mitsubishi Heavy Industries Ltd. ......            144,000         434,464
                                                                   514,179

MEDIA -- 0.3%

Focus Media Holding Ltd. ADR ..........             13,757          93,548 (a)
Vivendi ...............................             47,762       1,263,516
                                                                 1,357,064

METALS & MINING -- 0.8%

Anglo American PLC ....................              4,153          69,745
Barrick Gold Corp. ....................             10,265         332,791
BHP Billiton PLC ......................             57,835       1,148,135
Cia Vale do Rio Doce ADR ..............             54,380         613,406 (h)
Harmony Gold Mining Company Ltd. ADR ..              7,975          87,246 (a)
Hidili Industry International
   Development Ltd. ...................            125,000          38,387
Kinross Gold Corp. ....................                897          16,334
Polymetal GDR .........................             17,391         116,520 (b)
POSCO .................................                300          79,053
Rio Tinto PLC (Regd.) .................             13,823         465,610
Sumitomo Metal Industries Ltd. ........            297,010         592,396
                                                                 3,559,623

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.6%

GDF Suez ..............................             16,417   $     563,449
National Grid PLC .....................            140,230       1,076,348
RWE AG ................................              3,327         233,275
Veolia Environnement ..................             41,192         859,737
                                                                 2,732,809

OIL, GAS & CONSUMABLE FUELS -- 1.5%

BG Group PLC ..........................             61,607         931,612
BP PLC ................................             67,938         459,142
Cameco Corp. ..........................              7,580         129,833
China Petroleum & Chemical Corp. ......            115,460          73,894
China Shenhua Energy Company Ltd. .....             32,000          72,093
CNOOC Ltd. ............................             94,000          93,515
ENI S.p.A. ............................             19,464         377,815
Gazprom OAO ADR .......................             12,567         187,248
LUKOIL ADR ............................              1,755          65,813
Paladin Energy Ltd. ...................            190,260         449,455 (a)
PetroChina Company Ltd. ...............            104,000          82,663
Petroleo Brasileiro S.A. ADR ..........             34,293         840,178
Reliance Industries Ltd. ..............              1,509          45,271
Reliance Industries Ltd. GDR ..........              1,746         104,585 (b)
Suncor Energy, Inc. ...................             45,540       1,011,443
Total S.A. ............................             32,817       1,630,650
                                                                 6,555,210

PAPER & FOREST PRODUCTS -- 0.0%*

China Grand Forestry Green
   Resources Group Ltd. ...............            112,753           4,365 (a)

PERSONAL PRODUCTS -- 0.3%

Shiseido Company Ltd. .................             95,592       1,388,828

PHARMACEUTICALS -- 1.4%

Bayer AG ..............................             24,200       1,156,693
Novartis AG (Regd.) ...................             37,091       1,405,286
Roche Holding AG ......................             20,783       2,855,024
Sun Pharmaceutical Industries Ltd. ....              2,921          64,200
Teva Pharmaceutical Industries
   Ltd. ADR ...........................              6,957         313,413
Yuhan Corp. ...........................                334          44,670
                                                                 5,839,286

PROFESSIONAL SERVICES -- 0.1%

The Capita Group PLC ..................             39,399         383,166

REAL ESTATE INVESTMENT TRUSTS
   (REIT'S) -- 0.1%

Unibail-Rodamco (REIT) ................              2,676         378,849

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT
   -- 0.4%

CapitaLand Ltd. .......................            217,000   $     332,594
Franshion Properties China Ltd. .......            298,740          75,552
Hung Poo Real Estate Development
   Corp. ..............................            135,353          97,986
Mitsubishi Estate Company Ltd. ........             77,000         859,107
Shenzhen Investment Ltd. ..............            221,575          54,608
Sumitomo Realty & Development Company
   Ltd. ...............................              5,000          54,824
Sun Hung Kai Properties Ltd. ..........             30,087         270,007
                                                                 1,744,678

ROAD & RAIL -- 0.2%

East Japan Railway Co. ................             15,477         803,858

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- 0.5%

ASM Pacific Technology Ltd. ...........             22,048          77,381
Samsung Electronics Company Ltd. ......              2,020         829,467
Taiwan Semiconductor Manufacturing
   Company Ltd. .......................            759,967       1,151,873
Taiwan Semiconductor Manufacturing
   Company Ltd. ADR ...................             13,491         120,744
                                                                 2,179,465

SOFTWARE -- 0.2%

Nintendo Company Ltd. .................              3,400         979,346

SPECIALTY RETAIL -- 0.1%

Esprit Holdings Ltd. ..................             38,457         196,007
Hennes & Mauritz AB (Series B) ........              9,054         338,404
                                                                   534,411

TEXTILES APPAREL & LUXURY GOODS -- 0.1%

Adidas AG .............................             10,145         337,546

TOBACCO -- 0.1%

ITC Ltd. ..............................             53,718         195,983

TRANSPORTATION INFRASTRUCTURE -- 0.0%*

Dalian Port PDA Company Ltd. ..........             95,140          30,813

WATER UTILITIES -- 0.0%*

Pan Asia Environmental Protection
   Group Ltd. .........................            262,000          29,074

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES -- 1.0%

America Movil SAB de C.V. ADR
   (Series L) .........................             20,410   $     552,702
Bharti Airtel Ltd. ....................              7,037          86,272 (a)
China Mobile Ltd. .....................             48,791         425,898
Egyptian Company for Mobile Services ..              2,749          71,726
MTN Group Ltd. ........................             59,663         658,740
Orascom Telecom Holding SAE ...........              4,360          19,858
Orascom Telecom Holding SAE GDR .......              1,379          30,862
Philippine Long Distance Telephone
   Co. ................................              1,451          65,907
Turkcell Iletisim Hizmet AS ...........              3,767          18,350
Turkcell Iletisim Hizmet AS ADR .......              8,361         102,757
Vodafone Group PLC ....................          1,095,513       1,927,487
Vodafone Group PLC ADR ................             11,795         205,469
                                                                 4,166,028

TOTAL COMMON STOCK
   (COST $128,706,463) ................                         81,880,120

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.1%

Itau Unibanco Banco Multiplo S.A. .....             16,446         183,229

MEDIA -- 0.0%*

NET Servicos de Comunicacao S.A. ......             11,618          86,242 (a)

METALS & MINING -- 0.1%

Cia Vale do Rio Doce ..................             24,304         282,390

OIL, GAS & CONSUMABLE FUELS -- 0.0%*

Petroleo Brasileiro S.A. ..............             10,837         134,389

WIRELESS TELECOMMUNICATION
   SERVICES -- 0.0%*

Vivo Participacoes S.A. ...............             10,271         136,292

TOTAL PREFERRED STOCK
   (COST $877,815) ....................                            822,542

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------

CRH PLC
   (COST $53,366) .....................              4,846         105,325 (a)

TOTAL FOREIGN EQUITY
   (COST $129,637,644) ................                         82,807,987

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 28.6%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 6.5%

U.S. Treasury Bonds
3.50%       02/15/39 ..................   $      1,682,600   $   1,662,628
4.38%       02/15/38 ..................            402,100         456,761
4.50%       05/15/38 ..................          1,303,300       1,521,603
U.S. Treasury Notes
0.77%       02/28/11 ..................          5,806,200       5,817,290 (d)
0.99%       01/31/11 ..................            281,000         281,615 (d)
1.25%       11/30/10 ..................             65,000          65,526
1.75%       01/31/14 ..................          7,360,000       7,410,048
1.88%       02/28/14 ..................          1,459,300       1,475,265
2.63%       02/29/16 ..................          1,502,300       1,540,679
2.75%       02/15/19 ..................          2,644,600       2,659,066
3.50%       02/15/18 ..................              8,500           9,122
3.63%       10/31/09 ..................          2,805,000       2,855,731 (h)
3.75%       11/15/18 ..................            314,300         342,612
4.50%       11/15/10 - 05/15/17 .......             88,000         100,166
4.63%       11/15/09 - 10/31/11 .......          1,590,000       1,691,391 (h)
                                                                27,889,503

FEDERAL AGENCIES -- 2.7%

Federal Home Loan Banks
5.00%       11/17/17 ..................            500,000         546,308 (h)
Federal Home Loan Mortgage Corp.
4.13%       12/21/12 - 09/27/13 .......          1,846,000       1,983,631
4.88%       02/09/10 ..................          1,055,000       1,090,156 (h)
5.13%       11/17/17 ..................          2,500,000       2,789,157
Federal National Mortgage Assoc.
2.75%       03/13/14 ..................          1,146,000       1,159,680
3.63%       02/12/13 ..................            702,000         743,236
3.88%       07/12/13 ..................          2,946,000       3,143,783
                                                                11,455,951

AGENCY MORTGAGE BACKED -- 9.4%

Federal Home Loan Mortgage Corp.
4.50%       06/01/33 - 02/01/35 .......            134,826         137,853 (h)
5.00%       03/01/35 - 10/01/35 .......            546,753         565,646 (h)
5.50%       05/01/20 - 03/01/38 .......          1,121,472       1,175,988 (h)
6.00%       04/01/17 - 11/01/37 .......          1,180,415       1,236,178 (h)
6.50%       01/01/27 - 07/01/36 .......            205,406         217,600 (h)
7.00%       10/01/16 - 08/01/36 .......            301,546         324,084 (h)
7.50%       11/01/09 - 09/01/33 .......             10,082          10,922 (h)
8.00%       04/01/30 - 11/01/30 .......              1,799           1,972 (h)
9.00%       04/01/16 - 06/01/21 .......              1,822           1,996 (h)
5.50%       TBA .......................          3,680,000       3,818,000 (c)
Federal National Mortgage Assoc.
4.00%       05/01/19 - 06/01/19 .......             92,609          94,686 (h)
4.50%       05/01/18 - 02/01/35 .......            485,694         500,560 (h)
4.50%       02/01/20 ..................             15,728          16,250 (h,n)
5.00%       07/01/20 - 08/01/35 .......            407,403         421,846 (h)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
5.26%       04/01/37 ..................   $         99,498   $     102,862 (i)
5.47%       04/01/37 ..................              6,614           6,840 (i)
5.49%       04/01/37 ..................             85,242          88,364 (i)
5.50%       03/01/14 - 04/01/38 .......          1,511,085       1,576,434 (h)
5.50%       06/01/20 ..................             16,954          17,800 (h,n)
5.52%       04/01/37 ..................             36,821          38,096 (i)
5.54%       04/01/37 ..................             83,609          86,587 (i)
5.56%       04/01/37 ..................             99,568         103,406 (i)
5.63%       03/01/37 ..................              7,815           8,086 (i)
5.69%       04/01/37 ..................             77,688          80,493 (i)
5.72%       04/01/37 ..................             39,500          41,003 (i)
6.00%       07/01/14 - 03/01/38 .......          2,060,132       2,161,412 (h)
6.00%       10/01/34 - 03/01/35 .......            132,807         139,451 (h,n)
6.04%       10/01/37 ..................            164,582         170,694 (i)
6.50%       01/01/15 - 02/01/35 .......            940,997         997,483 (h)
6.50%       10/01/34 - 12/01/34 .......             45,903          48,578 (h,n)
7.00%       10/01/16 - 06/01/36 .......            243,067         261,071 (h)
7.50%       12/01/09 - 03/01/34 .......             29,180          31,410 (h)
8.00%       12/01/11 - 11/01/33 .......             14,142          15,241 (h)
8.50%       07/01/30 - 05/01/31 .......              1,457           1,593 (h)
9.00%       06/01/09 - 12/01/22 .......              4,733           5,141 (h)
4.50%       TBA .......................          2,245,000       2,296,847 (c)
5.00%       TBA .......................          2,675,000       2,771,780 (c)
5.50%       TBA .......................          7,255,000       7,530,545 (c)
6.00%       TBA .......................         10,250,000      10,704,844 (c)
6.50%       TBA .......................            568,000         598,175 (c)
7.00%       TBA .......................            335,000         356,356 (c)
Government National Mortgage Assoc.
4.50%       08/15/33 - 09/15/34 .......            191,558         196,607 (h)
5.00%       08/15/33 ..................             46,834          48,700 (h,n)
6.00%       04/15/30 - 09/15/36 .......            188,555         198,453 (h)
6.50%       06/15/24 - 06/15/36 .......             57,524          60,822 (h)
6.50%       02/15/24 - 06/15/34 .......             20,248          21,303 (h,n)
7.00%       03/15/12 - 10/15/36 .......             68,851          73,135 (h)
7.00%       06/15/34 ..................             10,186          10,823 (h,n)
8.00%       06/15/30 ..................                 62              67 (h)
8.50%       10/15/17 ..................             18,950          20,411 (h)
9.00%       11/15/16 - 12/15/21 .......             24,014          25,902 (h)
5.50%       TBA .......................            840,000         874,125 (c)
                                                                40,294,521

AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS -- 0.3%

Collateralized Mortgage Obligation
   Trust (Class B)
1.51%       11/01/18 ..................                684             656 (d,f,h)
Federal Home Loan Mortgage Corp.
0.25%    09/25/43 .....................            177,715           1,119 (g,h,i,o)
4.50%    03/15/18 - 03/15/19 ..........             53,877           3,125 (g,h,o)
4.52%    11/15/37 .....................            246,793         217,533 (d,f)
5.00%    10/15/14 - 12/01/34 ..........            274,675          19,013 (g,h,o)
5.00%    05/15/38 .....................            113,721         115,946
5.50%    04/15/17 - 06/15/33 ..........             55,726           8,651 (g,h,o)
6.09%    05/15/36 .....................            537,776          43,779 (g,i,o)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
6.19%       05/15/37 ..................   $        474,410   $      42,591 (g,i,o)
6.44%       02/15/38 ..................            485,008          39,533 (g,i,o)
7.50%       01/15/16 ..................              3,217           3,302 (h)
7.50%       07/15/27 ..................              5,828             883 (g,h,o)
8.00%       04/15/20 ..................                291             310 (h)
8.00%       02/01/23 - 07/01/24 .......              2,170             382 (g,h,o)
9.27%       12/15/33 ..................             19,745          19,238 (h,i)
37.42%      09/15/34 ..................            181,856         160,434 (d,f)
Federal Home Loan Mortgage STRIPS
3.07%       08/01/27 ..................                495             445 (d,f,h)
Federal National Mortgage Assoc.
1.20%       12/25/42 ..................             78,709           1,699 (g,h,i,o)
4.50%       05/25/18 ..................             30,972           1,253 (g,h,o)
4.75%       11/25/14 ..................              4,823              85 (g,h,o)
5.00%       08/25/17 - 02/25/32 .......            339,653          28,498 (g,h,o)
5.00%       10/25/35 - 08/25/38 .......            294,011         297,875
5.50%       01/25/33 ..................            140,912         146,054
6.48%       10/25/29 ..................             30,410           2,397 (g,h,i,o)
7.08%       09/25/42 ..................            107,597          15,240 (g,h,i,o)
7.18%       08/25/16 ..................             13,597             629 (g,h,i,o)
Federal National Mortgage Assoc.
   (Class 1)
4.50%       09/01/35 - 01/01/36 .......            869,018          89,467 (g,o)
5.00%       05/25/38 ..................            278,327          30,580 (g,o)
Federal National Mortgage Assoc.
   (Class 2)
4.50%       08/01/35 ..................            275,878          26,380 (g,o)
5.00%       03/25/38 ..................            267,341          30,695 (g,o)
5.50%       12/01/33 ..................             65,274           6,982 (g,h,o)
7.50%       11/01/23 ..................             16,132           3,350 (g,h,o)
8.00%       08/01/23 - 07/01/24 .......              4,861             735 (g,h,o)
8.50%       03/01/17 - 07/25/22 .......              1,706             298 (g,h,o)
9.00%       05/25/22 ..................                805             145 (g,h,o)
Federal National Mortgage Assoc. REMIC
4.50%**     11/25/13 ..................              1,334              -- (g,h,o)
15.46%      03/25/31 ..................             29,212          31,671 (h,i)
Federal National Mortgage Assoc. REMIC
   (Class B)
1.31%    12/25/22 .....................                790             755 (d,f,h)
Federal National Mortgage Assoc. REMIC
   (Class H)
5.00%    10/25/22 .....................             38,111           2,352 (g,h,o)
                                                                 1,394,080

ASSET BACKED -- 1.5%

Bear Stearns Asset Backed Securities
   Trust (Class A)
0.84%    01/25/34 .....................              4,444           2,653 (d,h)
Capital Auto Receivables Asset Trust
   (Class A)
1.34%    01/15/10 .....................             83,346          82,591 (b,i)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
   Asset-Backed Certificates
1.02%       03/25/32 ..................   $          5,037   $       2,662 (h,i)
Discover Card Master Trust I (Class A)
1.23%       04/17/12 ..................          3,500,000       3,432,008 (d,h,n)
Fleet Home Equity Loan Trust (Class A)
0.72%       01/20/33 ..................              6,195           3,765 (d,h)
Ford Credit Floorplan Master Owner Trust
   (Class A)
9.38%       06/15/11 ..................            800,000         739,786 (d)
Mid-State Trust
9.62%       07/01/35 ..................              2,971           2,331 (d,h)
Option One Mortgage Loan Trust
1.53%       07/25/37 ..................          1,000,000         478,185 (d,n)
Peco Energy Transition Trust
6.52%       12/31/10 ..................             17,000          17,794 (h)
Residential Asset Mortgage Products Inc.
0.51%       03/25/34 ..................                411             374 (d,h)
Residential Asset Securities Corp.
1.02%       07/25/32 ..................              2,040             925 (h,i)
Residential Asset Securities Corp.
   (Class A)
4.16%       07/25/30 ..................              4,953           4,590 (h,i)
Triad Auto Receivables Owner Trust
   (Class A)
0.31%       02/12/14 ..................          2,000,000       1,591,212 (d,n)
Wells Fargo Home Equity Trust
3.97%       05/25/34 ..................              7,820           7,260 (h,i)
                                                                 6,366,136

CORPORATE NOTES -- 6.7%

Abbott Laboratories
5.88%       05/15/16 ..................            224,000         240,229
American Electric Power Company, Inc.
   (Series C)
5.38%       03/15/10 ..................            300,000         302,940 (h)
Anheuser-Busch InBev Worldwide Inc.
7.20%       01/15/14 ..................            137,000         143,556 (b)
7.75%       01/15/19 ..................             68,000          67,803 (b)
Archer-Daniels-Midland Co.
6.45%       01/15/38 ..................            214,000         213,417 (h)
Arizona Public Service Co.
6.25%       08/01/16 ..................             45,000          39,697 (h)
AT&T Inc.
5.60%       05/15/18 ..................            202,000         196,567
6.40%       05/15/38 ..................            572,000         508,913
6.70%       11/15/13 ..................            188,000         200,794
Bank of America Corp.
4.88%       01/15/13 ..................            190,000         170,105
5.75%       12/01/17 ..................            355,000         298,124

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Berkshire Hathaway Finance Corp.
5.00%       08/15/13 ..................   $        478,000   $     491,551
Bristol-Myers Squibb Co.
5.45%       05/01/18 ..................            138,000         141,570
5.88%       11/15/36 ..................             85,000          81,147 (h)
Cargill Inc.
5.20%       01/22/13 ..................            218,000         213,303 (b)
6.00%       11/27/17 ..................             91,000          85,496 (b)
Carolina Power & Light Co.
5.15%       04/01/15 ..................             34,000          34,550 (h)
5.70%       04/01/35 ..................             17,000          16,183 (h)
6.13%       09/15/33 ..................             22,000          22,152 (h)
Chesapeake Energy Corp.
7.25%       12/15/18 ..................            285,000         234,056
Citigroup, Inc.
4.88%       05/07/15 ..................             92,000          59,700
6.13%       11/21/17 ..................            115,000          99,706
6.50%       08/19/13 ..................            493,000         453,025
Clarendon Alumina Production Ltd.
8.50%       11/16/21 ..................            105,000          63,000 (b,h)
CME Group Inc.
5.40%       08/01/13 ..................            286,000         290,082
Community Health Systems, Inc.
8.88%       07/15/15 ..................            284,000         268,380 (h)
Consolidated Edison Company of New
   York, Inc.
5.85%       04/01/18 ..................            111,000         109,961
6.65%       04/01/19 ..................            111,000         114,379
7.13%       12/01/18 ..................            300,000         319,102
Constellation Brands, Inc.
7.25%       05/15/17 ..................            282,000         267,900
Corp Nacional del Cobre de Chile - CODELCO
7.50%       01/15/19 ..................             69,000          77,731 (b)
COX Communications Inc.
6.25%       06/01/18 ..................            239,000         212,312 (b)
7.13%       10/01/12 ..................             28,000          27,873 (h)
7.75%       11/01/10 ..................             85,000          86,547 (h)
Credit Suisse
6.00%       02/15/18 ..................            242,000         211,073
CVS Caremark Corp.
5.75%       06/01/17 ..................            110,000         107,268 (h)
DBS Bank Ltd.
7.88%       08/10/09 ..................            130,000         132,286 (b,h)
Diageo Capital PLC
5.20%       01/30/13 ..................             93,000          94,481 (h)
Dover Corp.
6.50%       02/15/11 ..................             75,000          79,592 (h)
Duke Energy Indiana, Inc.
6.35%       08/15/38 ..................          1,172,000       1,184,402
Dynegy Holdings Inc.
7.50%       06/01/15 ..................            284,000         193,830
Eli Lilly & Co.
4.20%       03/06/14 ..................            194,000         199,830

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
EOG Resources, Inc.
5.88%       09/15/17 ..................   $        206,000   $     208,576
6.88%       10/01/18 ..................            180,000         194,165
European Investment Bank
4.88%       01/17/17 ..................            400,000         421,395
General Dynamics Corp.
5.25%       02/01/14 ..................            180,000         191,962
Georgia-Pacific LLC
9.50%       12/01/11 ..................            297,000         296,629
GlaxoSmithKline Capital Inc.
4.85%       05/15/13 ..................            218,000         226,807
6.38%       05/15/38 ..................            114,000         115,124
Golden West Financial Corp.
4.75%       10/01/12 ..................             10,000           9,300 (h)
GTE Corp.
7.51%       04/01/09 ..................             52,000          52,000 (h)
HCA Inc.
9.25%       11/15/16 ..................            282,000         256,620
Hewlett-Packard Co.
5.50%       03/01/18 ..................            107,000         109,721
HSBC Bank USA N.A.
4.63%       04/01/14 ..................            195,000         182,769
7.00%       01/15/39 ..................            250,000         244,462
HSBC Finance Corp.
6.75%       05/15/11 ..................             60,000          53,479 (h)
IIRSA Norte Finance Ltd.
8.75%       05/30/24 ..................            116,756          85,232 (b,h)
ING Capital Funding TR III
8.44%       12/29/49 ..................             56,000          16,332 (h,i)
ING Groep N.V.
5.78%       12/29/49 ..................            149,000          40,975 (h,i)
Intergen N.V.
9.00%       06/30/17 ..................            159,000         143,895 (b,h)
International Business Machines Corp.
4.75%       11/29/12 ..................            125,000         132,488 (h)
Johnson & Johnson
5.85%       07/15/38 ..................            288,000         300,406
JP Morgan Chase & Co.
6.40%       05/15/38 ..................            170,000         166,687
7.00%       11/15/09 ..................             55,000          55,677 (h)
JPMorgan Chase Bank
5.88%       06/13/16 ..................            180,000         168,403
Kellogg Co.
5.13%       12/03/12 ..................            106,000         112,005
Kimberly-Clark Corp.
7.50%       11/01/18 ..................             62,000          73,264
Kraft Foods Inc.
6.75%       02/19/14 ..................             62,000          67,030
Kreditanstalt fuer Wiederaufbau
3.50%       03/10/14 ..................            870,000         874,380
4.13%       10/15/14 ..................            321,000         339,095
4.50%       07/16/18 ..................            412,000         431,540
Majapahit Holding BV
7.25%       10/17/11 ..................            100,000          91,500 (b)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Markel Corp.
7.35%       08/15/34 ..................   $         73,000   $      57,635 (h)
McDonald's Corp.
5.80%       10/15/17 ..................            171,000         183,846
6.30%       03/01/38 ..................            152,000         156,516
Merck & Company Inc.
5.75%       11/15/36 ..................             85,000          80,827 (h)
Merrill Lynch & Company Inc.
6.05%       08/15/12 ..................            113,000          96,960
6.88%       04/25/18 ..................            233,000         182,228
MetLife, Inc. (Series A)
6.82%       08/15/18 ..................            642,000         551,186
Midamerican Energy Holdings Co.
6.13%       04/01/36 ..................             45,000          39,907 (h)
Mizuho Financial Group Cayman Ltd.
8.38%       12/29/49 ..................            100,000          77,920
Morgan Stanley
5.05%       01/21/11 ..................             98,000          96,353
6.00%       04/28/15 ..................            133,000         125,568
Morgan Stanley (Series F)
6.63%       04/01/18 ..................            100,000          95,351
Munich Re America Corp. (Series B)
7.45%       12/15/26 ..................             70,000          66,250 (h)
New York Life Global Funding
5.38%       09/15/13 ..................            122,000         121,063 (b)
NGPL Pipeco LLC
7.12%       12/15/17 ..................            107,000          98,109 (b)
Northern States Power Co.
6.25%       06/01/36 ..................             15,000          15,560 (h)
NorthWestern Corp.
5.88%       11/01/14 ..................             82,000          82,759 (h)
Novartis Capital Corp.
4.13%       02/10/14 ..................            180,000         183,941
NRG Energy, Inc.
7.38%       02/01/16 ..................            285,000         265,050
Oncor Electric Delivery Co.
5.95%       09/01/13 ..................            663,000         642,320 (b)
OPTI Canada Inc.
8.25%       12/15/14 ..................             92,000          41,170
Oracle Corp.
5.75%       04/15/18 ..................             44,000          45,919
Pacific Gas & Electric Co.
5.80%       03/01/37 ..................            125,000         118,871
Parker Hannifin Corp.
5.50%       05/15/18 ..................            172,000         168,107
Pemex Finance Ltd.
9.03%       02/15/11 ..................             41,200          41,612 (h)
PepsiCo, Inc.
5.00%       06/01/18 ..................            512,000         529,718
7.90%       11/01/18 ..................             62,000          76,177
Petroleos Mexicanos
8.00%       05/03/19 ..................             34,000          33,150 (b)
Pfizer Inc.
6.20%       03/15/19 ..................            130,000         138,543
7.20%       03/15/39 ..................             66,000          70,779

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Potomac Electric Power Co.
7.90%       12/15/38 ..................   $         47,000   $      53,091
President and Fellows of Harvard
   College
5.00%       01/15/14 ..................            100,000         104,480 (b)
Princeton University (Series A)
4.95%       03/01/19 ..................             45,000          44,789
5.70%       03/01/39 ..................             38,000          37,302
Public Service Company of Colorado
7.88%       10/01/12 ..................            115,000         128,690 (h)
Rogers Communications, Inc.
6.80%       08/15/18 ..................            320,000         319,833
Sabine Pass LNG LP
7.25%       11/30/13 ..................             70,000          49,350
7.50%       11/30/16 ..................             80,000          53,600
Safeway Inc.
6.25%       03/15/14 ..................             98,000         102,834
Security Benefit Life Insurance
8.75%       05/15/16 ..................             75,000          30,000 (b)
Southern California Edison Co.
5.50%       08/15/18 ..................            673,000         696,048
Standard Chartered Bank Hong Kong Ltd.
4.38%       12/03/14 ..................            100,000          74,500 (i)
Telecom Italia Capital S.A.
6.20%       07/18/11 ..................            228,000         223,897
Telefonica Emisiones SAU
5.86%       02/04/13 ..................            150,000         155,325
Terex Corp.
8.00%       11/15/17 ..................            162,000         131,220
Tesco PLC
5.50%       11/15/17 ..................            100,000          98,406 (b)
The Bank of New York Mellon Corp.
4.95%       11/01/12 ..................            650,000         663,448
The Bear Stearns Companies LLC
5.85%       07/19/10 ..................            145,000         145,334 (h)
6.95%       08/10/12 ..................            275,000         280,051 (h)
The Goldman Sachs Group, Inc.
6.15%       04/01/18 ..................            304,000         277,679
6.60%       01/15/12 ..................            356,000         355,523 (h)
The Kroger Co.
6.15%       01/15/20 ..................            286,000         282,865
The Potomac Edison Co.
5.35%       11/15/14 ..................             15,000          14,417 (h)
The Procter & Gamble Co.
4.60%       01/15/14 ..................            126,000         133,347
5.50%       02/01/34 ..................             63,000          61,577
The Travelers Companies, Inc.
5.80%       05/15/18 ..................            112,000         108,670
Thomson Reuters Corp.
5.95%       07/15/13 ..................            229,000         223,680
6.50%       07/15/18 ..................            115,730         107,809
TIAA Global Markets Inc.
4.95%       07/15/13 ..................            169,000         166,411 (b)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Ticketmaster Entertainment, Inc.
10.75%      07/28/16 ..................   $      1,000,000   $ 680,000 (b)
Time Warner Cable Inc.
6.20%       07/01/13 ..................            300,000         292,046
6.75%       07/01/18 ..................            394,000         369,849
8.75%       02/14/19 ..................            190,000         201,747
TransCanada Pipelines Ltd.
6.50%       08/15/18 ..................             46,000          45,881
Transocean Inc.
6.00%       03/15/18 ..................            105,000          98,923
UBS Luxembourg S.A. for OJSC Vimpel
   Communications
8.00%       02/11/10 ..................            100,000          95,284
UBS Preferred Funding Trust I
8.62%       10/29/49 ..................             56,000          22,475 (i)
United Technologies Corp.
6.13%       07/15/38 ..................            128,000         129,951
Vedanta Resources PLC
6.63%       02/22/10 ..................             48,000          46,320
Verizon Communications Inc.
5.25%       04/15/13 ..................            228,000         232,739
6.40%       02/15/38 ..................             50,000          45,328
6.90%       04/15/38 ..................            114,000         110,258
8.75%       11/01/18 ..................            210,000         240,278
Verizon Global Funding Corp.
7.25%       12/01/10 ..................            118,000         124,665
Verizon Pennsylvania, Inc.
8.75%       08/15/31 ..................             52,000          52,916 (h)
Verizon Wireless Capital LLC
5.55%       02/01/14 ..................            316,000         316,264 (b)
7.38%       11/15/13 ..................            336,000         360,249 (b)
Walgreen Co.
4.88%       08/01/13 ..................            419,000         444,005
5.25%       01/15/19 ..................            249,000         249,734
Wal-Mart Stores, Inc.
5.80%       02/15/18 ..................            226,000         247,073
6.20%       04/15/38 ..................            170,000         172,307
Wells Fargo & Co.
5.63%       12/11/17 ..................             50,000          45,621
Westar Energy, Inc.
7.13%       08/01/09 ..................             76,000          75,692 (h)
Wyeth
5.50%       03/15/13 ..................            309,000         321,715
XTO Energy Inc.
6.38%       06/15/38 ..................             87,000          75,517
6.50%       12/15/18 ..................             50,000          49,675
                                                                28,770,614

NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS -- 1.3%

Banc of America Commercial
   Mortgage Inc. (Class C)
5.70%       04/10/49 ..................            100,000          15,491 (h,i,n)
Banc of America Funding Corp.
5.61%       03/20/36 ..................             66,969           9,188 (h,i,n)
5.74%       02/20/36 ..................            134,774          29,012 (h,i,n)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Banc of America Mortgage Securities
   Inc. (Class B)
5.36%       01/25/36 ..................   $         67,126   $       7,894 (h,i)
Bear Stearns Commercial Mortgage
   Securities (Class A)
5.46%       04/12/38 ..................            600,000         569,405 (h,i)
5.92%       06/11/50 ..................            120,000          56,888 (i)
Bear Stearns Commercial Mortgage
   Securities (Class D)
5.99%       09/11/42 ..................             30,000           4,294 (h,i,n)
Citigroup Commercial Mortgage Trust
5.70%       12/10/49 ..................             80,000          54,958 (i)
Countrywide Alternative Loan Trust
5.96%       05/25/36 ..................             24,176             121 (h,i,n)
6.00%       03/25/36 - 08/25/36 .......             89,986           1,211 (h,n)
Countrywide Alternative Loan Trust
   (Class B)
6.00%       05/25/36 - 08/25/36 .......             42,437             997 (h,n)
Credit Suisse Mortgage Capital
   Certificates (Class C)
5.64%       02/25/36 ..................             24,104           1,998 (h,i,n)
CS First Boston Mortgage Securities
   Corp.
0.66%       07/15/37 ..................            411,071           5,970 (h,i,n)
5.25%       08/25/34 ..................             38,620          32,983 (h)
5.34%       10/25/35 ..................             29,213           2,921 (h,i,n)
GMAC Commercial Mortgage Securities
   Inc. (Class X)
0.66%       12/10/41 ..................            620,968           6,978 (h,i,n)
GS Mortgage Securities Corp. II
5.80%       08/10/45 ..................            330,000         225,206 (i)
Indymac INDA Mortgage Loan Trust
5.13%       01/25/36 ..................            135,417           5,606 (h,i,n)
Indymac INDA Mortgage Loan Trust
   (Class B)
5.13%       01/25/36 ..................            135,253          53,098 (h,i,n)
JP Morgan Alternative Loan Trust
0.53%       10/25/36 ..................            471,763         410,492 (d,h)
JP Morgan Chase Commercial Mortgage
   Securities Corp.
6.06%       02/15/51 ..................            160,000          64,688 (i)
6.07%       02/12/51 ..................            330,000         158,623
6.20%       02/12/51 ..................             50,000           2,709 (i,n)
6.47%       11/15/35 ..................             25,489          25,459 (h)
LB-UBS Commercial Mortgage Trust
0.27%       02/15/40 ..................            487,644           6,551 (h,i,n)
0.51%       03/15/36 ..................            392,552           8,726 (h,i,n)
0.76%       01/18/12 ..................            509,679           7,289 (h,i,n)
4.06%       09/15/27 ..................             33,237          32,850 (h,i)
5.66%       03/15/39 ..................            600,000         456,954 (h,i)
5.86%       07/15/40 ..................            170,000         116,829 (i)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   (Class F)
6.24%       07/15/40 ..................   $         90,000   $       4,990 (i,n)
LB-UBS Commercial Mortgage Trust
   (Class X)
0.27%       12/15/39 ..................            433,675           4,928 (h,i,n)
MLCC Mortgage Investors Inc.
5.31%       02/25/36 ..................             49,996           4,500 (h,i)
Morgan Stanley Capital I
5.28%       12/15/43 ..................            500,000         434,492 (h)
5.33%       12/15/43 ..................            500,000         366,917 (h)
5.44%       02/12/44 ..................          1,000,000         724,576 (b)
5.69%       04/15/49 ..................            700,000         454,449 (i)
5.88%       06/11/49 ..................            210,000         151,155 (i)
7.11%       04/15/33 ..................             27,918          27,943 (h,i)
Morgan Stanley Capital I (Class A)
5.36%       02/12/44 ..................            900,000         772,450
5.81%       12/12/49 ..................             80,000          55,664
Morgan Stanley Dean Witter Capital I
   (Class A)
6.54%       02/15/31 ..................              6,291           6,281 (h)
Nomura Asset Securities Corp. Class A)
6.59%       03/15/30 ..................              1,754           1,754 (h)
Puma Finance Ltd. (Class A)
1.54%       10/11/34 ..................              8,244           7,213 (h,i)
Residential Accredit Loans Inc.
6.00%       01/25/36 ..................            322,591          19,948 (h,n)
Structured Asset Securities Corp.
   (Class X)
0.00%       02/25/28 ..................             21,261               1 (i,n)
Wachovia Bank Commercial Mortgage Trust
   (Class E)
5.90%       02/15/51 ..................            285,000          19,114 (i,n)
Wells Fargo Mortgage Backed Securities
   Trust
5.50%       01/25/36 - 03/25/36 .......            231,785          61,122 (h)
Wells Fargo Mortgage Backed Securities
   Trust (Class B)
5.50%       03/25/36 ..................            137,943          33,634 (h)
                                                                 5,526,520

SOVEREIGN BONDS -- 0.2%

Government of Brazil
5.88%       01/15/19 ..................            100,000          97,250
8.00%       01/15/18 ..................            109,000         118,919 (h)
Government of Dominican
9.50%       09/27/11 ..................            109,236         101,588
Government of Indonesia
11.63%      03/04/19 ..................            100,000         108,750 (b)
Government of Manitoba Canada
4.90%       12/06/16 ..................             75,000          76,895 (h)
Government of Panama
6.70%       01/26/36 ..................             75,000          65,813

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Government of Quebec Canada
5.00%       07/17/09 ..................   $         60,000   $      60,648 (h)
7.50%       09/15/29 ..................            110,000         141,785
Government of Venezuela
5.38%       08/07/10 ..................             59,000          50,534
                                                                   822,182

TOTAL BONDS AND NOTES
   (COST $126,304,718) ................                        122,519,507

                                                 NUMBER OF
                                                    SHARES           VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.4%
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund .....             39,185         345,220 (l)
Industrial Select Sector SPDR Fund ....             73,018       1,345,722 (l)

TOTAL EXCHANGE TRADED FUNDS
   (COST $3,592,812) ..................                          1,690,942

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.2%
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $1,524,186) ..................                            792,577 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $444,239,323) ................                        334,997,428

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 27.9%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 24.2%

GE Money Market Fund Institutional
   Class 0.52%
   (COST $103,914,453) ................                        103,914,453 (d,m)

                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENTS -- 3.7%

U.S. Treasury Bill
0.17%       07/02/09 ..................   $      8,000,000       7,996,160 (d)
0.21%       06/04/09 ..................          8,000,000       7,997,760 (d)
   (COST $15,993,711) .................                         15,993,920

TOTAL SHORT-TERM INVESTMENTS
   (COST $119,908,164) ................                        119,908,373

TOTAL INVESTMENTS
   (COST $564,147,487) ................                        454,905,801

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (6.0)% ......................                        (25,625,477)
                                                             -------------
NET ASSETS -- 100.0% ..................                      $ 429,280,324
                                                             =============

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long future contracts open at March 31, 2009 (unaudited):

                                                          NUMBER       CURRENT        UNREALIZED
                                           EXPIRATION       OF         NOTIONAL      APPRECIATION/
DESCRIPTION                                   DATE      CONTRACTS       VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures              June 2009       11      $     291,072   $        6,280
FTSE 100 Index Futures                      June 2009        3            167,057            5,117
S&P 500 Index Futures                       June 2009        4            794,800           18,000
Topix Index Futures                         June 2009        2            157,335           13,485
2 Yr. U.S. Treasury Note Futures            June 2009      114         24,839,531          110,671
5 Yr. U.S. Treasury Note Futures            June 2009       11          1,306,422           18,704
10 Yr. U.S. Treasury Note Futures           June 2009       88         10,918,875          253,430

The GE Institutional Strategic Investment Fund had the following short future contracts open at March 31, 2009 (unaudited):

                                                          NUMBER       CURRENT       UNREALIZED
                                           EXPIRATION       OF         NOTIONAL      APPRECIATION/
DESCRIPTION                                   DATE      CONTRACTS       VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
S&P Midcap 400 Emini Index Futures          June 2009        2            (97,580)  $       (5,750)
                                                                                    --------------
                                                                                    $      419,937
                                                                                    ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund was invested in the following Countries at March 31, 2009 (unaudited):

                                                                PERCENTAGE
COUNTRY                                                  (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
United States                                                    80.78%
Switzerland                                                       2.94%
United Kingdom                                                    2.80%
Japan                                                             2.49%
France                                                            2.46%
Canada                                                            1.46%
Germany                                                           1.37%
China                                                             0.61%
Brazil                                                            0.61%
Spain                                                             0.45%
Taiwan                                                            0.45%
South Korea                                                       0.38%
Australia                                                         0.36%
Italy                                                             0.30%
India                                                             0.29%
Netherlands                                                       0.27%
Finland                                                           0.20%
South Africa                                                      0.20%
Mexico                                                            0.17%
Luxembourg                                                        0.16%
Singapore                                                         0.16%
Hong Kong                                                         0.16%
Israel                                                            0.12%
Ireland                                                           0.10%
Russia                                                            0.09%
Chile                                                             0.08%
Turkey                                                            0.08%
Sweden                                                            0.07%
Indonesia                                                         0.06%
Denmark                                                           0.06%
Egypt                                                             0.04%
Greece                                                            0.03%
Cayman Islands                                                    0.03%
Malaysia                                                          0.03%
Philippines                                                       0.03%
Norway                                                            0.03%
Dominican Republic                                                0.02%
Peru                                                              0.02%
Panama                                                            0.01%
Jamaica                                                           0.01%
Venezuela                                                         0.01%
Thailand                                                          0.01%
                                                                ------
                                                                100.00%
                                                                ======

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund was invested in the following Sectors at March 31, 2009 (unaudited):

                                                                PERCENTAGE
SECTOR                                                   (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Short-Term                                                       26.36%
Agency Mortgage Backed                                            8.86%
Corporate Notes                                                   6.32%
U.S. Treasuries                                                   6.13%
Oil, Gas & Consumable Fuels                                       3.06%
Communications Equipment                                          2.64%
Federal Agencies                                                  2.52%
Commercial Banks                                                  2.31%
Capital Markets                                                   2.30%
Media                                                             2.03%
Software                                                          1.98%
Pharmaceuticals                                                   1.93%
Energy Equipment & Services                                       1.92%
Healthcare Equipment & Supplies                                   1.64%
Insurance                                                         1.61%
Wireless Telecommunication Services                               1.51%
Biotechnology                                                     1.50%
Food Products                                                     1.47%
Chemicals                                                         1.41%
Asset Backed                                                      1.40%
Semiconductors & Semiconductor Equipment                          1.34%
Non-Agency Collateralized Mortgage Obligations                    1.22%
IT Services                                                       1.21%
Metals & Mining                                                   1.17%
Beverages                                                         1.08%
Specialty Retail                                                  1.08%
Healthcare Providers & Services                                   0.98%
Commercial Services & Supplies                                    0.86%
Diversified Financial Services                                    0.85%
Multi-Utilities                                                   0.83%
Electric Utilities                                                0.81%
Diversified Telecommunication Services                            0.63%
Personal Products                                                 0.61%
Household Products                                                0.60%
Internet Software & Services                                      0.58%
Aerospace & Defense                                               0.57%
Industrial Conglomerates                                          0.56%
Real Estate Management & Development                              0.48%
Machinery                                                         0.48%
Food & Staples Retailing                                          0.47%
Computers & Peripherals                                           0.41%
Electrical Equipment                                              0.40%
Hotels Restaurants & Leisure                                      0.38%
Exchange Traded Funds                                             0.37%
Multiline Retail                                                  0.35%
Life Sciences Tools & Services                                    0.32%
Agency Collateralized Mortgage Obligations                        0.31%
Construction & Engineering                                        0.30%
Electronic Equipment, Instruments & Components                    0.24%
Automobiles                                                       0.22%
Road & Rail                                                       0.20%
Sovereign Bonds                                                   0.18%
Other Investments                                                 0.17%
Tobacco                                                           0.17%
Textiles Apparel & Luxury Goods                                   0.14%
Real Estate Investment Trusts (REIT's)                            0.14%
Professional Services                                             0.13%
Water Utilities                                                   0.11%
Construction Materials                                            0.08%
Gas Utilities                                                     0.03%
Independent Power Producers & Energy Traders                      0.02%
Transportation Infrastructure                                     0.01%
Household Durables                                                0.01%
Paper & Forest Products                                           0.00%
Internet & Catalog Retail                                         0.00%
                                                                ------
                                                                100.00%
                                                                ======

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

Income Fund
--------------------------------------------------------------------------------
                                                                           Q & A

[PHOTO]
PAUL M. COLONNA
PRESIDENT AND CHIEF
INVESTMENT OFFICER -
FIXED INCOME

THE INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, WILLIAM M. HEALEY, MARK H. JOHNSON AND VITA MARIE PIKE. THE TEAM IS LED BY MR. COLONNA, WHO IS VESTED WITH OVERSIGHT AUTHORITY. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL FIXED INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional Fixed Income Fund returned -0.33% for the Investment Class shares and -0.40% for the Service Class shares. The Barclays Capital U.S. Aggregate Bond Index, the Fund's benchmark, returned 4.70% and the Fund's Lipper peer group of 603 Intermediate Investment Grade Debt Funds returned an average of -0.23% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE SIX-MONTH PERIOD ENDING MARCH 31, 2009?

A. Amidst a deepening global recession, interest rates fell significantly in the last three months of 2008. The U.S. Treasury 10-year note yield fell from a high of 4.07% on October 14th to 2.06% on December 30th. Rates then went back up through early February on expectations of massive treasury supply in 2009 to fund a myriad of government programs aimed at stabilizing the financial system and jumpstarting the economy. In mid-March, treasury yields dropped sharply after the Federal Reserve announced its intention to begin buying back $300 million of U.S. Treasury securities between 2 and 10-year maturities. Credit spreads in both high grade and high yield securities ended the six-month period wider, particularly in the financial sector as default expectations increased. Within the securitized sector, commercial mortgage-backed securities (MBS) spreads widened dramatically as real estate fundamentals softened and as uncertainty remained regarding the fate of these security types with respect to their eligibility under the various government support programs.

Q.    WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. The main drivers of Fund performance relative to the benchmark were the Fund's exposure to high yield and emerging market debt. Although the exposure was small, the underperformance of these non-index sectors was a drag on Fund performance. Holdings in short maturity asset-backed securities (ABS) floating rate notes backed by sub-prime and alt-A mortgage collateral also hurt relative return as those securities continued to suffer in their marked to market pricing. On a positive note, the Fund's duration, which was held longer than the benchmark for most of the period, enhanced performance as rates fell.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
----------------------------------------------------------------------------------------------------
                            ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE        EXPENSES PAID
                        BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
----------------------------------------------------------------------------------------------------
   Investment Class               1,000.00                    996.71                    0.95
   Service Class                  1,000.00                    996.00                    2.19
----------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
----------------------------------------------------------------------------------------------------
   Investment Class               1,000.00                  1,023.70                    0.96
   Service Class                  1,000.00                  1,022.48                    2.22
----------------------------------------------------------------------------------------------------

       * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.19% FOR INVESTMENT CLASS SHARES AND 0.44% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

      ** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS FOLLOWS: (-0.33)% FOR INVESTMENT CLASS SHARES, AND (-0.40)% FOR SERVICE CLASS SHARES.

Income Fund                                                          (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal circumstances and invests primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Intermediate Investment Grade Debt Peer Group
Based on average annual total returns for the periods ended 3/31/09

                                 SIX MONTHS   ONE YEAR   FIVE YEAR   TEN YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:        603        580         401         208
--------------------------------------------------------------------------------
Peer group average annual
total return:                       -0.23%     -4.81%       1.28%       3.78%
--------------------------------------------------------------------------------

Lipper categories in Peer group: Intermediate Investment Grade Debt

QUALITY RATINGS AS OF MARCH 31, 2009
as a % of Market Value
--------------------------------------------------------------------------------

================================================================================
  MOODY'S/S&P/                                                PERCENTAGE OF
FITCH RATING**                                                 MARKET VALUE
--------------------------------------------------------------------------------
    Aaa / AAA                                                      79.63%
--------------------------------------------------------------------------------
     Aa / AA                                                        5.11%
--------------------------------------------------------------------------------
      A / A                                                         8.88%
--------------------------------------------------------------------------------
    Baa / BBB                                                       3.80%
--------------------------------------------------------------------------------
Ba / BB and lower                                                   2.47%
--------------------------------------------------------------------------------
    NR / Other                                                      0.11%
--------------------------------------------------------------------------------
                                                                  100.00%
================================================================================

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $375,338 (in thousands) as of March 31, 2009
                                  [PIE CHART]

Mortgage Backed                                                          31.5%
Corporate Notes                                                          18.6%
U.S. Treasuries                                                          18.4%
Short-Term & Others                                                      14.3%
Federal Agencies                                                          8.6%
Asset Backed                                                              7.7%
Sovereign Bonds                                                           0.7%
Other Investments                                                         0.2%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                                                    BARCLAYS CAPITAL U.S.
                  GE INSTITUTIONAL INCOME           AGGREGATE BOND INDEX
                  -----------------------           ---------------------
 03/99                   10,000.00                        10,000.00
 09/99                    9,943.01                         9,979.39
 09/00                   10,600.03                        10,677.00
 09/01                   11,956.35                        12,059.98
 09/02                   12,921.18                        13,096.71
 09/03                   13,612.77                        13,805.21
 09/04                   14,073.10                        14,312.98
 09/05                   14,455.55                        14,713.03
 09/06                   14,998.11                        15,253.08
 09/07                   15,740.46                        16,036.44
 09/08                   15,867.09                        16,622.13
 03/09                   15,814.81                        17,403.44


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES(Inception date: 11/21/97)
--------------------------------------------------------------------------------

                            SIX      ONE    FIVE    TEN     ENDING VALUE OF A
                           MONTHS    YEAR   YEAR   YEAR   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
Income Fund                 -0.33%  -3.65%  2.44%  4.69%         $15,815
--------------------------------------------------------------------------------
Barclays Capital U.S.
   Aggregate Bond Index      4.70%   3.13%  4.13%  5.70%         $17,403
================================================================================

SERVICE CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                                                    BARCLAYS CAPITAL U.S.
                  GE INSTITUTIONAL INCOME           AGGREGATE BOND INDEX
                  -----------------------           ---------------------
 09/05                    10,000.00                       10,000.00
 12/05                    10,060.16                       10,059.48
 03/06                    10,032.77                        9,994.42
 06/06                    10,011.38                        9,986.79
 09/06                    10,349.85                       10,367.05
 12/06                    10,494.06                       10,495.43
 03/07                    10,662.36                       10,653.22
 06/07                    10,600.08                       10,598.04
 09/07                    10,847.15                       10,899.48
 12/07                    11,333.29                       11,226.61
 03/08                    11,517.92                       11,470.02
 06/08                    11,335.05                       11,353.01
 09/08                    11,120.85                       11,297.55
 12/08                    11,088.02                       11,814.91
 03/09                    11,076.29                       11,828.59


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES(Inception date: 09/30/05)
--------------------------------------------------------------------------------

                             SIX     ONE    THREE     SINCE      ENDING VALUE OF A
                           MONTHS    YEAR    YEAR   INCEPTION  $10,000 INVESTMENT(a)
------------------------------------------------------------------------------------
Income Fund                 -0.40%  -3.83%   3.35%    2.96%           $11,076
------------------------------------------------------------------------------------
Barclays Capital U.S.
   Aggregate Bond Index      4.70%   3.13%   5.78%    4.91%*          $11,829
====================================================================================

AN INVESTMENT IN THE GE INSTITUTIONAL INCOME FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

  * INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE CLASS SHARES' INCEPTION DATE.

 ** MOODY'S INVESTORS SERVICES INC, STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INCOME FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 100.6%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 21.6%

U.S. Treasury Bonds
3.50%     02/15/39 .........................   $ 5,846,300   $   5,776,904
4.38%     02/15/38 .........................     1,427,000       1,620,984
4.50%     05/15/38 .........................     2,688,100       3,138,357
U.S. Treasury Notes
0.77%     02/28/11 .........................    14,308,700      14,336,030 (d)
0.99%     01/31/11 .........................     1,316,700       1,319,584 (d)
1.25%     11/30/10 .........................       318,700         321,278
1.75%     01/31/14 .........................    14,260,300      14,357,270
1.88%     02/28/14 .........................     6,571,900       6,643,797
2.63%     02/29/16 .........................     3,830,400       3,928,255
2.75%     02/15/19 .........................     5,843,500       5,875,464
3.50%     02/15/18 .........................         5,600           6,009
3.63%     10/31/09 .........................     8,399,000       8,550,904
3.75%     11/15/18 .........................       881,400         960,797
4.50%     11/15/10 - 05/15/17 ..............       205,000         231,239
4.63%     11/15/09 .........................     1,865,000       1,912,134
                                                                68,979,006
FEDERAL AGENCIES -- 10.1%

Federal Home Loan Banks
5.00%     11/17/17 .........................     1,400,000       1,529,664 (h)
Federal Home Loan Mortgage Corp.
4.13%     12/21/12 - 09/27/13 ..............     4,838,000       5,198,479
4.88%     02/09/10 .........................     4,960,000       5,125,282 (h)
5.13%     11/17/17 .........................     6,400,000       7,140,243
Federal National Mortgage Assoc.
2.75%     03/13/14 .........................     2,840,000       2,873,901
3.63%     02/12/13 .........................     1,966,000       2,081,485 (h)
3.88%     07/12/13 .........................     7,812,000       8,336,466 (h)
                                                                32,285,520
AGENCY MORTGAGE BACKED -- 31.1%

Federal Home Loan Mortgage Corp.
4.50%     06/01/33 - 02/01/35 ..............       537,795         549,768 (h)
5.00%     03/01/35 - 10/01/35 ..............     1,829,412       1,892,538 (h)
5.50%     05/01/20 - 03/01/38 ..............     3,181,135       3,335,526 (h)
6.00%     04/01/17 - 11/01/37 ..............     3,831,116       4,015,195 (h)
6.50%     01/01/27 - 08/01/36 ..............     1,516,051       1,606,882 (h)
7.00%     10/01/16 - 08/01/36 ..............       305,081         326,043 (h)
7.50%     11/01/09 - 09/01/33 ..............        40,280          43,436 (h)
8.00%     11/01/30 .........................        42,310          46,413 (h)
8.50%     04/01/30 - 05/01/30 ..............        69,202          75,537 (h)
9.00%     12/01/16 .........................         3,305           3,626 (h)
9.50%     04/01/21 .........................           267             296 (h)
5.50%     TBA ..............................     9,350,000       9,700,625 (c)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.
4.00%     05/01/19 - 06/01/19 ..............   $   467,969   $     478,469 (h)
4.50%     05/01/18 - 02/01/35 ..............     2,379,534       2,452,220 (h)
4.50%     02/01/20 .........................        72,451          74,857 (h,n)
5.00%     07/01/20 - 08/01/35 ..............     1,916,355       1,984,137 (h)
5.26%     04/01/37 .........................       352,070         363,974 (i)
5.47%     04/01/37 .........................        23,530          24,334 (i)
5.49%     04/01/37 .........................       301,613         312,660 (i)
5.50%     03/01/14 - 04/01/38 ..............     4,347,941       4,537,245 (h)
5.50%     06/01/20 .........................        73,823          77,505 (h,n)
5.50%     10/01/24 .........................        83,616          83,719 (h,i)
5.52%     04/01/37 .........................       131,017         135,554 (i)
5.54%     04/01/37 .........................       295,838         306,374 (i)
5.56%     04/01/37 .........................       352,314         365,893 (i)
5.63%     03/01/37 .........................        27,805          28,769 (i)
5.69%     04/01/37 .........................       276,439         286,421 (i)
5.72%     04/01/37 .........................       140,554         145,901 (i)
6.00%     02/01/14 - 03/01/38 ..............     9,588,589      10,046,025 (h)
6.00%     10/01/34 - 03/01/35 ..............       335,126         351,612 (h,n)
6.04%     10/01/37 .........................       463,159         480,360 (i)
6.50%     07/01/17 - 08/01/36 ..............     3,458,229       3,663,661 (h)
6.50%     10/01/34 - 12/01/34 ..............        67,888          71,843 (h,n)
7.00%     08/01/13 - 06/01/36 ..............     1,087,599       1,166,466 (h)
7.00%     10/01/34 .........................        14,682          15,684 (h,n)
7.50%     12/01/09 - 03/01/34 ..............       410,224         442,394 (h)
8.00%     12/01/12 - 11/01/33 ..............       194,012         210,524 (h)
8.50%     05/01/31 .........................        11,219          12,271 (h)
9.00%     06/01/09 - 12/01/22 ..............        21,550          23,405 (h)
4.50%     TBA ..............................     5,575,000       5,703,740 (c)
5.00%     TBA ..............................    10,783,000      11,144,524 (c)
5.50%     TBA ..............................    11,113,000      11,533,557 (c)
6.00%     TBA ..............................    10,361,000      10,828,054 (c)
6.50%     TBA ..............................     3,472,000       3,656,450 (c)
7.00%     TBA ..............................       825,000         877,594 (c)
Government National Mortgage Assoc.
4.50%     08/15/33 - 09/15/34 ..............       924,565         948,888 (h)
5.00%     08/15/33 .........................       167,142         173,800 (h,n)
6.00%     04/15/27 - 09/15/36 ..............       825,183         868,184 (h)
6.50%     04/15/19 - 09/15/36 ..............       627,294         661,990 (h)
6.50%     02/15/24 - 08/15/34 ..............        85,038          89,888 (h,n)
7.00%     01/15/28 - 06/15/34 ..............        29,443          31,503 (h,n)
7.00%     03/15/12 - 10/15/36 ..............       310,342         329,517 (h)
7.50%     01/15/23 - 10/15/33 ..............        99,332         106,906 (h)
7.50%     09/15/23 - 01/15/28 ..............         2,510           2,706 (h,n)
8.00%     02/15/30 - 09/15/30 ..............         1,981           2,155 (h)
8.50%     10/15/17 .........................        14,001          15,081 (h)
9.00%     11/15/16 - 12/15/21 ..............        86,307          93,111 (h)
5.50%     TBA ..............................     2,245,000       2,336,203 (c)
                                                                99,142,013
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%

Collateralized Mortgage Obligation
   Trust (Class B)
1.51%     11/01/18 .........................         1,465           1,405 (d,f,h)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INCOME FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
0.25%     09/25/43 .........................   $ 2,076,353   $      13,073 (g,h,i,o)
4.50%     11/15/13 - 03/15/19 ..............       715,918          42,495 (g,h,o)
4.52%     11/15/37 .........................       744,785         656,483 (d,f,h)
5.00%     03/15/11 - 12/01/34 ..............     3,824,599         338,249 (g,h,o)
5.00%     05/15/38 .........................       299,809         305,675 (h)
5.50%     04/15/17 - 06/15/33 ..............       606,412          98,332 (g,h,o)
6.09%     05/15/36 .........................     1,459,677         118,828 (g,i,o)
6.19%     05/15/37 .........................     1,187,072         106,571 (g,h,i,o)
6.44%     02/15/38 .........................     1,208,111          98,473 (g,i,o)
7.50%     01/15/16 .........................        32,478          33,331 (h)
7.50%     07/15/27 .........................        17,822           2,699 (g,h,o)
8.00%     04/15/20 .........................           507             539 (h)
8.00%     02/01/23 - 07/01/24 ..............        16,330           2,878 (g,h,o)
9.27%     12/15/33 .........................       231,580         225,637 (h,i)
37.42%    09/15/34 .........................       448,062         395,282 (d,f)
Federal Home Loan Mortgage STRIPS
3.07%     08/01/27 .........................         3,913           3,515 (d,f,h)
Federal National Mortgage Assoc.
1.20%     12/25/42 .........................       449,890           9,711 (g,h,i,o)
4.00%     02/25/28 .........................        10,052          10,053 (h)
4.50%     05/25/18 .........................       150,138           6,076 (g,h,o)
4.75%     11/25/14 .........................        52,665             928 (g,h,o)
5.00%     08/25/17 - 02/25/32 ..............     1,082,209          84,888 (g,h,o)
5.00%     10/25/35 - 08/25/38 ..............       766,495         776,215 (h)
5.50%     01/25/33 .........................       359,325         372,438
6.48%     10/25/29 .........................       478,962          37,749 (g,h,i,o)
6.98%     05/25/18 .........................       602,205          69,440 (g,h,i,o)
7.08%     09/25/42 .........................     1,220,952         172,936 (g,h,i,o)
7.18%     08/25/16 .........................       212,521           9,837 (g,h,i,o)
Federal National Mortgage
   Assoc. (Class 1)
4.10%     11/01/34 .........................       225,881         211,119 (d,f,h)
4.50%     09/01/35 - 01/01/36 ..............     2,455,873         252,834 (g,o)
5.00%     05/25/38 .........................       770,034          84,605 (g,o)
Federal National Mortgage
   Assoc. (Class 2)
4.50%     08/01/35 .........................       719,296          68,780 (g,o)
5.00%     08/01/34 - 03/25/38 ..............     2,253,105         266,259 (g,o)
5.50%     12/01/33 .........................       193,845          20,735 (g,h,o)
7.50%     11/01/23 .........................       100,190          20,808 (g,h,o)
8.00%     08/01/23 - 07/01/24 ..............        35,354           5,348 (g,h,o)
8.50%     03/01/17 - 07/25/22 ..............         3,432             597 (g,h,o)
9.00%     05/25/22 .........................         1,141             206 (g,h,o)
Federal National Mortgage
   Assoc. REMIC
4.50%     11/25/13 .........................        10,700               5 (g,h,o)
15.46%    03/25/31 .........................       401,636         435,441 (h,i)
Federal National Mortgage Assoc.
   REMIC (Class B)
1.31%     12/25/22 .........................         1,120           1,070 (d,f,h)
Federal National Mortgage Assoc.
   REMIC (Class H)
5.00%     10/25/22 .........................       200,136          12,352 (g,h,o)
Federal National Mortgage Assoc.
   REMIC (Class K)
1008.00%  05/25/22 .........................            20             442 (g,h,o)
                                                                 5,374,337

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 9.1%
Avis Budget Rental Car Funding
   AESOP LLC (Class A)
1.57%     04/20/11 .........................   $ 2,000,000   $   1,648,441 (d,n)
Bear Stearns Asset Backed Securities
   Trust (Class A)
0.84%     01/25/34 .........................        48,468          28,938 (d)
Capital Auto Receivables Asset
   Trust (Class A)
1.34%     01/15/10 .........................       229,523         227,443 (b,h,i)
Capital One Auto Finance Trust
0.46%     04/15/12 .........................     1,034,174         941,098 (d,h)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
1.02%     03/25/32 .........................        32,980          17,430 (h,i)
Chase Issuance Trust (Class A)
1.22%     11/15/11 .........................     4,000,000       3,955,396 (d,n)
Countrywide Asset-Backed
   Certificates
1.38%     05/25/33 .........................         1,380             818 (i)
Countrywide Asset-Backed
   Certificates (Class 2)
1.12%     06/25/33 .........................           555             167 (i)
Countrywide Asset-Backed
   Certificates (Class A)
1.08%     08/25/32 .........................         7,495           2,960 (h,i)
1.32%     03/25/33 .........................        46,243          27,348 (i)
Discover Card Master Trust I
1.21%     04/15/10 .........................     4,500,000       4,288,190 (d,n)
Discover Card Master Trust I (Class A)
1.23%     04/17/12 .........................     4,000,000       3,922,295 (d,h,n)
First Franklin Mortgage Loan Asset
   Backed Certificates (Class M)
1.85%     03/25/35 .........................     2,000,000       1,325,490 (d,n)
Fleet Home Equity Loan
   Trust (Class A)
0.72%     01/20/33 .........................       144,360          87,726 (d)
Ford Credit Floorplan Master Owner
   Trust (Class A)
9.38%     06/15/11 .........................     2,000,000       1,849,466 (d)
GMAC Mortgage Corp Loan
   Trust (Class 2)
0.65%     08/25/35 .........................       813,655         187,664 (d,n)
GSAA Trust
0.53%     10/25/36 .........................     1,177,551         930,334 (d)
GSAMP Trust
0.51%     05/25/36 .........................       353,538         159,092 (b,d)
0.62%     12/25/35 .........................        76,013          71,624 (d)
Indymac Residential Asset Backed
   Trust (Class M)
2.52%     04/25/47 .........................       133,000           2,284 (h,i,n)
JP Morgan Mortgage
   Acquisition Corp.
1.55%     02/25/33 .........................     1,500,000         600,000 (d,h,n)
Long Beach Mortgage Loan Trust
0.75%     09/25/35 .........................       307,925         256,393 (d)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INCOME FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Mid-State Trust
9.62%     07/01/35 .........................   $     4,862   $       3,814 (d,h)
Nissan Auto Lease Trust
0.40%     02/15/13 .........................     1,122,000       1,072,193 (d,n)
Option One Mortgage Loan Trust
1.53%     07/25/37 .........................     2,500,000       1,195,463 (d,h,n)
Option One Mortgage Loan
   Trust (Class A)
1.36%     02/25/33 .........................       655,471         341,096 (i)
Peco Energy Transition Trust
6.52%     12/31/10 .........................       238,000         249,115 (h)
Residential Asset Mortgage
   Products Inc.
0.51%     03/25/34 .........................         1,439           1,308 (d,h)
Residential Asset Mortgage
   Products Inc. (Class A)
1.08%     06/25/32 .........................         8,374           5,851 (i)
Residential Asset Securities Corp.
1.02%     07/25/32 .........................        11,161           5,061 (h,i)
Residential Asset Securities
   Corp. (Class A)
1.10%     06/25/33 .........................        11,473           6,521 (i)
4.16%     07/25/30 .........................        21,847          20,246 (h,i)
SLM Student Loan Trust (Class A)
1.37%     06/15/18 .........................        94,118          86,764 (h,i)
Triad Auto Receivables Owner
   Trust (Class A)
0.31%     02/12/14 .........................     1,000,000         795,606 (d,h,n)
Wachovia Asset Securitization Inc.
   (Class A)
0.69%     06/25/34 .........................        85,953          36,498 (d)
Washington Mutual Master
   Note Trust
0.31%     05/15/14 .........................     5,000,000       4,467,100 (d,h)
Wells Fargo Home Equity Trust
3.97%     05/25/34 .........................        79,961          74,240 (h,i)
                                                                28,891,473

CORPORATE NOTES -- 21.8%

Abbott Laboratories
5.88%     05/15/16 .........................       554,000         594,138 (h)
American Electric Power
   Company, Inc. (Series C)
5.38%     03/15/10 .........................       665,000         671,517 (h)
Anheuser-Busch InBev Worldwide Inc.
7.20%     01/15/14 .........................       337,000         353,127 (b)
7.75%     01/15/19 .........................       168,000         167,513 (b)
Archer-Daniels-Midland Co.
6.45%     01/15/38 .........................       588,000         586,399 (h)
Arizona Public Service Co.
6.25%     08/01/16 .........................       290,000         255,827 (h)
AT&T Inc.
5.60%     05/15/18 .........................       752,000         731,776 (h)
6.40%     05/15/38 .........................       550,000         489,339
6.70%     11/15/13 .........................       476,000         508,394

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Bank of America Corp.
4.88%     01/15/13 .........................   $ 1,000,000   $     895,288
5.75%     12/01/17 .........................     2,045,000       1,717,362 (h)
Berkshire Hathaway Finance Corp.
5.00%     08/15/13 .........................     1,204,000       1,238,132 (h)
Bristol-Myers Squibb Co.
5.45%     05/01/18 .........................       360,000         369,312
5.88%     11/15/36 .........................       250,000         238,668 (h)
Cargill Inc.
5.20%     01/22/13 .........................       125,000         122,307 (b,h)
6.00%     11/27/17 .........................       246,000         231,121 (b,h)
Carolina Power & Light Co.
5.15%     04/01/15 .........................       179,000         181,894 (h)
5.70%     04/01/35 .........................        92,000          87,577 (h)
6.13%     09/15/33 .........................       166,000         167,149 (h)
Chesapeake Energy Corp.
7.25%     12/15/18 .........................       781,000         641,396
Citigroup, Inc.
4.88%     05/07/15 .........................       306,000         198,567
6.50%     08/19/13 .........................     1,616,000       1,484,967
Clarendon Alumina Production Ltd.
8.50%     11/16/21 .........................       185,000         111,000 (b,h)
CME Group Inc.
5.40%     08/01/13 .........................       717,000         727,234
Community Health Systems, Inc.
8.88%     07/15/15 .........................       782,000         738,990 (h)
Consolidated Edison Company
   of New York, Inc.
5.85%     04/01/18 .........................       294,000         291,249
6.65%     04/01/19 .........................       294,000         302,951
7.13%     12/01/18 .........................       400,000         425,469
Constellation Brands, Inc.
7.25%     05/15/17 .........................       782,000         742,900
Corp Nacional del Cobre de
   Chile - CODELCO
7.50%     01/15/19 .........................       170,000         191,511 (b)
COX Communications Inc.
6.25%     06/01/18 .........................       662,000         588,078 (b)
7.13%     10/01/12 .........................       185,000         184,163 (h)
7.75%     11/01/10 .........................       295,000         300,370 (h)
Credit Suisse
6.00%     02/15/18 .........................       647,000         564,314 (h)
CVS Caremark Corp.
5.75%     06/01/17 .........................       306,000         298,400 (h)
Diageo Capital PLC
5.20%     01/30/13 .........................       286,000         290,553 (h)
Dover Corp.
6.50%     02/15/11 .........................       225,000         238,777 (h)
Duke Energy Indiana, Inc.
6.35%     08/15/38 .........................       431,000         435,561
Dynegy Holdings Inc.
7.50%     06/01/15 .........................       782,000         533,715
Eli Lilly & Co.
4.20%     03/06/14 .........................       484,000         498,546
EOG Resources, Inc.
5.88%     09/15/17 .........................       518,000         524,478
6.88%     10/01/18 .........................       405,000         436,872

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INCOME FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
European Investment Bank
4.88%     01/17/17 .........................   $ 1,000,000   $   1,053,488
General Dynamics Corp.
5.25%     02/01/14 .........................       439,000         468,173
Georgia-Pacific LLC
9.50%     12/01/11 .........................       781,000         780,024
GlaxoSmithKline Capital Inc.
4.85%     05/15/13 .........................       450,000         468,180
6.38%     05/15/38 .........................       291,000         293,869
Globo Comunicacao e
   Participacoes S.A.
7.25%     04/26/22 .........................         5,000           4,300 (b,h)
GTE Corp.
7.51%     04/01/09 .........................       250,000         250,000 (h)
HCA Inc.
9.25%     11/15/16 .........................       782,000         711,620
Hewlett-Packard Co.
5.50%     03/01/18 .........................       307,000         314,807 (h)
HSBC Bank USA N.A.
4.63%     04/01/14 .........................       175,000         164,023 (h)
7.00%     01/15/39 .........................       750,000         733,385
HSBC Finance Corp.
6.75%     05/15/11 .........................       220,000         196,090 (h)
HSBC Holdings PLC
6.50%     05/02/36 .........................       100,000          82,539 (h)
IIRSA Norte Finance Ltd.
8.75%     05/30/24 .........................       286,053         208,819 (b,h)
ING Capital Funding TR III
8.44%     12/29/49 .........................       221,000          64,454 (h,i)
ING Groep N.V.
5.78%     12/29/49 .........................       188,000          51,700 (h,i)
Intergen N.V.
9.00%     06/30/17 .........................       471,000         426,255 (b,h)
International Business
   Machines Corp.
4.75%     11/29/12 .........................       300,000         317,972 (h)
Johnson & Johnson
5.85%     07/15/38 .........................       716,000         746,842
JP Morgan Chase & Co.
6.40%     05/15/38 .........................       473,000         463,783
7.00%     11/15/09 .........................       805,000         814,911 (h)
JPMorgan Chase Bank
5.88%     06/13/16 .........................       135,000         126,302 (h)
Kellogg Co.
5.13%     12/03/12 .........................       262,000         276,842
Kimberly-Clark Corp.
7.50%     11/01/18 .........................       160,000         189,069
Kraft Foods Inc.
6.75%     02/19/14 .........................       156,000         168,657
Kreditanstalt fuer Wiederaufbau
3.50%     03/10/14 .........................     2,555,000       2,567,864
4.13%     10/15/14 .........................       990,000       1,045,806
4.50%     07/16/18 .........................       640,000         670,354
Majapahit Holding BV
7.25%     10/17/11 .........................       200,000         183,000 (b)
Markel Corp.
7.35%     08/15/34 .........................       225,000         177,641 (h)
McDonald's Corp.
5.80%     10/15/17 .........................       367,000         394,570

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
6.30%     03/01/38 .........................   $   433,000   $     445,865
Merck & Company Inc.
5.75%     11/15/36 .........................       170,000         161,654 (h)
Merrill Lynch & Company Inc.
6.05%     08/15/12 .........................       289,000         247,978
6.88%     04/25/18 .........................       617,000         482,551
MetLife, Inc. (Series A)
6.82%     08/15/18 .........................     1,058,000         908,341
Midamerican Energy Holdings Co.
6.13%     04/01/36 .........................       245,000         217,270 (h)
Mizuho Financial Group Cayman Ltd.
8.38%     12/29/49 .........................       345,000         268,824
Morgan Stanley
5.05%     01/21/11 .........................        45,000          44,244
6.00%     04/28/15 .........................       333,000         314,391
Morgan Stanley (Series F)
6.63%     04/01/18 .........................       300,000         286,052
Munich Re America Corp. (Series B)
7.45%     12/15/26 .........................       235,000         222,409 (h)
New York Life Global Funding
5.38%     09/15/13 .........................       304,000         301,665 (b)
NGPL Pipeco LLC
7.12%     12/15/17 .........................       305,000         279,656 (b)
Northern States Power Co.
6.25%     06/01/36 .........................       115,000         119,291 (h)
NorthWestern Corp.
5.88%     11/01/14 .........................       412,000         415,812 (h)
Novartis Capital Corp.
4.13%     02/10/14 .........................       278,000         284,087
NRG Energy, Inc.
7.38%     02/01/16 .........................       780,000         725,400
Oncor Electric Delivery Co.
5.95%     09/01/13 .........................       964,000         933,931 (b)
OPTI Canada Inc.
8.25%     12/15/14 .........................       330,000         147,675
Oracle Corp.
5.75%     04/15/18 .........................       124,000         129,409
Pacific Gas & Electric Co.
5.80%     03/01/37 .........................       250,000         237,742
Parker Hannifin Corp.
5.50%     05/15/18 .........................       460,000         449,589
Pemex Finance Ltd.
9.03%     02/15/11 .........................       266,000         268,660 (h)
PepsiCo, Inc.
5.00%     06/01/18 .........................     1,013,000       1,048,055
7.90%     11/01/18 .........................       393,000         482,862
Petroleos Mexicanos
8.00%     05/03/19 .........................        85,000          82,875 (b)
Pfizer Inc.
6.20%     03/15/19 .........................       322,000         343,161
7.20%     03/15/39 .........................       162,000         173,731
Potomac Electric Power Co.
7.90%     12/15/38 .........................       117,000         132,163
President and Fellows of
   Harvard College
5.00%     01/15/14 .........................       300,000         313,440 (b)
Princeton University (Series A)
4.95%     03/01/19 .........................       111,000         110,479
5.70%     03/01/39 .........................        95,000          93,256

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INCOME FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Public Service Company
   of Colorado
7.88%     10/01/12 .........................   $   405,000   $     453,214 (h)
Rogers Communications, Inc.
6.80%     08/15/18 .........................       858,000         857,552
Sabine Pass LNG LP
7.25%     11/30/13 .........................       255,000         179,775
7.50%     11/30/16 .........................       350,000         234,500
Safeway Inc.
6.25%     03/15/14 .........................       240,000         251,839
Security Benefit Life Insurance
8.75%     05/15/16 .........................       265,000         106,000 (b)
Southern California Edison Co.
5.50%     08/15/18 .........................       904,000         934,958
Standard Bank London Holdings PLC
   for NAK Naftogaz Ukrainy
8.13%     09/30/09 .........................       100,000          59,775
Standard Chartered Bank
   Hong Kong Ltd.
4.38%     12/03/14 .........................       420,000         312,900 (i)
Telecom Italia Capital S.A.
6.20%     07/18/11 .........................       708,000         695,259
Telefonica Emisiones SAU
5.86%     02/04/13 .........................       375,000         388,312
Terex Corp.
8.00%     11/15/17 .........................       426,000         345,060
Tesco PLC
5.50%     11/15/17 .........................       200,000         196,812 (b)
The Bank of New York Mellon Corp.
4.95%     11/01/12 .........................       250,000         255,173
The Bear Stearns Companies LLC
5.85%     07/19/10 .........................       422,000         422,973 (h)
6.95%     08/10/12 .........................       845,000         860,520 (h)
The Goldman Sachs Group, Inc.
6.15%     04/01/18 .........................     1,344,000       1,227,634
6.60%     01/15/12 .........................       787,000         785,945 (h)
The Kroger Co.
6.15%     01/15/20 .........................       758,000         749,692
The Potomac Edison Co.
5.35%     11/15/14 .........................       178,000         171,081 (h)
The Procter & Gamble Co.
4.60%     01/15/14 .........................       312,000         330,192
5.50%     02/01/34 .........................       156,000         152,476
The Travelers Companies, Inc.
5.80%     05/15/18 .........................       314,000         304,665
Thomson Reuters Corp.
5.95%     07/15/13 .........................       596,000         582,153
6.50%     07/15/18 .........................       286,939         267,300
TIAA Global Markets Inc.
4.95%     07/15/13 .........................       455,000         448,028 (b)
Ticketmaster Entertainment, Inc.
10.75%    07/28/16 .........................     1,000,000         680,000 (b)
Time Warner Cable Inc.
6.20%     07/01/13 .........................       806,000         784,631
6.75%     07/01/18 .........................       630,000         591,384
8.75%     02/14/19 .........................       478,000         507,553
TransCanada Pipelines Ltd.
6.50%     08/15/18 .........................       115,000         114,702

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Transocean Inc.
6.00%     03/15/18 .........................   $   302,000   $     284,520
UBS Luxembourg S.A. for OJSC
   Vimpel Communications
8.00%     02/11/10 .........................       400,000         381,134
UBS Preferred Funding Trust I
8.62%     10/29/49 .........................       202,000          81,069 (i)
Union Electric Co.
6.70%     02/01/19 .........................       636,000         605,803
United Technologies Corp.
6.13%     07/15/38 .........................       345,000         350,259
Vedanta Resources PLC
6.63%     02/22/10 .........................       117,000         112,905
Verizon Communications Inc.
5.25%     04/15/13 .........................       260,000         265,404
6.40%     02/15/38 .........................       164,000         148,675
6.90%     04/15/38 .........................       300,000         290,153
8.75%     11/01/18 .........................       688,000         787,196
Verizon Global Funding Corp.
7.25%     12/01/10 .........................       429,000         453,231
Verizon Pennsylvania, Inc.
8.75%     08/15/31 .........................       250,000         254,403 (h)
Verizon Wireless Capital LLC
5.55%     02/01/14 .........................       736,000         736,615 (b)
7.38%     11/15/13 .........................       792,000         849,159 (b)
Walgreen Co.
4.88%     08/01/13 .........................     1,075,000       1,139,153
5.25%     01/15/19 .........................       433,000         434,277
Wal-Mart Stores, Inc.
5.80%     02/15/18 .........................       602,000         658,133
6.20%     04/15/38 .........................       468,000         474,350
Wells Fargo & Co.
5.63%     12/11/17 .........................       145,000         132,300 (h)
Westar Energy, Inc.
7.13%     08/01/09 .........................       275,000         273,885 (h)
Wyeth
5.50%     03/15/13 .........................       916,000         953,692
XTO Energy Inc.
6.38%     06/15/38 .........................       241,000         209,191
6.50%     12/15/18 .........................       125,000         124,187
                                                                69,696,510
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%

Banc of America Commercial
   Mortgage Inc.
5.32%     09/10/47 .........................       373,000         319,368 (h)
Banc of America Commercial
   Mortgage Inc. (Class A)
1.00%     06/10/49 .........................       620,000         420,405
Banc of America Commercial
   Mortgage Inc. (Class C)
5.70%     04/10/49 .........................       300,000          46,474 (h,i,n)
Banc of America Funding Corp.
5.61%     03/20/36 .........................       204,779          28,096 (h,i,n)
5.74%     02/20/36 .........................       343,437          78,704 (h,i,n)
Banc of America Mortgage
   Securities Inc. (Class B)
5.36%     01/25/36 .........................       213,774          34,581 (h,i)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INCOME FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
5.54%     02/25/36 .........................   $   156,981   $      32,619 (h,i)
Bear Stearns Commercial
   Mortgage Securities
5.41%     03/11/39 .........................       171,604         156,926 (h,i)
5.48%     10/12/41 .........................       619,000         558,301 (h)
Bear Stearns Commercial Mortgage
   Securities (Class A)
5.92%     06/11/50 .........................       300,000         142,219 (i)
Bear Stearns Commercial Mortgage
   Securities (Class D)
5.99%     09/11/42 .........................       100,000          14,313 (h,i,n)
Citigroup Commercial
   Mortgage Trust
5.70%     12/10/49 .........................       460,000         316,007 (i)
Countrywide Alternative Loan Trust
5.96%     05/25/36 .........................        77,363             387 (h,i,n)
6.00%     03/25/36 - 08/25/36 ..............       324,779           4,232 (h,n)
Countrywide Alternative Loan
   Trust (Class B)
6.00%     05/25/36 - 08/25/36 ..............       191,552           5,431 (h,n)
Countrywide Asset-Backed
   Certificates
0.75%     11/25/35 .........................       265,327         226,142 (d)
Credit Suisse Mortgage
   Capital Certificates
5.47%     09/15/39 .........................       549,000         362,818 (h)
Credit Suisse Mortgage Capital
   Certificates (Class C)
5.64%     02/25/36 .........................        91,596           7,593 (h,i,n)
CS First Boston Mortgage
   Securities Corp.
0.66%     07/15/37 .........................     5,066,242          73,574 (h,i,n)
1.38%     03/15/35 .........................     5,854,726          75,630 (h,i,n)
5.25%     08/25/34 .........................       134,526         114,894 (h)
5.34%     10/25/35 .........................       189,905          18,991 (h,i,n)
6.13%     04/15/37 .........................     1,285,560       1,261,973 (h)
DLJ Commercial Mortgage
   Corp. (Class A)
7.62%     06/10/33 .........................       898,810         905,992 (h)
GMAC Commercial Mortgage
   Securities Inc.
6.47%     04/15/34 .........................       194,123         193,812 (h)
GMAC Commercial Mortgage
   Securities Inc. (Class X)
0.66%     12/10/41 .........................     7,072,296          79,471 (h,i,n)
GS Mortgage Securities Corp. II
5.80%     08/10/45 .........................       820,000         559,603 (i)
Impac CMB Trust (Class A)
0.73%     10/25/35 .........................       367,165         169,881 (d,h)
Indymac INDA Mortgage Loan Trust
5.13%     01/25/36 .........................       127,452           5,276 (h,i,n)
Indymac INDA Mortgage Loan
   Trust (Class B)
5.13%     01/25/36 .........................       127,297          49,975 (h,i,n)
Interstar Millennium Trust (Class A)
1.72%     03/14/36 .........................        60,292          58,121 (i)
JP Morgan Alternative Loan Trust
0.53%     08/25/36 .........................        16,473          16,258 (d)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.11%     01/12/39 .........................   $ 3,859,025   $      66,888 (h,i,n)
6.06%     02/15/51 .........................       450,000         181,934 (h,i)
6.07%     02/12/51 .........................       830,000         398,961
6.20%     02/12/51 .........................       150,000           8,126 (h,i,n)
6.47%     11/15/35 .........................       339,248         338,852 (h)
LB-UBS Commercial Mortgage Trust
0.27%     02/15/40 .........................     6,267,857          84,201 (h,i,n)
0.51%     03/15/36 .........................     4,633,873         103,005 (h,i,n)
0.66%     09/15/39 .........................    15,906,311         336,931 (h,i,n)
0.76%     01/18/12 .........................     6,553,893          93,722 (h,i,n)
1.00%     01/15/36 .........................     2,182,674          84,333 (h,n)
4.06%     09/15/27 .........................       434,096         429,034 (h,i)
6.23%     03/15/26 .........................        32,612          32,703 (h)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%     12/15/30 .........................       285,400         281,109 (h)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%     07/14/16 .........................        65,000          60,940 (b,h)
LB-UBS Commercial Mortgage
   Trust (Class F)
6.24%     07/15/40 .........................       260,000          14,415 (h,i,n)
LB-UBS Commercial Mortgage
   Trust (Class X)
0.27%     12/15/39 .........................     3,774,074          42,887 (h,i,n)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
1.37%     10/15/17 .........................       517,994         444,446 (b,d)
MASTR Alternative Loans Trust
5.00%     08/25/18 .........................       190,573          19,075 (g,h,o)
MLCC Mortgage Investors Inc.
5.31%     02/25/36 .........................       175,865          15,828 (h,i)
Morgan Stanley Capital I
5.28%     12/15/43 .........................       254,000         220,722 (h)
5.33%     12/15/43 .........................       254,000         186,394 (h)
5.39%     11/12/41 .........................       694,000         175,534 (h,i)
5.44%     02/12/44 .........................       253,000         183,318 (b,h)
5.69%     04/15/49 .........................     1,900,000       1,233,505 (h,i)
5.71%     07/12/44 .........................       200,000         160,269 (h)
5.88%     06/11/49 .........................       580,000         417,477 (i)
7.11%     04/15/33 .........................       287,620         287,878 (h,i)
Morgan Stanley Capital I (Class A)
5.81%     12/12/49 .........................       200,000         139,159
Morgan Stanley Dean Witter
   Capital I (Class A)
6.54%     02/15/31 .........................        83,151          83,015 (h)
MortgageIT Trust (Class 1)
0.73%     05/25/35 .........................     1,531,346         695,280 (d)
National RMBS Trust
1.40%     03/20/34 .........................       100,910          96,873 (i)
Puma Finance Ltd. (Class A)
1.54%     10/11/34 .........................        64,138          56,114 (i)
Residential Accredit Loans Inc.
0.77%     03/25/34 .........................        43,653          27,884 (d)
5.97%     01/25/36 .........................        81,940           4,871 (h,i,n)
6.00%     01/25/36 .........................       302,889          18,730 (h,n)

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

INCOME FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Residential Funding Mortgage
   Securities I
5.75%     01/25/36 .........................   $   113,152    $     26,072 (h,n)
5.75%     01/25/36 .........................        96,797          19,814 (h)
Structured Asset Securities
   Corp. (Class X)
2.17%     02/25/28 .........................        33,499               2 (i,n)
Thornburg Mortgage Securities
   Trust (Class A)
1.20%     04/25/43 .........................        29,412          26,092 (i)
Wachovia Bank Commercial
   Mortgage Trust (Class E)
5.90%     02/15/51 .........................       820,000          54,996 (i,n)
WaMu Mortgage Pass Through
   Certificates
0.81%     01/25/45 .........................       363,823         159,187 (d)
Wells Fargo Mortgage Backed
   Securities Trust
5.39%     08/25/35 .........................       482,519          57,014 (h,i)
5.50%     01/25/36 .........................       188,988          56,202 (h)
Wells Fargo Mortgage Backed
   Securities Trust (Class B)
5.50%     03/25/36 .........................       422,450         103,003 (h)
                                                                13,864,862
SOVEREIGN BONDS -- 0.9%

Government of Brazil
5.88%     01/15/19 .........................       200,000         194,500
8.00%     01/15/18 .........................       305,000         332,755 (h)
Government of Colombia
7.38%     03/18/19 - 09/18/37 ..............       200,000         189,000
Government of Dominican
9.50%     09/27/11 .........................       267,875         249,123
Government of Indonesia
10.38%    05/04/14 .........................       100,000         104,250 (b)
11.63%    03/04/19 .........................       200,000         217,500 (b)
Government of Israel
5.13%     03/26/19 .........................       100,000         100,700
Government of Manitoba Canada
4.90%     12/06/16 .........................       260,000         266,569 (h)
Government of Panama
6.70%     01/26/36 .........................       260,000         228,150
Government of Philippine
8.38%     06/17/19 .........................       200,000         218,000
Government of Quebec Canada
7.50%     09/15/29 .........................       380,000         489,801
Government of Venezuela
5.38%     08/07/10 .........................       145,000         124,193
                                                                 2,714,541
TOTAL BONDS AND NOTES
   (COST $336,636,475) .....................                   320,948,262

--------------------------------------------------------------------------------
                                                                     VALUE
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------
GEI Investment Fund
   (COST $1,752,082) .......................                 $     911,083 (j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $338,388,557) .....................                   321,859,345

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.8%
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class 0.52%
   (COST $53,478,657) ......................                    53,478,657 (d,m)

TOTAL INVESTMENTS
   (COST $391,867,214) .....................                   375,338,002

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (17.7)% ..........................                   (56,287,849)
                                                             -------------

NET ASSETS -- 100.0% .......................                 $ 319,050,153
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Income Fund had the following long futures contracts open at March 31, 2009 (unaudited):

                                     NUMBER       CURRENT       UNREALIZED
                       EXPIRATION      OF         NOTIONAL     APPRECIATION/
DESCRIPTION               DATE      CONTRACTS      VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
2 Yr. U.S. Treasury
   Notes Futures        June 2009       233     $50,768,516     $    216,644
10 Yr. U.S. Treasury
   Notes Futures        June 2009       252      31,267,688          789,854
                                                                ------------
                                                                $  1,006,498
                                                                ============

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

Money Market Fund
--------------------------------------------------------------------------------
                                                                             Q&A

[PHOTO]
MICHAEL E. MARTINI
VICE PRESIDENT

THE MONEY MARKET FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES JAMES C. GANNON AND MICHAEL E. MARTINI. AS LEAD PORTFOLIO MANAGER FOR THE MONEY MARKET FUND, MR. MARTINI HAS OVERSIGHT RESPONSIBILITIES OVER THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 119.

Q. HOW DID THE GE INSTITUTIONAL MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009?

A. For the six-month period ended March 31, 2009, the GE Institutional Money Market Fund returned 0.61% for the Investment Class shares and 0.48% for the Service Class shares. The 90-day U.S. Treasury Bill, the Fund's benchmark, returned 0.13% and the Fund's Lipper peer group of 370 Institutional Money Market Funds returned an average of 0.60% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2009.

A. Amidst a deepening global recession, interest rates fell significantly in the last three months of 2008. The U.S. Treasury 10-year note yield fell from a high of 4.07% on October 14th to 2.06% on December 30th. Rates then went back up through early February on expectations of massive treasury supply in 2009 to fund a myriad of government programs aimed at stabilizing the financial system and jumpstarting the economy. In mid-March, treasury yields dropped sharply after the Federal Reserve announced its intention to begin buying back $300 million of U.S. Treasury securities between 2 and 10-year maturities. Credit spreads in both high grade and high yield securities ended the six-month period wider, particularly in the financial sector as default expectations increased. Within the securitized sector, commercial mortgage-backed securities (MBS) spreads widened dramatically as real estate fundamentals softened and as uncertainty remained regarding the fate of these security types with respect to their eligibility under the various government support programs.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary driver of Fund performance during the period was keen maturity management as yields at the short end of the yield curve hovered just above zero. A bias toward government securities and away from credit sensitive securities benefited performance versus its peer group, particularly in early fourth quarter 2008 when the short credit markets were virtually frozen. As these markets began to thaw, we selectively increased credit exposure vis-3-vis government securities, keying in on those issuers among the global financial sector that were determined to have stronger fundamentals.

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2009.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

OCTOBER 1, 2008 - MARCH 31, 2009
---------------------------------------------------------------------------------------------------
                           ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE       EXPENSES PAID
                       BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------
   Investment Class              1,000.00                   1,006.12                  1.20
   Service Class                 1,000.00                   1,004.84                  2.45
---------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------
   Investment Class              1,000.00                    1,023.46                  1.21
   Service Class                 1,000.00                    1,022.24                  2.47
---------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.24% FOR INVESTMENT CLASS SHARES AND 0.49% FOR SERVICE CLASS SHARES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**    ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009 WERE AS
      FOLLOWS: 0.61% FOR INVESTMENT CLASS SHARES, AND 0.48% FOR SERVICE CLASS SHARES.

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar denominated money market instruments.

LIPPER PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Instl Money Market Peer Group
Based on average annual total returns for the periods ended 3/31/09

                                    SIX MONTHS   ONE YEAR   FIVE YEAR   TEN YEAR
--------------------------------------------------------------------------------
Number of Funds in peer group:          370         366        284         164
--------------------------------------------------------------------------------
Peer group average annual
   total return:                       0.60%       1.77%      3.20%       3.24%
--------------------------------------------------------------------------------

Lipper categories in Peer group: Instl Money Market

FUND YIELD AT MARCH 31, 2009
================================================================================

                                          INSTITUTIONAL   SERVICE       IBC'S
                                              CLASS        CLASS    MONEY FUND**
--------------------------------------------------------------------------------
7-DAY CURRENT                                0.49%++      0.26%++       0.23%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                              0.49%        0.26%         0.23%
================================================================================

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

**    IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD OF ALL MAJOR MONEY MARKET
      FUNDS.

SECTOR ALLOCATION AS OF MARCH 31, 2009
================================================================================

Portfolio Composition as a % of the Market Value of $35,550 (in thousands) as of March 31, 2009

                                   [PIE CHART]

Certificates of Deposit                                                  31.1%
Commercial Paper                                                         22.1%
Repurchase Agreements                                                    15.7%
U.S. Governments                                                         15.6%
Corporate Notes                                                          11.1%
Time Deposit                                                              4.4%

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL MONEY MARKET            90 DAY T-BILL
                  -----------------------------            -------------
 03/99                      10,000.00                       10,000.00
 09/99                      10,241.25                       10,232.22
 09/00                      10,857.52                       10,821.38
 09/01                      11,412.44                       11,311.51
 09/02                      11,631.71                       11,512.62
 09/03                      11,770.22                       11,643.23
 09/04                      11,887.67                       11,773.56
 09/05                      12,164.70                       12,096.45
 09/06                      12,719.01                       12,648.83
 09/07                      13,386.24                       13,261.38
 09/08                      13,821.86                       13,551.62
 03/09                      13,906.44                       13,568.53

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES (Inception date: 12/02/97)
--------------------------------------------------------------------------------

                              SIX      ONE   FIVE    TEN     ENDING VALUE OF A
                             MONTHS   YEAR   YEAR   YEAR   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
Money Market Fund             0.61%   1.71%  3.30%  3.35%         $13,906
--------------------------------------------------------------------------------
90 Day T-Bill                 0.13%   0.91%  3.01%  3.10%         $13,569
================================================================================

SERVICE CLASS SHARES+
================================================================================

                                  [LINE GRAPH]

                  GE INSTITUTIONAL MONEY MARKET         90 DAY T-BILL
                  -----------------------------         -------------
 09/05                      10,000.00                    10,000.00
 12/05                      10,088.33                    10,097.41
 03/06                      10,188.68                    10,207.46
 06/06                      10,306.00                    10,327.99
 09/06                      10,429.90                    10,456.64
 12/06                      10,561.45                    10,585.35
 03/07                      10,686.07                    10,716.30
 06/07                      10,817.74                    10,844.12
 09/07                      10,951.23                    10,963.03
 12/07                      11,077.23                    11,057.86
 03/08                      11,171.19                    11,115.51
 06/08                      11,225.36                    11,162.02
 09/08                      11,279.00                    11,202.97
 12/08                      11,317.71                    11,211.24
 03/09                      11,333.59                    11,216.95


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2009
--------------------------------------------------------------------------------
SERVICE CLASS SHARES (Inception date: 09/30/05)
--------------------------------------------------------------------------------

                        SIX     ONE    THREE     SINCE       ENDING VALUE OF A
                       MONTHS   YEAR    YEAR   INCEPTION   $10,000 INVESTMENT(a)
--------------------------------------------------------------------------------
Money Market Fund       0.48%   1.45%  3.61%    3.64%***          $11,334
--------------------------------------------------------------------------------
90 Day T-Bill           0.13%   0.91%  3.19%    3.33%*            $11,217
================================================================================

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. NOTWITHSTANDING THE PRECEDING STATEMENTS, FUND SHAREHOLDERS WILL BE GUARANTEED TO RECEIVE $1.00 NET ASSET VALUE FOR AMOUNTS THAT THEY HELD AS OF SEPTEMBER 19, 2008 SUBJECT TO THE TERMS OF THE U.S. TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS (U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM), AND ONLY AS LONG AS THE FUND CONTINUES TO PARTICIPATE IN THE PROGRAM. FOR MORE INFORMATION ABOUT THE U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM AND THE FUND'S PARTICIPATION IN THE PROGRAM, PLEASE SEE NOTE 8 TO THE NOTE TO FINANCIAL STATEMENTS.

(a) ENDING VALUE OF A $10,000 INVESTMENT FOR THE TEN-YEAR PERIOD OR SINCE INCEPTION, WHICHEVER IS LESS.

+ THE SERVICE CLASS SHARES HAD A FULL REDEMPTION DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, AND AS A RESULT DID NOT HAVE ANY INVESTMENT ACTIVITIES SINCE THEN UNTIL IT WAS RESTARTED ON SEPTEMBER 30, 2005.

++ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT MARCH 31, 2009.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

*** THE "SINCE INCEPTION" PERFORMANCE RESULTS SHOWN IS FOR THE PERIOD BETWEEN OCTOBER 1, 2005 TO MARCH 31, 2009, ON AN ANNUALIZED BASIS. THE PERFORMANCE RESULTS FOR THE PERIOD BETWEEN JANUARY 3, 2001 TO SEPTEMBER 30, 2002 WAS 3.13% ON AN ANNUALIZED BASIS.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 1 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MONEY MARKET FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL       AMORTIZED
                                                    AMOUNT            COST
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 100.4%+
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 15.7%

Federal Home Loan Bank
2.52%     04/21/09 ....................       $    330,000   $     329,998
FHLB Disc Corp
0.25%     05/15/09 ....................            500,000         499,847 (d)
FNMA Discount
0.42%     07/20/09 - 07/22/09 .........            680,000         679,121 (d)
0.47%     06/10/09 ....................          1,120,000       1,118,976 (d)
Freddie Discount
0.36%     07/06/09 ....................          1,000,000         998,933 (d)
Freddie Mac
0.60%     08/24/09 ....................            320,000         319,227 (d)
1.09%     02/04/10 ....................          1,280,000       1,280,000
U.S. Treasury Bill
0.27%     07/23/09 ....................            320,000         319,684 (d)
                                                                 5,545,786

COMMERCIAL PAPER -- 22.1%

Australia & New Zealand
   Banking Group Ltd.
0.70%     04/06/09 ....................            820,000         819,920 (d)
0.82%     05/07/09 ....................            700,000         699,426 (d)
CBA Delaware Finance Inc.
0.75%     04/20/09 - 06/17/09 .........          1,400,000       1,398,660 (d)
Danske Corp.
0.99%     05/18/09 ....................            500,000         499,354 (d)
1.14%     07/15/09 ....................            830,000         827,240
HSBC Americas Inc.
0.38%     04/17/09 ....................            800,000         799,865 (d)
KFW International Finance Inc.
0.31%     04/15/09 ....................          1,000,000         999,880 (d)
Nordea North America Inc.
1.00%     07/13/09 ....................           500,000          498,570 (d)
Rabobank USA Financial Co.
0.20%     04/02/09 ....................            540,000         539,997 (d)
Westpac Banking Corp.
0.61%     06/02/09 ....................            760,000         759,202 (d)
                                                                 7,842,114

REPURCHASE AGREEMENTS -- 15.8%

Barclays
   0.20% dated 03/31/09, to be
   repurchased at $1,500,008 and
   500,003 on 04/01/09 collateralized
   by $1,530,519 and 510,008
   U.S. Government Agency Bonds
   respectively, 4.08% and 1.13%,
   maturing on 01/15/13 and
   01/15/12 respectively.
   04/01/09 ...........................          2,000,000       2,000,000 (d)

--------------------------------------------------------------------------------
                                                 PRINCIPAL       AMORTIZED
                                                    AMOUNT            COST
--------------------------------------------------------------------------------
Deutsche Bank Gov Agcy Repo
   0.19% dated 03/31/09, to be
   repurchased at $1,100,006 on
   04/01/09 collateralized by
   $1,122,318 U.S. Government
   Agency Bonds, 5.87% and
   5.38%, maturing on 01/05/27
   and 10/29/15 respectively
   04/01/09 ...........................       $  1,100,000   $   1,100,000 (d)
HSBC Gov Agcy Repo
   0.14% dated 03/31/09, to be
   repurchased at $1,104,077
   on 04/01/09 collateralized
   by $1,126,158 U.S. Government
   Agency Bond, 0.00%
   maturing 12/31/09.
   04/01/09 ...........................          1,100,000       1,100,000 (d)
JP Morgan Chase
   0.15% dated 03/31/09, to be
   repurchased at $1,391,697 on
   04/01/09 collateralized by
   $1,419,531 U.S. Government
   Agency Bond, 0.00%
   maturing 06/11/09.
   04/01/09 ...........................          1,390,000       1,390,000 (d)
                                                                 5,590,000

CORPORATE NOTES -- 11.2%

Abbey National Treasury
1.61%     08/28/09 ....................            300,000         300,037
1.65%     02/25/10 ....................            850,000         850,000
Bank of Nova Scotia
1.24%     01/15/10 ....................            730,000         730,000
Nordea Bank Fld Plc
0.52%     04/09/09 ....................            190,000         190,002 (d)
Royal Bank of Canada
1.23%     01/26/10 ....................          1,000,000       1,000,000
Toyota Motor Credit Corp
1.22%     09/15/09 ....................            880,000         880,000 (d)
                                                                 3,950,039

TIME DEPOSIT -- 4.4%

Bank Of Ireland
0.40%     04/01/09 ....................          1,410,000       1,410,000 (d)
State Street Corp.
0.01%     04/01/09 ....................            151,662         151,662 (e)
                                                                 1,561,662

CERTIFICATES OF DEPOSIT -- 31.2%

Bank Of Montreal
0.47%     04/10/09 ....................          1,250,000       1,250,000 (d)
Bank Of Nova Scotia
0.70%     06/04/09 ....................            500,000         500,000 (d)
Barclays Bank
1.35%     05/11/09 - 05/29/09 .........          1,370,000       1,370,000

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

MONEY MARKET FUND

Schedule of Investments                               March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL       AMORTIZED
                                                    AMOUNT            COST
--------------------------------------------------------------------------------
BNP Paribas NY
0.81%     04/08/09 ....................       $    840,000   $     840,000 (d)
1.00%     05/22/09 ....................            590,000         590,000 (d)
Calyon NY Branch
1.00%     06/15/09 ....................            890,000         890,000 (d)
1.15%     07/01/09 ....................            500,000         500,000
Chase Bank USA NA
0.55%     05/12/09 ....................            650,000         650,000 (d)
Deutsche Bank
0.62%     06/25/09 ....................            800,000         800,000 (d)
Lloyds TSB Bank PLC NY
1.34%     04/08/09 ....................            700,000         700,052
Rabobank Nederland NY
0.52%     04/06/09 ....................          1,000,000       1,000,000 (d)
Societe Generale
0.95%     06/08/09 ....................            500,000         500,011 (d)
1.00%     06/19/09 ....................            300,000         300,000 (d)
Toronto Dominion Bank
1.62%     08/10/09 ....................            670,000         670,000
U.S Bank N.A.
0.75%     06/23/09 ....................            500,000         500,000 (d)
                                                                11,060,063

TOTAL SHORT-TERM INVESTMENTS
   (COST $35,549,664) .................                         35,549,664

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (0.4)% ......................                           (126,374)
                                                             -------------

NET ASSETS -- 100.0% ..................                      $  35,423,290
                                                             =============

See Notes to Schedules of Investments on page 82 and Notes to Financial Statements on page 102.

Notes to Schedules of Investments                     March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $5,103,588 and $8,912,201 or 1.19% and 2.79% of net assets for the GE
      Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(k) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(l) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(m) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(n) Illiquid Securities. At March 31, 2009, these securities amounted to $6,015,453 and $21,309,745 or 1.28% and 6.30% of net assets for the GE
      Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(o) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

+     Percentages are based on net assets as of March 31, 2009.

*     Less than 0.1%

Abbreviations:

ADR     American Depository Receipt

GDR     Global Depository Receipt

NVDR    Non-Voting Depository Receipt

REGD.   Registered

REIT    Real Estate Investment Trust

REMIC   Real Estate Mortgage Investment Conduit

SPDR    Standard and Poor's Depository Receipt

STRIPS  Separate Trading of Registered Interest and Principal of Security

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                                U.S.
                                                                                              EQUITY
                                                                                                FUND
                                                               ---------------------------------------------------------------------
                                                                                            INVESTMENT
                                                                                              CLASS
                                                               ---------------------------------------------------------------------
                                                               3/31/09+       9/30/08      9/30/07    9/30/06    9/30/05    9/30/04
                                                               ---------------------------------------------------------------------
INCEPTION DATE .............................................         --            --           --         --         --   11/25/97
Net asset value, beginning of period .......................   $  10.73      $  14.67     $  13.29   $  12.07   $  11.13   $  10.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...................................       0.07          0.16         0.21       0.17       0.19       0.13
   Net realized and unrealized gains (losses) on
      investments ..........................................      (3.16)        (2.50)        1.96       1.22       0.91       0.91
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............      (3.09)        (2.34)        2.17       1.39       1.10       1.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................       0.15          0.18         0.21       0.17       0.16       0.11
   Net realized gains ......................................         --          1.42         0.58         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................       0.15          1.60         0.79       0.17       0.16       0.11
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............................   $   7.49      $  10.73     $  14.67   $  13.29   $  12.07   $  11.13
====================================================================================================================================
TOTAL RETURN (a) ...........................................     (28.82)%      (17.63)%      16.98%     11.67%      9.89%     10.24%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................   $330,064      $462,644     $627,920   $553,358   $381,472   $346,065
   Ratios to average net assets:
      Net investment income ................................       1.92%         1.21%        1.50%      1.43%      1.65%      1.18%
      Gross Expenses .......................................       0.37%*        0.37%        0.36%      0.37%      0.37%      0.37%
      Net Expenses .........................................       0.37%(b)*     0.36%(b)     0.36%      0.37%      0.37%      0.37%
      Portfolio turnover rate ..............................         27%           55%          58%        56%        42%        29%

                                                                                            U.S.
                                                                                          EQUITY
                                                                                            FUND
                                                               ---------------------------------------------------------------------
                                                                                          SERVICE
                                                                                           CLASS
                                                               ---------------------------------------------------------------------
                                                               3/31/09+       9/30/08      9/30/07    9/30/06    9/30/05    9/30/04
                                                               ---------------------------------------------------------------------
INCEPTION DATE .............................................         --            --           --         --         --     1/3/01
Net asset value, beginning of period .......................   $  10.71       $ 14.64     $  13.27   $  12.05   $  11.11   $  10.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...................................       0.12**        0.14         0.17       0.15       0.16       0.10
   Net realized and unrealized gains (losses) on
      investments ..........................................      (3.17)**      (2.51)        1.96       1.21       0.91       0.92
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............      (3.05)        (2.37)        2.13       1.36       1.07       1.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................       0.12          0.14         0.18       0.14       0.13       0.09
   Net realized gains ......................................         --          1.42         0.58         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................       0.12          1.56         0.76       0.14       0.13       0.09
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............................   $   7.54       $ 10.71     $  14.64   $  13.27   $  12.05   $  11.11
====================================================================================================================================
TOTAL RETURN (a) ...........................................     (25.94)%      (17.83)%      16.68%     11.41%      9.63%     10.02%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................   $      2      $ 22,253     $ 34,971   $ 28,140   $ 26,171   $ 24,348
   Ratios to average net assets:
      Net investment income ................................       1.81%         0.96%        1.25%      1.19%      1.43%      0.93%
      Gross Expenses .......................................       0.62%*        0.62%        0.61%      0.62%      0.62%      0.62%
      Net Expenses .........................................       0.62%(b)*     0.61%(b)     0.61%      0.62%      0.62%      0.62%
      Portfolio turnover rate ..............................         27%           55%          58%        56%        42%        29%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                             S&P 500
                                                                                               INDEX
                                                                                                FUND
                                                               ---------------------------------------------------------------------
                                                                                            INVESTMENT
                                                                                              CLASS
                                                               ---------------------------------------------------------------------
                                                               3/31/09+       9/30/08      9/30/07    9/30/06    9/30/05    9/30/04
                                                               ---------------------------------------------------------------------
INCEPTION DATE .............................................         --            --           --         --         --   11/25/97
Net asset value, beginning of period .......................   $  11.23      $  14.69     $  12.81   $  11.80   $  10.71   $   9.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...................................       0.13          0.26         0.24       0.22       0.23       0.17
   Net realized and unrealized gains (losses) on
      investments ..........................................      (3.52)        (3.46)        1.84       1.01       1.06       1.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............      (3.39)        (3.20)        2.08       1.23       1.29       1.30
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................       0.25          0.26         0.20       0.22       0.20       0.18
   Net realized gains ......................................         --            --           --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................       0.25          0.26         0.20       0.22       0.20       0.18
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............................   $   7.59      $  11.23     $  14.69   $  12.81   $  11.80   $  10.71
====================================================================================================================================
TOTAL RETURN (a) ...........................................     (30.29)%      (22.13)%      16.36%     10.53%     12.08%     13.62%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................   $ 25,442      $119,460     $151,025   $111,143   $102,607   $ 91,628
   Ratios to average net assets:
      Net investment income ................................       3.00%         2.03%        1.87%      1.82%      1.96%      1.57%
      Gross Expenses .......................................       0.15%*        0.15%        0.15%      0.15%      0.15%      0.15%
      Net Expenses .........................................       0.15%(b)*     0.15%(b)     0.15%      0.15%      0.15%      0.15%
      Portfolio turnover rate ..............................         10%           17%          12%        12%        12%        13%

                                                                                                          S&P 500
                                                                                                            INDEX
                                                                                                             FUND
                                                                                        --------------------------------------------
                                                                                                          SERVICE
                                                                                                           CLASS
                                                                                        --------------------------------------------
                                                                                        3/31/09+      9/30/08     9/30/07   9/30/06
                                                                                        --------------------------------------------
INCEPTION DATE ......................................................................         --           --          --   9/30/05
Net asset value, beginning of period ................................................   $  11.19      $ 14.64     $ 12.79   $ 11.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ............................................................       0.01         0.24        0.25      0.24
   Net realized and unrealized gains (losses) on investments ........................      (3.40)       (3.46)       1.79      0.96
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ......................................      (3.39)       (3.22)       2.04      1.20
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............................................................       0.23         0.23        0.19      0.21
   Net realized gains ...............................................................         --           --          --        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................................................................       0.23         0.23        0.19      0.21
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ......................................................   $   7.57      $ 11.19     $ 14.64   $ 12.79
====================================================================================================================================
TOTAL RETURN (a) ....................................................................     (30.46)%     (22.28)%     15.98%    10.39%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .........................................   $    763      $ 1,087     $   936   $    47
   Ratios to average net assets:
      Net investment income .........................................................       2.90%        1.79%       1.63%     1.59%
      Gross Expenses ................................................................       0.42%*       0.40%       0.40%     0.40%
      Net Expenses ..................................................................       0.42%(b)*    0.40%(b)    0.40%     0.40%
      Portfolio turnover rate .......................................................         10%          17%         12%       12%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                            CORE VALUE
                                                                                                EQUITY
                                                                                                  FUND
                                                               ---------------------------------------------------------------------
                                                                                            INVESTMENT
                                                                                              CLASS
                                                               ---------------------------------------------------------------------
                                                               3/31/09+       9/30/08      9/30/07    9/30/06    9/30/05    9/30/04
                                                               ---------------------------------------------------------------------
INCEPTION DATE .............................................         --            --           --         --         --     2/2/00
Net asset value, beginning of period .......................   $   9.60      $  12.43     $  11.49   $  10.40   $   9.51   $   8.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...................................       0.09          0.16         0.21       0.18       0.23       0.12
   Net realized and unrealized gains (losses) on
      investments ..........................................      (2.89)        (1.88)        1.84       1.09       0.86       1.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............      (2.80)        (1.72)        2.05       1.27       1.09       1.13
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................       0.17          0.14         0.23       0.18       0.20       0.11
   Net realized gains ......................................       0.16          0.97         0.88         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................       0.33          1.11         1.11       0.18       0.20       0.11
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............................   $   6.47      $   9.60     $  12.43   $  11.49   $  10.40   $   9.51
====================================================================================================================================
TOTAL RETURN (a) ...........................................     (29.39)%      (15.02)%      18.94%     12.42%     11.48%     13.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................   $ 90,757      $ 95,082     $108,986   $ 91,030   $ 86,267   $134,299
   Ratios to average net assets:
      Net investment income ................................       2.65%         1.45%        1.73%      1.55%      1.88%      1.41%
      Gross Expenses .......................................       0.44%*        0.43%        0.43%      0.44%      0.43%      0.41%
      Net Expenses .........................................       0.44%(b)*     0.42%(b)     0.43%      0.44%      0.43%      0.41%
      Portfolio turnover rate ..............................         33%           62%          43%        52%        36%        45%

                                                                                                         CORE VALUE
                                                                                                             EQUITY
                                                                                                               FUND
                                                                                        --------------------------------------------
                                                                                                          SERVICE
                                                                                                           CLASS
                                                                                        --------------------------------------------
                                                                                        3/31/09+     9/30/08     9/30/07    9/30/06
                                                                                        --------------------------------------------
INCEPTION DATE ......................................................................         --           --          --   9/30/05
Net asset value, beginning of period ................................................   $   9.58      $ 12.40     $ 11.47   $ 10.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ............................................................       0.01         0.14        0.26      0.15
   Net realized and unrealized gains (losses) on investments ........................      (2.81)       (1.87)       1.76      1.10
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ......................................      (2.80)       (1.73)       2.02      1.25
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............................................................       0.16         0.12        0.21      0.18
   Net realized gains ...............................................................       0.16         0.97        0.88        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................................................................       0.32         1.09        1.09      0.18
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ......................................................   $   6.46      $  9.58     $ 12.40   $ 11.47
====================================================================================================================================
TOTAL RETURN (a) ....................................................................     (29.42)%     (15.18)%     18.69%    12.16%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .........................................   $    169      $    32     $    36   $    14
   Ratios to average net assets:
      Net investment income .........................................................       2.31%        1.20%       1.38%     1.32%
      Gross Expenses ................................................................       0.69%*       0.67%       0.68%     0.67%
      Net Expenses ..................................................................       0.69%(b)*    0.67%(b)    0.68%     0.67%
      Portfolio turnover rate .......................................................         33%          62%         43%       52%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                                PREMIER
                                                                                                 GROWTH
                                                                                            EQUITY FUND
                                                               ---------------------------------------------------------------------
                                                                                            INVESTMENT
                                                                                              CLASS
                                                               ---------------------------------------------------------------------
                                                               3/31/09+       9/30/08      9/30/07    9/30/06    9/30/05    9/30/04
                                                               ---------------------------------------------------------------------
INCEPTION DATE                                                       --            --           --         --         --   10/29/99
Net asset value, beginning of period .......................   $   9.59      $  12.46     $  10.96   $  10.46   $   9.59  $    9.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...................................       0.03          0.07         0.08       0.08       0.10       0.05
   Net realized and unrealized gains (losses) on
      investments ..........................................      (2.83)        (1.76)        1.55       0.49       0.86       0.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............      (2.80)        (1.69)        1.63       0.57       0.96       0.61
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................       0.09          0.07         0.08       0.07       0.09       0.04
   Net realized gains ......................................       1.11          1.11         0.05         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................       1.20          1.18         0.13       0.07       0.09       0.04
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............................   $   5.59      $   9.59     $  12.46   $  10.96   $  10.46  $    9.59
====================================================================================================================================
TOTAL RETURN (a) ...........................................     (28.82)%      (14.62)%      15.02%      5.47%      9.97%      6.79%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................   $182,675      $268,005     $411,725   $455,088   $332,148  $ 335,473
   Ratios to average net assets:
      Net investment income ................................       1.05%         0.69%        0.58%      0.83%      1.05%      0.60%
      Gross Expenses .......................................       0.39%*        0.37%        0.37%      0.37%      0.37%      0.37%
      Net Expenses .........................................       0.39%(b)*     0.37%(b)     0.37%      0.37%      0.37%      0.37%
      Portfolio turnover rate ..............................         13%           28%          29%        31%        31%        20%

                                                                                                PREMIER
                                                                                                 GROWTH
                                                                                            EQUITY FUND
                                                               ---------------------------------------------------------------------
                                                                                              SERVICE
                                                                                               CLASS
                                                               ---------------------------------------------------------------------
                                                                 3/31/09+     9/30/08      9/30/07    9/30/06    9/30/05    9/30/04
                                                               ---------------------------------------------------------------------
INCEPTION DATE .............................................         --            --           --         --         --     1/3/01
Net asset value, beginning of period .......................   $   9.53      $  12.41     $  10.92   $  10.42   $   9.57   $   9.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...................................       0.53          0.64         0.04       0.06       0.09       0.01
   Net realized and unrealized gains (losses) on
      investments ..........................................      (3.32)        (2.41)        1.55       0.49       0.83       0.58
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............      (2.79)        (1.77)        1.59       0.55       0.92       0.59
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................       0.08            --         0.05       0.05       0.07       0.02
   Net realized gains ......................................       1.11          1.11         0.05         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................       1.19          1.11         0.10       0.05       0.07       0.02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............................   $   5.55      $   9.53     $  12.41   $  10.92   $  10.42   $   9.57
====================================================================================================================================
TOTAL RETURN (a) ...........................................     (28.89)%      (15.30)%      14.71%      5.24%      9.63%      6.58%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................   $  2,044      $  3,014     $135,856   $130,673   $123,773   $109,063
   Ratios to average net assets:
      Net investment income ................................       0.80%         0.24%        0.33%      0.57%      0.77%      0.36%
      Gross Expenses .......................................       0.64%*        0.62%        0.62%      0.62%      0.62%      0.61%
      Net Expenses .........................................       0.64%(b)*     0.62%(b)     0.62%      0.62%      0.62%      0.61%
      Portfolio turnover rate ..............................         13%           28%          29%        31%        31%        20%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                       SMALL-CAP
                                                                                          EQUITY
                                                                                            FUND
                                                      -----------------------------------------------------------------------------
                                                                                       INVESTMENT
                                                                                          CLASS
                                                      -----------------------------------------------------------------------------
                                                       3/31/09+        9/30/08        9/30/07     9/30/06     9/30/05     9/30/04
                                                      -----------------------------------------------------------------------------
INCEPTION DATE                                               --              --             --          --          --      8/3/98
Net asset value, beginning of period ..............   $   12.35       $   16.51      $   15.41   $   14.71   $   12.87   $   10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................        0.07            0.10           0.10        0.07        0.11        0.03
   Net realized and unrealized gains (losses)
      on investments ..............................       (4.36)          (2.67)          2.18        0.96        2.54        1.94
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....       (4.29)          (2.57)          2.28        1.03        2.65        1.97
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................        0.09            0.08           0.08        0.06        0.09        0.03
   Net realized gains .............................          --            1.51           1.10        0.27        0.72        0.06
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................        0.09            1.59           1.18        0.33        0.81        0.09
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $    7.97       $   12.35      $   16.51   $   15.41   $   14.71   $   12.87
===================================================================================================================================
TOTAL RETURN (a) ..................................      (34.77)%        (16.86)%        15.43%       7.13%      21.11%      17.97%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $ 412,907       $ 635,849      $ 806,577   $ 632,992   $ 368,178   $ 206,327
   Ratios to average net assets:
      Net investment income .......................        0.82%           0.68%          0.64%       0.53%       0.79%       0.32%
      Gross Expenses ..............................        0.92%*          0.61%          0.61%       0.61%       0.61%       0.62%
      Net Expenses ................................        0.92%(b)*       0.60%(b)       0.61%       0.61%       0.61%       0.62%
      Portfolio turnover rate .....................          28%             73%            51%         47%         33%        107%

                                                                            SMALL-CAP
                                                                               EQUITY
                                                                                 FUND
                                                      -----------------------------------------------------
                                                                             SERVICE
                                                                              CLASS
                                                      -----------------------------------------------------
                                                       3/31/09+        9/30/08        9/30/07     9/30/06
                                                      -----------------------------------------------------
INCEPTION DATE ....................................          --              --             --     9/30/05
Net asset value, beginning of period ..............   $   12.31       $   16.47      $   15.38   $   14.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................        0.10            0.06           0.08        0.05
   Net realized and unrealized gains (losses)
      on investments ..............................       (4.38)          (2.67)          2.16        0.94
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....       (4.28)          (2.61)          2.24        0.99
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................        0.01            0.04           0.05        0.05
   Net realized gains .............................          --            1.51           1.10        0.27
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................        0.01            1.55           1.15        0.32
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $    8.02       $   12.31      $   16.47   $   15.38
===========================================================================================================
TOTAL RETURN (a) ..................................      (34.81)%        (17.14)%        15.20%       6.87%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $      21       $      87      $      39   $      16
   Ratios to average net assets:
      Net investment income .......................        0.58%           0.43%          0.37%       0.28%
      Gross Expenses ..............................        1.17%*          0.86%          0.85%       0.86%
      Net Expenses ................................        1.17%(b)*       0.85%(b)       0.85%       0.86%
      Portfolio turnover rate .....................          28%             73%            51%         47%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                      INTERNATIONAL
                                                                                             EQUITY
                                                                                               FUND
                                                      -----------------------------------------------------------------------------
                                                                                       INVESTMENT
                                                                                          CLASS
                                                      -----------------------------------------------------------------------------
                                                       3/31/09+          9/30/08         9/30/07     9/30/06    9/30/05   9/30/04
                                                      -----------------------------------------------------------------------------
INCEPTION DATE ....................................           --               --              --          --        --   11/25/97
Net asset value, beginning of period ..............   $    13.51       $    19.96      $    15.11  $    12.72  $  10.22  $    8.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................         0.07             0.43            0.30        0.24      0.19       0.15
   Net realized and unrealized gains (losses)
      on investments ..............................        (4.54)           (5.31)           4.92        2.33      2.47       1.67
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....        (4.47)           (4.88)           5.22        2.57      2.66       1.82
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................         0.38             0.31            0.24        0.18      0.16       0.12
   Net realized gains .............................         1.11             1.26            0.13          --        --         --
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...............................         1.49             1.57            0.37        0.18      0.16       0.12
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $     7.55       $    13.51      $    19.96  $    15.11  $  12.72  $   10.22
===================================================================================================================================
TOTAL RETURN (a) ..................................       (34.43)%         (26.41)%         35.09%      20.39%    26.26%     21.53%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $1,214,875       $1,892,548      $2,375,946  $1,377,877  $738,984  $ 511,858
   Ratios to average net assets:
      Net investment income .......................         1.61%            2.62%           2.00%       2.04%     1.85%      1.73%
      Gross Expenses ..............................         0.55%*           0.56%           0.56%       0.56%     0.57%      0.57%
      Net Expenses ................................         0.55%(b)*        0.55%(b)        0.56%       0.56%     0.57%      0.57%
      Portfolio turnover rate .....................           22%              38%             32%         26%       52%        32%

                                                                                      INTERNATIONAL
                                                                                             EQUITY
                                                                                               FUND
                                                      -----------------------------------------------------------------------------
                                                                                         SERVICE
                                                                                          CLASS
                                                      -----------------------------------------------------------------------------
                                                       3/31/09+        9/30/08        9/30/07     9/30/06     9/30/05     9/30/04
                                                      -----------------------------------------------------------------------------
INCEPTION DATE ....................................          --              --             --           --         --      1/3/01
Net asset value, beginning of period ..............   $   13.44       $   19.88      $   15.06   $    12.69  $   10.19   $    8.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................       (0.18)           0.54           0.16         0.17       0.16        0.14
   Net realized and unrealized gains (losses)
      on investments ..............................       (4.27)          (5.44)          5.00         2.35       2.48        1.66
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....       (4.45)          (4.90)          5.16         2.52       2.64        1.80
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................        0.37            0.28           0.21         0.15       0.14        0.11
   Net realized gains .............................        1.11            1.26           0.13           --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................        1.48            1.54           0.34         0.15       0.14        0.11
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $    7.51       $   13.44      $   19.88   $    15.06  $   12.69   $   10.19
===================================================================================================================================
TOTAL RETURN (a) ..................................      (34.48)%        (26.60)%        34.75%       20.02%     26.05%      21.23%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $ 210,347       $  53,692      $  51,244   $   16,352  $   8,096   $   6,032
   Ratios to average net assets:
      Net investment income .......................        1.57%           2.78%          1.61%        1.68%      1.61%       1.52%
      Gross Expenses ..............................        0.79%*          0.81%          0.81%        0.81%      0.82%       0.82%
      Net Expenses ................................        0.79%(b)*       0.80%(b)       0.81%        0.81%      0.82%       0.82%
      Portfolio turnover rate .....................          22%             38%            32%          26%        52%         32%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                        STRATEGIC
                                                                                       INVESTMENT
                                                                                             FUND
                                                      -----------------------------------------------------------------------------
                                                                                       INVESTMENT
                                                                                          CLASS
                                                      -----------------------------------------------------------------------------
                                                       3/31/09+        9/30/08        9/30/07     9/30/06     9/30/05     9/30/04
                                                      -----------------------------------------------------------------------------
INCEPTION DATE ....................................          --              --             --          --          --    10/29/99
Net asset value, beginning of period ..............   $   10.62       $   13.45      $   11.77   $   11.14   $   10.46   $    9.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................        0.09            0.26           0.27        0.22        0.19        0.13
   Net realized and unrealized gains (losses)
      on investments ..............................       (2.15)          (2.32)          1.93        0.90        0.78        0.66
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....       (2.06)          (2.06)          2.20        1.12        0.97        0.79
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................        0.25            0.25           0.24        0.19        0.15        0.11
   Net realized gains .............................        0.04            0.52           0.28        0.30        0.14          --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................        0.29            0.77           0.52        0.49        0.29        0.11
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $    8.27       $   10.62      $   13.45   $   11.77   $   11.14   $   10.46
===================================================================================================================================
TOTAL RETURN (a) ..................................      (19.41)%        (16.13)%        19.24%      10.38%       9.33%       8.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $ 428,708       $ 522,383      $ 547,835   $ 349,564   $ 172,146   $ 112,960
   Ratios to average net assets:
      Net investment income .......................        2.10%           2.24%          2.43%       2.33%       2.03%       1.57%
      Gross Expenses ..............................        0.31%*          0.36%          0.36%       0.37%       0.38%       0.39%
      Net Expenses ................................        0.31%(b)*       0.34%(b)       0.36%       0.37%       0.38%       0.39%
      Portfolio turnover rate .....................          94%            177%           158%        143%        131%        158%

                                                                             STRATEGIC
                                                                            INVESTMENT
                                                                                  FUND
                                                      -----------------------------------------------------
                                                                             SERVICE
                                                                              CLASS
                                                      -----------------------------------------------------
                                                       3/31/09+        9/30/08        9/30/07     9/30/06
                                                      -----------------------------------------------------
INCEPTION DATE ....................................          --              --             --     9/30/05
Net asset value, beginning of period ..............   $   10.57       $   13.42      $   11.74   $   11.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................       (0.08)           0.18           0.27        0.23
   Net realized and unrealized gains (losses)
      on investments ..............................       (1.98)          (2.27)          1.90        0.85
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....       (2.06)          (2.09)          2.17        1.08
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................        0.24            0.24           0.21        0.18
   Net realized gains .............................        0.04            0.52           0.28        0.30
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................        0.28            0.76           0.49        0.48
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $    8.23       $   10.57      $   13.42   $   11.74
===========================================================================================================
TOTAL RETURN (a) ..................................      (19.53)%        (16.44)%        19.01%      10.04%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $     572       $     715      $      55   $      11
   Ratios to average net assets:
      Net investment income .......................        1.85%           1.87%          2.21%       1.95%
      Gross Expenses ..............................        0.56%*          0.61%          0.61%       0.61%
      Net Expenses ................................        0.56%(b)*       0.57%(b)       0.61%       0.61%
      Portfolio turnover rate .....................          94%            177%           158%        143%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                         INCOME
                                                                                           FUND
                                                      -----------------------------------------------------------------------------
                                                                                       INVESTMENT
                                                                                          CLASS
                                                      -----------------------------------------------------------------------------
                                                       3/31/09+        9/30/08        9/30/07     9/30/06     9/30/05     9/30/04
                                                      -----------------------------------------------------------------------------
INCEPTION DATE                                               --              --             --          --          --    11/21/97
Net asset value, beginning of period ..............   $    8.94       $    9.29      $    9.35   $    9.50   $    9.87   $   10.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................        0.19            0.43           0.51        0.49        0.42        0.38
   Net realized and unrealized gains (losses)
      on investments ..............................       (0.23)          (0.35)         (0.06)      (0.15)      (0.16)      (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..........................       (0.04)           0.08           0.45        0.34        0.26        0.33
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................        0.19            0.43           0.51        0.49        0.42        0.38
   Net realized gains .............................        0.01              --             --          --        0.21        0.16
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................        0.20            0.43           0.51        0.49        0.63        0.54
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $    8.70       $    8.94      $    9.29   $    9.35   $    9.50   $    9.87
===================================================================================================================================
TOTAL RETURN (a) ..................................       (0.33)%          0.80%          4.95%       3.75%       2.72%       3.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $ 318,638       $ 324,385      $ 344,261   $ 294,484   $ 238,846   $ 222,114
   Ratios to average net assets:
      Net investment income .......................        4.60%           4.64%          5.49%       5.33%       4.35%       3.87%
      Gross Expenses ..............................        0.19%*          0.23%          0.23%       0.24%       0.24%       0.24%
      Net Expenses ................................        0.19%(b)*       0.20%(b)       0.23%       0.24%       0.24%       0.24%
      Portfolio turnover rate .....................         181%            485%           421%        341%        298%        369%

                                                                             INCOME
                                                                               FUND
                                                      -----------------------------------------------------
                                                                            SERVICE
                                                                             CLASS
                                                      -----------------------------------------------------
                                                       3/31/09+        9/30/08        9/30/07     9/30/06
                                                      -----------------------------------------------------
INCEPTION DATE ....................................          --              --             --     9/30/05
Net asset value, beginning of period ..............   $    9.12       $    9.30      $    9.35   $    9.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................        0.18            0.37           0.49        0.47
   Net realized and unrealized gains (losses)
      on investments ..............................       (0.21)          (0.14)         (0.05)      (0.15)
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..........................       (0.03)           0.23           0.44        0.32
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................        0.19            0.41           0.49        0.47
   Net realized gains .............................        0.01              --             --          --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................        0.20            0.41           0.49        0.47
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ....................   $    8.89       $    9.12      $    9.30   $    9.35
===========================================================================================================
TOTAL RETURN (a) ..................................       (0.40)%          2.41%          4.80%       3.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $     412       $     453      $      17   $      11
   Ratios to average net assets:
      Net investment income .......................        4.35%           4.06%          5.25%       5.10%
      Gross Expenses ..............................        0.44%*          0.47%          0.48%       0.49%
      Net Expenses ................................        0.44%(b)*       0.43%(b)       0.48%       0.49%
      Portfolio turnover rate .....................         181%            485%           421%        341%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                MONEY MARKET
                                                                                        FUND
                                       ---------------------------------------------------------------------------------------------
                                                             INVESTMENT                                     SERVICE
                                                                CLASS                                        CLASS
                                       -----------------------------------------------------  --------------------------------------
                                       3/31/09+  9/30/08  9/30/07  9/30/06  9/30/05  9/30/04  3/31/09+   9/30/08  9/30/07  9/30/06
                                       -----------------------------------------------------  --------------------------------------
INCEPTION DATE                              --        --       --       --       --  12/2/97       --         --       --  9/30/05
Net asset value, beginning of
   period ...........................  $  1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00    $  1.00  $  1.00  $  1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ............     0.01      0.03     0.05     0.04     0.02     0.01     0.00(c)    0.03     0.05     0.04
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT
   OPERATIONS .......................     0.01      0.03     0.05     0.04     0.02     0.01     0.00(c)    0.03     0.05     0.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............     0.01      0.03     0.05     0.04     0.02     0.01     0.00(c)    0.03     0.05     0.04
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................     0.01      0.03     0.05     0.04     0.02     0.01     0.00(c)    0.03     0.05     0.04
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ......  $  1.00   $  1.00  $  1.00  $  1.00   $ 1.00  $  1.00  $  1.00    $  1.00  $  1.00  $  1.00
====================================================================================================================================
TOTAL RETURN (a) ....................     0.61%     3.25%    5.25%    4.56%    2.33%    1.00%    0.48%      2.99%    5.00%    4.30%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (in thousands) ................  $35,412   $29,071  $26,952  $24,409  $11,592  $63,972  $    11    $    11  $    11  $    10
   Ratios to average net assets:
      Net investment income .........     1.18%     3.18%    5.12%    4.62%    2.04%    0.99%    0.97%      2.94%    4.89%    4.25%
      Gross Expenses ................     0.24%*    0.25%    0.24%    0.25%    0.26%    0.21%    0.49%*     0.50%    0.48%    0.50%
      Net Expenses ..................     0.24%*    0.25%    0.24%    0.25%    0.26%    0.21%    0.49%*     0.50%    0.48%    0.50%

See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

(b)   Includes waiver related to Fund of Funds investment.

(c)   Less than 0.1%

*     Annualized for periods less than one year.

**    Average shares method used.

+     Unaudited

See Notes to Financial Highlights and Notes to Financial Statements.

Statements of Assets
and Liabilities MARCH 31, 2009 (UNAUDITED)

                                                                                   U.S.         S&P 500      CORE VALUE
                                                                                 EQUITY           INDEX          EQUITY
                                                                                   FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $447,448,538;
      $41,803,848; $108,606,222; $258,610,466; $583,984,463;
      $2,129,859,562; $442,715,137; $336,636,475 and $0
      respectively) ..................................................   $  320,640,470   $  25,317,512   $  88,823,998
   Investments in affiliated securities, at market (cost $128,965;
      $1,188,554; $34,626; $248,345; $129,433; $361,973; $1,524,186;
      $1,752,082; and $0, respectively) ..............................           67,062         421,390          18,006
   Short-term Investments at Market (cost $0; $72,646; $0; $0; $0; $0;
      $15,993,711; $0 and $0, respectively) ..........................              --          72,640              --
   Short-term affiliated investments (at amortized cost) .............        8,925,923         340,787       1,639,039
   Repurchase Agreement ..............................................               --              --              --
   Foreign currency (cost $0; $0; $0; $0; $14,149, $0; $146,711; $0
      and $0, respectively) ..........................................               --              --              --
   Receivable for investments sold ...................................        1,397,522           1,081         934,668
   Income receivables ................................................          378,283          50,504         151,423
   Receivable for fund shares sold ...................................           40,701          13,469           7,808
   Variation margin receivable .......................................               --           6,146           2,625
   Other Assets ......................................................               --              --              --
------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ...................................................      331,449,961      26,223,529      91,577,567
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders ..............................               --              --              --
   Payable for investments purchased .................................          915,573           5,238         612,850
   Payable for fund shares redeemed ..................................          299,085           2,675              --
   Payable to GEAM ...................................................           98,607           2,037          31,655
   Accrued other expenses ............................................           33,870           8,979           6,378
   Variation margin payable ..........................................           36,750              --              --
   Other liabilities .................................................               --              --              --
------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..............................................        1,383,885          18,929         650,883
------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................   $  330,066,076   $  26,204,600   $  90,926,684
------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ...................................................      524,457,272      74,862,864     123,781,616
   Undistributed (distribution in excess of) net investment income ...        1,441,740         220,562         524,368
   Accumulated net realized gain (loss) ..............................      (68,948,661)    (31,648,450)    (13,581,307)
   Net unrealized appreciation/(depreciation) on:
      Investments ....................................................     (126,869,971)    (17,253,507)    (19,798,844)
      Futures ........................................................          (14,493)         23,131             851
      Foreign currency related transaction ...........................              189              --              --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................   $  330,066,076   $  26,204,600   $  90,926,684
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ........................................................      330,064,002      25,441,557      90,757,208
   Shares outstanding ($.001 par value; unlimited shares
      authorized) ....................................................       44,085,090       3,350,238      14,018,915
   Net asset value, offering and redemption price per share ..........             7.49            7.59            6.47
SERVICE CLASS:
   Net assets ........................................................            2,074         763,043         169,476
   Shares outstanding ($.001 par value; unlimited shares
      authorized) ....................................................              275         100,769          26,244
   Net asset value, offering and redemption price per share                        7.54            7.57            6.46

See Notes to Financial Statements.

                                                                               PREMIER       SMALL-CAP    INTERNATIONAL
                                                                                GROWTH          EQUITY           EQUITY
                                                                           EQUITY FUND            FUND             FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $447,448,538;
      $41,803,848; $108,606,222; $258,610,466; $583,984,463;
      $2,129,859,562; $442,715,137; $336,636,475 and $0
      respectively) ..................................................   $ 176,589,521   $ 383,461,250   $1,366,761,592
   Investments in affiliated securities, at market (cost $128,965;
      $1,188,554; $34,626; $248,345; $129,433; $361,973; $1,524,186;
      $1,752,082; and $0, respectively)...............................         129,140          67,305          188,226
   Short-term Investments at Market (cost $0; $72,646; $0; $0; $0; $0;
      $15,993,711; $0 and $0, respectively) ..........................              --              --               --
   Short-term affiliated investments (at amortized cost) .............       8,334,844      23,186,314       30,203,856
   Repurchase Agreement ..............................................              --              --               --
   Foreign currency (cost $0; $0; $0; $0; $14,149, $0; $146,711; $0
      and $0, respectively) ..........................................              --              --           14,150
   Receivable for investments sold ...................................       9,027,602       1,141,037        5,528,160
   Income receivables ................................................          75,685         376,096        8,530,928
   Receivable for fund shares sold ...................................           1,602       5,738,352       17,041,569
   Variation margin receivable .......................................          95,345              --           36,374
   Other Assets ......................................................              --              --          988,149
------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ...................................................     194,253,739     413,970,354    1,429,293,004
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders ..............................              --              --               --
   Payable for investments purchased .................................       1,067,023         626,799        1,885,616
   Payable for fund shares redeemed ..................................       8,385,093           9,053        1,366,834
   Payable to GEAM ...................................................          58,558         109,910          621,483
   Accrued other expenses ............................................          23,778         235,217          147,360
   Variation margin payable ..........................................              --              --           49,817
   Other liabilities .................................................              --              --               --
------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..............................................       9,534,452         980,979        4,071,110
------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................   $ 184,719,287   $ 412,989,375   $1,425,221,894
------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ...................................................     285,649,214     723,535,471    2,478,139,704
   Undistributed (distribution in excess of) net investment income ...         486,800         693,939       11,209,027
   Accumulated net realized gain (loss) ..............................     (19,247,407)   (110,654,694)    (300,822,430)
   Net unrealized appreciation/(depreciation) on:
      Investments ....................................................     (82,140,150)   (200,585,341)    (763,271,717)
      Futures ........................................................         (29,170)             --          (28,745)
      Foreign currency related transaction ...........................              --              --           (3,945)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................   $ 184,719,287   $ 412,989,375   $1,425,221,894
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ........................................................     182,674,832     412,968,326    1,214,874,863
   Shares outstanding ($.001 par value; unlimited shares
      authorized) ....................................................      32,683,962      51,829,827      160,877,006
   Net asset value, offering and redemption price per share ..........            5.59            7.97             7.55
SERVICE CLASS:
   Net assets ........................................................       2,044,455          21,049      210,347,031
   Shares outstanding ($.001 par value; unlimited shares
      authorized) ....................................................         368,544           2,625       28,016,307
   Net asset value, offering and redemption price per share ..........            5.55            8.02             7.51


                                                                             STRATEGIC                            MONEY
                                                                            INVESTMENT         INCOME            MARKET
                                                                                  FUND           FUND              FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $447,448,538;
      $41,803,848; $108,606,222; $258,610,466; $583,984,463;
      $2,129,859,562; $442,715,137; $336,636,475 and $0
      respectively) ..................................................   $ 334,204,851   $320,948,262      $         --
   Investments in affiliated securities, at market (cost $128,965;
      $1,188,554; $34,626; $248,345; $129,433; $361,973;
      $1,524,186; $1,752,082; and $0, respectively) ..................         792,577        911,083                --
   Short-term Investments at Market (cost $0; $72,646; $0; $0; $0; $0;
      $15,993,711; $0 and $0, respectively) ..........................      15,993,920             --        29,959,664
   Short-term affiliated investments (at amortized cost) .............     103,914,453     53,478,657                --
   Repurchase Agreement ..............................................              --             --         5,590,000
   Foreign currency (cost $0; $0; $0; $0; $14,149, $0; $146,711; $0
      and $0, respectively) ..........................................         146,704             --                --
   Receivable for investments sold ...................................       6,762,015     11,849,324                --
   Income receivables ................................................       1,522,598      2,393,193            25,362
   Receivable for fund shares sold ...................................       4,685,957        797,027                --
   Variation margin receivable .......................................          70,443        137,001                --
   Other Assets ......................................................       3,383,920             --                --
------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ...................................................     471,477,438    390,514,547        35,575,026
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders ..............................              --              3                --
   Payable for investments purchased .................................      38,661,379     71,267,937                --
   Payable for fund shares redeemed ..................................         126,800        124,274           142,584
   Payable to GEAM ...................................................         106,542         50,826             6,943
   Accrued other expenses ............................................          33,554         21,354             2,209
   Variation margin payable ..........................................          17,553             --                --
   Other liabilities .................................................       3,251,286             --                --
------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..............................................      42,197,114     71,464,394           151,736
------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................   $ 429,280,324   $319,050,153      $ 35,423,290
------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ...................................................     593,409,238    350,797,992        35,442,255
   Undistributed (distribution in excess of) net investment income ...       2,180,963        527,331                56
   Accumulated net realized gain (loss) ..............................     (57,488,010)   (16,752,449)          (19,021)
   Net unrealized appreciation/(depreciation) on:
      Investments ....................................................    (109,241,686)   (16,529,212)               --
      Futures ........................................................         419,937      1,006,498                --
      Foreign currency related transaction ...........................            (118)            (7)               --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................   $ 429,280,324   $319,050,153      $ 35,423,290
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ........................................................     428,708,412    318,637,926        35,411,965
   Shares outstanding ($.001 par value; unlimited shares
      authorized) ....................................................      51,829,927     36,618,709        35,430,923
   Net asset value, offering and redemption price per share ..........            8.27           8.70              1.00
SERVICE CLASS:
   Net assets ........................................................         571,912        412,227            11,325
   Shares outstanding ($.001 par value; unlimited shares
      authorized) ....................................................          69,459         46,394            11,333
   Net asset value, offering and redemption price per share ..........            8.23           8.89              1.00

Statements of Operations
FOR THE PERIOD ENDED MARCH 31, 2009 (UNAUDITED)

                                                                                         U.S.         S&P 500      CORE VALUE
                                                                                        EQITY           INDEX          EQUITY
                                                                                         FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
     Dividend ..............................................................   $    3,936,937   $     907,137   $   1,203,948
     Interest ..............................................................           84,132          45,511          25,409
     Interest from affliated investments ...................................           38,630           8,564          10,642
     Less: Foreign taxes withheld ..........................................           (5,342)             78          (1,322)
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ............................................................        4,054,357         961,290       1,238,677
------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Advisory and administration fees ......................................          657,552          46,585         177,620
     Distribution fees
        Service Class ......................................................           10,772             994             111
     Trustees fees .........................................................            5,747           1,039           1,288
     Other expenses ........................................................                5             978              87
------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ........................          674,076          49,596         179,106
     Add: Expenses reimbursed by the adviser ...............................           (7,224)         (1,371)         (2,211)
     Net expenses ..........................................................          666,852          48,225         176,895
------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...................................................        3,387,505         913,065       1,061,782
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED GAIN (LOSS) ON:
       Investments .........................................................      (56,840,293)    (22,412,913)    (13,071,910)
       Futures .............................................................         (661,295)      1,431,331        (245,983)
       Written options .....................................................               --              --              --
       Foreign currency related transactions ...............................              110              --              --
     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
       Investments .........................................................      (87,272,303)     (9,825,803)    (16,587,597)
       Futures .............................................................          (15,935)        232,298            (597)
       Foreign currency related transactions ...............................              357              13              --
------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments ..................     (144,789,359)    (30,575,074)    (29,906,087)
------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .......................................................   $ (141,401,854)  $ (29,662,009)  $ (28,844,305)
------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                   PREMIER      SMALL-CAP     INTERNATIONAL       STRATEGIC                   MONEY
                                                    GROWTH         EQUITY            EQUITY      INVESTMENT       INCOME     MARKET
                                               EQUITY FUND           FUND              FUND            FUND         FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
     Dividend ..............................  $  1,313,388  $   3,576,475  $     17,485,985  $    2,291,404  $        --  $      --
     Interest ..............................        29,145         54,695            (3,585)      2,652,880    7,235,509    239,926
     Interest from affliated investments ...        22,094        159,640           422,517         379,233      331,576         --
     Less: Foreign taxes withheld ..........            --         (2,831)       (1,537,665)        (86,906)          --         --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ............................     1,364,627      3,787,979        16,367,252       5,236,611    7,567,085    239,926
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Advisory and administration fees ......       371,716      1,989,250         4,172,501         783,409      360,717     40,045
     Distribution fees
       Service Class .......................         2,652             45           219,575             728          553         14
     Trustees fees .........................         1,004          6,462            29,541           6,853        6,520        953
     Other expenses ........................            --             78                --             267        1,229         --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES BEFORE WAIVER AND
       REIMBURSEMENT .......................       375,372      1,995,835         4,421,617         791,257      369,019     41,012
     Add: Expenses reimbursed by the
       adviser .............................        (5,032)       (34,989)          (88,505)       (120,471)     (64,064)        --
     Net expenses ..........................       370,340      1,960,846         4,333,112         670,786      304,955     41,012
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...................       994,287      1,827,133        12,034,140       4,565,825    7,262,130    198,914
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
     REALIZED GAIN (LOSS) ON:
       Investments .........................   (15,786,051)   (83,472,264)     (282,174,564)    (54,749,158) (15,416,397)     2,363
       Futures .............................      (463,750)    (4,578,181)       (6,472,887)     (1,161,769)      (4,748)        --
       Written options .....................            --        326,998                --              --           --         --
       Foreign currency related
         transactions ......................            --             --        (1,512,212)        (45,299)          --         --
     INCREASE (DECREASE) IN UNREALIZED
       APPRECIATION/(DEPRECIATION) ON:
       Investments .........................   (63,241,936)  (135,361,866)     (422,305,525)    (53,858,251)   6,026,159         --
       Futures .............................       (29,166)       841,075           (42,647)        425,634    1,009,868         --
       Foreign currency related
         transactions ......................            --             --            38,010          53,003           --         --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments ........................   (79,520,903)  (222,244,238)     (712,469,825)   (109,335,840)  (8,385,118)     2,363
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .............  $(78,526,616) $(220,417,105) $   (700,435,685) $ (104,770,015) $(1,122,988) $ 201,277
------------------------------------------------------------------------------------------------------------------------------------

Statements of
Changes in Net Assets

                                                                          U.S.                          S&P 500
                                                                        EQUITY                            INDEX
                                                                          FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED      YEAR       SIX MONTHS ENDED      YEAR
                                                                3/31/09          ENDED           3/31/09         ENDED
                                                              (UNAUDITED)       9/30/08       (UNAUDITED)       9/30/08
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investments income (loss) ...................    $      3,387,505  $   6,844,413  $        913,065  $  2,818,631
      Net realized gain (loss) on
         investments, futures, written
         options, foreign currency transactions
         and swaps ....................................         (57,501,478)     1,456,680       (20,981,582)    3,588,244
      Net increase (decrease) in unrealized
         appreciation/(depreciation) on investments,
         futures, written, options, foreign currency
         translation ..................................         (87,287,881)  (116,028,888)       (9,593,492)  (40,622,531)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations .........        (141,401,854)  (107,727,795)      (29,662,009)  (34,215,656)
---------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income
            Investment Class ..........................          (6,647,494)    (7,180,616)       (2,711,342)   (2,690,860)
            Service Class .............................            (230,360)      (300,952)          (21,495)      (15,291)
         Net realized gains
            Investment Class ..........................                  --    (57,881,999)               --            --
            Service Class .............................                  --     (3,123,473)               --            --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................          (6,877,854)   (68,487,040)       (2,732,837)   (2,706,151)
---------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets from
         operations and distributions .................        (148,279,708)  (176,214,835)      (32,394,846)  (36,921,807)
---------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares
         Investment Class .............................          18,831,865     13,408,447        13,216,067    56,406,841
         Service Class ................................             252,350      1,427,515           172,875       722,029
      Value of distributions reinvested
         Investment Class .............................           6,200,321     64,613,284         2,711,307     2,690,852
         Service Class ................................             230,360      3,424,425            21,495        15,291
      Cost of shares redeemed
         Investment Class .............................         (14,776,432)   (75,762,795)      (77,894,092)  (54,034,119)
         Service Class ................................         (17,289,338)    (8,889,870)         (174,486)     (294,347)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from shares transactions .....................          (6,550,874)    (1,778,994)      (61,946,834)    5,506,547
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............        (154,830,582)  (177,993,829)      (94,341,680)  (31,415,260)

NET ASSETS
   Beginning of period ................................         484,896,658    662,890,487       120,546,280   151,961,540
---------------------------------------------------------------------------------------------------------------------------
   End of period ......................................    $    330,066,076  $ 484,896,658  $     26,204,600  $120,546,280
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENT INCOME, END OF PERIOD ...................    $      1,441,740  $   4,932,089  $        220,562  $  2,040,334
---------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
      Shares sold .....................................           2,070,730      1,106,793         1,479,433     4,332,998
      Issued for distribution reinvested ..............             810,500      5,111,810           334,317       194,285
      Shares redeemed .................................          (1,908,982)    (5,898,393)       (9,098,337)   (4,175,353)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ................             972,248        320,210        (7,284,587)      351,930
===========================================================================================================================
   SERVICE CLASS:
      Shares sold .....................................              30,299        132,399            21,575        55,685
      Issued for distribution reinvested ..............              30,074        271,134             2,654         1,106
      Shares redeemed .................................          (2,138,297)      (714,188)          (20,594)      (23,622)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ................          (2,077,924)      (310,655)            3,635        33,169
===========================================================================================================================

See Notes to Financial Statements.

                                             CORE VALUE                          PREMIER                      SMALL-CAP
                                                 EQUITY                           GROWTH                         EQUITY
                                                   FUND                      EQUITY FUND                           FUND
----------------------------------------------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED      YEAR      SIX MONTHS ENDED      YEAR       SIX MONTHS ENDED      YEAR
                                     3/31/09          ENDED          3/31/09          ENDED            3/31/09         ENDED
                                   (UNAUDITED)       9/30/08       (UNAUDITED)        9/30/08        (UNAUDITED)      9/30/08
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS OPERATIONS:
      Net investments
         income (loss) ........  $      1,061,782  $  1,490,567  $        994,287  $   2,786,936  $      1,827,133  $   4,135,461
      Net realized gain (loss)
         on investments,
         futures, written
         options, foreign
         currency transactions
         and swaps ............       (13,317,893)    2,964,397        (16,249,80)    31,985,274       (87,723,447)   (22,695,551)
      Net increase (decrease)
         in unrealized
         appreciation/
         (depreciation) on
         investments, futures,
         written, options,
         foreign currency
         translation ..........       (16,588,194)  (21,079,250)      (63,271,102)   (93,390,864)     (134,520,791)  (113,808,532)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ......       (28,844,305)  (16,624,286)      (78,526,616)   (58,618,654)     (220,417,105)  (132,368,622)
----------------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO
         SHAREHOLDERS FROM:
         Net investment income
            Investment Class ..        (1,667,906)   (1,262,694)       (2,411,367)    (3,125,613)       (4,498,032)    (3,655,330)
            Service Class .....            (1,994)         (338)          (25,230)            --               (15)           (86)
         Net realized gains
            Investment Class ..        (1,630,145)   (8,510,976)      (30,302,368)   (46,970,923)               --    (70,195,044)
            Service Class .....            (2,050)       (2,846)         (355,446)      (631,417)               --         (3,374)
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........        (3,302,095)   (9,776,854)      (33,094,411)   (50,727,953)       (4,498,047)   (73,853,834)
----------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in
         net assets from
         operations and
         distributions ........       (32,146,400)  (26,401,140)     (111,621,027)  (109,346,607)     (224,915,152)  (206,222,456)
----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from
         sale of shares
         Investment Class .....        25,887,145     3,296,200        16,006,883    157,099,830        49,420,387    103,586,685
         Service Class ........           151,198         3,340           161,118      3,022,225                --         74,781
      Value of distributions
         reinvested
         Investment Class .....         2,371,134     9,773,670        32,418,060     49,765,090         4,357,921     73,818,762
         Service Class ........             4,044         3,184           380,674        631,417                15          3,460
      Cost of shares redeemed
         Investment Class .....          (454,157)     (581,863)      (23,401,168)  (249,653,100)      (51,774,084)  (141,923,388)
         Service Class ........                --        (2,501)         (243,876)  (128,081,164)          (35,601)       (17,117)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from shares
         transactions .........        27,959,364    12,492,030        25,321,691   (167,215,702)        1,968,638     35,543,183
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS ...........        (4,187,036)  (13,909,110)      (86,299,336)  (276,562,309)     (222,946,514)  (170,679,273)

NET ASSETS
   Beginning of period ........        95,113,720   109,022,830       271,018,623    547,580,932       635,935,889    806,615,162
----------------------------------------------------------------------------------------------------------------------------------
   End of period ..............  $     90,926,684  $ 95,113,720  $    184,719,287  $ 271,018,623  $    412,989,375  $ 635,935,889
==================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION
   IN EXCESS OF) NET INVESTMENT
   INCOME, END OF PERIOD ......  $        524,368  $  1,132,486  $        486,800  $   1,929,111  $        693,939  $   3,364,853
----------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
      Shares sold .............         3,835,741       309,070         2,660,903     13,643,104         5,917,824      7,444,541
      Issued for distribution
         reinvested ...........           345,646       879,719         5,970,396      4,590,875           525,051      5,180,264
      Shares redeemed .........           (65,961)      (51,783)       (3,881,616)   (23,335,723)       (6,107,376)    (9,978,043)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares ................         4,115,426     1,137,006         4,749,683     (5,101,744)          335,499      2,646,762
==================================================================================================================================
   SERVICE CLASS:
      Shares sold .............            22,358           304            27,120        251,304                --          5,667
      Issued for distribution
         reinvested ...........               590           287            70,626         58,519                 2            243
      Shares redeemed .........                --          (228)          (45,326)   (10,937,168)           (4,422)        (1,211)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares ................            22,948           363            52,420    (10,627,345)           (4,420)         4,699
==================================================================================================================================

Statements of
Changes in Net Assets

                                                                                             INTERNATIONAL
                                                                                                    EQUITY
                                                                                                      FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED         YEAR
                                                                                        3/31/09             ENDED
                                                                                      (UNAUDITED)          9/30/08
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investments income (loss) .............................................   $     12,034,140   $    62,344,268
      Net realized gain (loss) on investments, futures, written options, foreign
         currency transactions and swaps ........................................       (290,159,663)      171,062,869
      Net increase (decrease) in unrealized appreciation/(depreciation) on
         investments, futures, written, options, foreign currency translation ...       (422,310,162)     (934,692,785)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ...................................       (700,435,685)     (701,285,648)
-----------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income
            Investment Class ....................................................        (52,243,414)      (37,515,873)
            Service Class .......................................................         (6,954,843)         (782,477)
         Net realized gains
            Investment Class ....................................................       (150,190,814)     (150,751,929)
            Service Class .......................................................        (20,724,850)       (3,504,479)
-----------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................................................       (230,113,921)     (192,554,758)
-----------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets from operations and distributions .......       (930,549,606)     (893,840,406)
-----------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares
         Investment Class .......................................................        198,312,230       587,464,138
         Service Class ..........................................................        284,732,097        89,140,006
      Value of distributions reinvested
         Investment Class .......................................................        198,181,078       186,729,475
         Service Class ..........................................................         27,679,461         4,284,794
      Cost of shares redeemed
         Investment Class .......................................................       (220,896,266)     (389,102,053)
         Service Class ..........................................................        (78,476,998)      (65,626,188)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from shares transactions ..........................        409,531,602       412,890,172
-----------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................       (521,018,004)     (480,950,234)

NET ASSETS
   Beginning of period ..........................................................      1,946,239,898     2,427,190,132
-----------------------------------------------------------------------------------------------------------------------
   End of period ................................................................   $  1,425,221,894   $ 1,946,239,898
=======================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD .........................................   $     11,209,027   $    58,373,144
-----------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
      Shares sold ...............................................................         22,091,875        33,844,540
      Issued for distribution reinvested ........................................         23,044,311        10,368,100
      Shares redeemed ...........................................................        (24,378,322)      (23,123,938)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..........................................         20,757,864        21,088,702
=======================================================================================================================
   SERVICE CLASS:
      Shares sold ...............................................................         29,724,865         5,290,567
      Issued for distribution reinvested ........................................          3,233,582           238,574
      Shares redeemed ...........................................................         (8,936,942)       (4,111,574)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..........................................         24,021,505         1,417,567
=======================================================================================================================

See Notes to Financial Statements.

                                                STRATEGIC                                                         MONEY
                                               INVESTMENT                         INCOME                         MARKET
                                                     FUND                           FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED       YEAR      SIX MONTHS ENDED       YEAR     SIX MONTHS ENDED       YEAR
                                         3/31/09          ENDED           3/31/09          ENDED          3/31/09          ENDED
                                       (UNAUDITED)       9/30/08        (UNAUDITED)       9/30/08       (UNAUDITED)       9/30/08
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investments income
         (loss) ..................   $   4,565,825    $  12,766,199    $  7,262,130    $ 16,345,165    $    198,914    $    812,215
      Net realized gain (loss) on
         investments, futures,
         written options, foreign
         currency transactions
         and swaps ...............     (55,956,226)       1,844,545     (15,421,145)      3,876,220           2,363         (21,294)
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on
         investments, futures,
         written, options,
         foreign currency
         translation .............     (53,379,614)    (113,695,404)      7,036,027     (17,620,008)             --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations .........    (104,770,015)     (99,084,660)     (1,122,988)      2,601,377         201,277         790,921
------------------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS
         FROM:
         Net investment income
            Investment Class .....     (12,517,264)     (10,939,887)     (7,251,768)    (16,350,488)       (198,860)       (811,887)
            Service Class ........         (16,006)          (1,552)         (9,587)        (10,715)            (55)           (328)
         Net realized gains
            Investment Class .....      (2,233,298)     (22,324,426)       (511,140)             --              --              --
            Service Class ........          (3,003)          (3,398)           (720)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...........     (14,769,571)     (33,269,263)     (7,773,215)    (16,361,203)       (198,915)       (812,215)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net
         assets from operations
         and distributions            (119,539,586)    (132,353,923)     (8,896,203)    (13,759,826)          2,362         (21,294)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares
         Investment Class ........      61,190,905      134,559,285      32,682,964      43,638,225      23,605,436      24,650,644
         Service Class ...........           5,800          774,879          33,738       1,274,784              --              --
      Value of distributions
         reinvested
         Investment Class ........      14,750,562       33,264,313       7,577,258      16,350,113         198,860         810,525
         Service Class ...........          19,009            4,950          10,037          10,415              55             328
      Cost of shares redeemed
         Investment Class ........     (50,233,512)     (61,001,022)    (37,122,654)    (66,135,190)    (17,465,442)    (23,321,031)
         Service Class ...........         (10,647)         (40,448)        (71,961)       (819,402)             --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         shares transactions .....      25,722,117      107,561,957       3,109,382      (5,681,055)      6,338,909       2,140,466
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
      NET ASSETS .................     (93,817,469)     (24,791,966)     (5,786,821)    (19,440,881)      6,341,271       2,119,172

NET ASSETS
   Beginning of period ...........     523,097,793      547,889,759     324,836,974     344,277,855      29,082,019      26,962,847
------------------------------------------------------------------------------------------------------------------------------------
   End of period .................   $ 429,280,324    $ 523,097,793    $319,050,153    $324,836,974    $ 35,423,290    $ 29,082,019
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN
   EXCESS OF) NET INVESTMENT
INCOME, END OF PERIOD ............   $   2,180,963    $  10,148,408    $    527,331    $    526,556    $         56    $         57
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
      Shares sold ................       6,770,023       10,929,391       3,732,238       4,664,298      23,605,436      24,650,644
      Issued for distribution
         reinvested ..............       1,743,565        2,673,984         876,158       1,754,527         198,860         810,525
      Shares redeemed ............      (5,875,893)      (5,137,128)     (4,290,845)     (7,163,114)    (17,465,442)    (23,321,031)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares ...................       2,637,695        8,466,247         317,551        (744,289)      6,338,854       2,140,138
====================================================================================================================================
   SERVICE CLASS:
      Shares sold ................             642           66,580           3,794         134,094              --              --
      Issued for distribution
         reinvested ..............           2,255              399           1,137           1,106              55             329
      Shares redeemed ............          (1,066)          (3,424)         (8,133)        (87,381)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund
   shares ........................           1,831           63,555         (3,202)          47,819              55             329
====================================================================================================================================

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE FUNDS

GE Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It currently comprises eleven investment funds (each a "Fund" and collectively the "Funds") although only the following nine are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Core Value Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund, International Equity Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The Funds presently offer two classes of shares -- the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current prospectus of the Funds).

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS. A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. At the year end, certain foreign securities were fair valued according to the policy.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

by an independent fair value pricing service. Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

FAIR VALUE MEASUREMENT The Funds adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Funds; 2) quoted prices for identical or similar securities to those of the Funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

GE INSTITUTIONAL U.S. EQUITY FUND

                                                  Level 1         Level 2      Level 3        Total
--------------------------------------------------------------------------------------------------------
Investments in Securities                     $  329,566,393   $      67,062   $    --   $  329,633,455
Other Financial Instruments                          (14,493)             --        --          (14,493)

GE INSTITUTIONAL S&P 500 INDEX FUND

                                                  Level 1         Level 2      Level 3        Total
--------------------------------------------------------------------------------------------------------
Investments in Securities                     $   26,065,273   $      87,056   $    --   $   26,152,329
Other Financial Instruments                           23,131              --        --           23,131

GE INSTITUTIONAL CORE VALUE EQUITY FUND

                                                  Level 1         Level 2      Level 3        Total
--------------------------------------------------------------------------------------------------------
Investments in Securities                     $   90,463,037   $      18,006   $    --   $   90,481,043
Other Financial Instruments                              851              --        --              851

GE INSTITUTIONAL PREMIER GROWTH EQUITY FUND

                                                  Level 1         Level 2      Level 3        Total
--------------------------------------------------------------------------------------------------------
Investments in Securities                     $  184,924,365   $     129,140   $    --   $  185,053,505
Other Financial Instruments                          (29,170)             --        --          (29,170)

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

GE INSTITUTIONAL SMALL-CAP EQUITY FUND

                                                  Level 1         Level 2      Level 3        Total
--------------------------------------------------------------------------------------------------------
Investments in Securities                     $  406,647,564   $      67,305   $    --   $  406,714,869
Other Financial Instruments                               --              --        --               --

GE INSTITUTIONAL INTERNATIONAL EQUITY FUND

                                                  Level 1         Level 2      Level 3        Total
--------------------------------------------------------------------------------------------------------
Investments in Securities                     $1,396,965,448   $     188,226   $    --   $1,397,153,674
Other Financial Instruments                          (28,745)             --        --          (28,745)

GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

                                                  Level 1         Level 2      Level 3       Total
--------------------------------------------------------------------------------------------------------
Investments in Securities                     $  315,599,805   $ 138,638,273   $667,723  $  454,905,801
Other Financial Instruments                          419,937              --         --         419,937

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                          Investments    Other Financial
                                                                         in Securities     Instruments
--------------------------------------------------------------------------------------------------------
Balance at 9/30/08                                                       $   5,206,556         $ --
   Accrued discounts/premiums                                                  (35,746)          --
   Realized gain (loss)                                                       (780,258)          --
   Change in unrealized appreciation (depreciation)                           (241,722)          --
   Net purchases (sales)                                                    (3,647,355)          --
   Net transfers in and out of Level 3                                         166,248           --
--------------------------------------------------------------------------------------------------------
Balance at 3/31/09                                                       $     667,723         $ --
Change in unrealized loss relating to securities still held at 3/31/09   $    (282,776)

GE INSTITUTIONAL INCOME FUND

                                                  Level 1         Level 2        Level 3         Total
----------------------------------------------------------------------------------------------------------
Investments in Securities                     $   53,478,657   $ 312,757,794   $ 9,101,551   $ 375,338,002
Other Financial Instruments                        1,006,498              --            --       1,006,498

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                          Investments    Other Financial
                                                                         in Securities     Instruments
----------------------------------------------------------------------------------------------------------
Balance at 9/30/08                                                       $  25,111,247         $ --
   Accrued discounts/premiums                                                  (95,136)          --
   Realized gain (loss)                                                     (2,000,961)          --
   Change in unrealized appreciation (depreciation)                         (2,354,189)          --
   Net purchases (sales)                                                   (12,568,677)          --
   Net transfers in and out of Level 3                                       1,009,267           --
--------------------------------------------------------------------------------------------------------
Balance at 3/31/09                                                       $   9,101,551         $ --
Change in unrealized loss relating to securities still held at 3/31/09   $  (2,962,016)

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

GE INSTITUTIONAL MONEY MARKET FUND

                                                  Level 1         Level 2      Level 3       Total
------------------------------------------------------------------------------------------------------
Investments in Securities                     $           --   $  35,549,664   $    --   $  35,549,664
Other Financial Instruments                               --              --        --              --

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, a Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are

Notes to Financial Statements                        March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds' currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds' financial statements. Such amounts appear under the caption Forward Foreign

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

Currency Contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds' risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At March 31, 2009, information on the tax cost of investments is as follows:

                                                                                     Net Tax Unrealized
                                   Cost of           Gross Tax        Gross Tax         Appreciation/
                                  Investments       Unrealized       Unrealized      (Depreciation) on
                               for Tax Purposes    Appreciation     Depreciation        Investments
-------------------------------------------------------------------------------------------------------
U.S. Equity Fund                 $  456,503,426   $    3,438,793   $ (138,245,413)   $     (134,806,620)
S&P 500 Index Fund                   43,405,835           86,924      (20,456,102)          (20,369,178)
Core Value Equity Fund              110,279,887        1,144,805      (21,205,567)          (20,060,762)
Premier Growth Equity Fund          267,193,655        2,320,572      (87,458,332)          (85,137,760)
Small-Cap Equity Fund               607,003,627        5,588,442     (206,373,991)         (207,785,549)
International Equity Fund         2,160,425,391        2,529,156     (776,463,666)         (773,934,510)
Strategic Investment Fund           564,147,487        4,913,671     (115,693,362)         (110,779,691)
Income Fund                         391,867,214        6,457,913      (23,303,313)          (16,845,400)
Money Market Fund                    35,549,664               --               --                    --

As of September 30, 2008, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2008, S&P 500 Index Fund and Income Fund utilized capital loss carryovers in the amount of $4,080,687 and $3,616,446.

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

Fund                                    Amount        Expires
---------------------------------------------------------------
S&P 500 Index Fund                  $   2,880,978      09/30/11
                                        4,879,386      09/30/12

Small-Cap Equity Fund                   4,015,000      09/30/16

Money Market Fund                              90      09/30/11

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2007 as follows:

Fund                                   Capital       Currency
---------------------------------------------------------------
U.S. Equity Fund                    $   3,509,092   $        --
S&P 500 Index Fund                             --            --
Core Value Equity Fund                         --             9
Premier Growth Equity Fund                     --            --
Small-Cap Equity Fund                  19,557,107            --
International Equity Fund                      --       876,135
Strategic Investment Fund                      --        90,992
Income Fund                             1,018,485            --
Money Market Fund                          21,294            --

The tax composition of distributions paid during the years ended September 30, 2008 and September 30, 2007 were as follows:

                                                 Year ended September 30, 2008   Year ended September 30, 2007
                                                 -----------------------------   -----------------------------
                                                    Ordinary       Long-Term        Ordinary       Long-Term
                                                     Income      Capital Gains       Income      Capital Gains
--------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                 $  14,862,092   $  53,624,948   $   9,999,905   $  25,355,653
S&P 500 Index Fund                                   2,706,151              --       1,935,250              --
Core Value Equity Fund                               2,106,587       7,670,267       1,850,498       6,873,208
Premier Growth Equity Fund                           5,321,693      45,406,260       3,983,188       2,790,243
Small-Cap Value Equity Fund                         28,867,432      44,986,402       8,428,849      40,870,950
International Equity Fund                           39,394,511     153,160,247      24,332,046      12,483,736
Strategic Investment Fund                           13,802,269      19,466,994       7,821,548       8,101,590
Income Fund                                         16,361,203              --      17,699,577              --
Money Market Fund                                      812,215              --       1,639,016              --

On October 1, 2007, the Fund adopted FIN 48, "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN 48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Income Fund and Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay distributions annually of net realized capital gains in excess of capital loss carryforwards. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

All discounts and premiums on taxable bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES The Funds pay a "unitary fee" to GEAM equivalent to the Funds' advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of September 30, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3. LINE OF CREDIT

The Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly by GEAM. In addition, the Trust has a $100 million uncommited, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Trust during the period ended March 31, 2009. The S&P 500 Index Fund is currently not covered under a revolving credit facility.

4. FEES AND COMPENSATION PAID TO AFFILIATES

Advisory and Administration Fees paid to GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

                                          Average Daily         Advisory and
                                       Net Assets of Fund   Administration Fees*
--------------------------------------------------------------------------------
U.S. Equity Fund                        First $25 million           0.55%
Core Value Equity Fund                   Next $25 million           0.45%
Premier Growth Equity Fund               Over $50 million           0.35%
--------------------------------------------------------------------------------
S&P 500 Index Fund                             All Assets           0.15%
--------------------------------------------------------------------------------
Small-Cap Equity Fund**                First $250 million           0.95%
                                        Next $250 million           0.90%
                                        Over $500 million           0.85%
--------------------------------------------------------------------------------
International Equity Fund               First $25 million           0.75%
                                         Next $50 million           0.65%
                                         Over $75 million           0.55%
--------------------------------------------------------------------------------
Strategic Investment Fund               First $25 million           0.45%
                                         Next $25 million           0.40%
                                         Over $50 million           0.35%
--------------------------------------------------------------------------------
Income Fund                             First $25 million           0.35%
                                         Next $25 million           0.30%
                                         Next $50 million           0.25%
                                        Over $100 million           0.20%
--------------------------------------------------------------------------------
Money Market Fund                       First $25 million           0.25%
                                         Next $25 million           0.20%
                                         Next $50 million           0.15%
                                        Over $100 million           0.10%
--------------------------------------------------------------------------------

 * From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund. There were no waivers or reimbursements for the period ended March 31, 2009.

** The advisory and administration fees shown for the Small-Cap Equity Fund became effective on October 1, 2008.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

TRUSTEE COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

SECURITY LENDING PROGRAM GEAM administers the security lending program for the Income Fund. The security lending fee is based on the number and duration of the lending transactions. For the period ended March 31, 2009, the Income Fund did not participate in the securities lending program and no fees were paid to GEAM during the period. The participation of all other Funds in the securities lending program administered by State Street Bank and Trust Company was effectively terminated on September 21, 2007.

5. SUB-ADVISORY FEES

For certain Funds that have retained sub-advisers to manage all or a portion of the respective Fund's assets, GEAM pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the respective Fund's assets that are allocated to and managed by the sub-adviser. Each such sub-adviser is responsible for the day-to-day management of those assets of the Fund that is allocated to the sub-adviser, including the responsibility for making decisions to buy, sell or hold a particular security with respect to those assets. For their services, GE Asset Management pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex) and SouthernSun Asset Management, Inc. (SouthernSun), sub-advisers to the Small-Cap Equity Fund, and SSgA Funds Management, Inc. ("SSgA FM"), sub-adviser to the S&P 500 Index Fund.

6. INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2009, were as follows:

                                          U.S. Government Securities              Other Securities
                                      ---------------------------------   ---------------------------------
                                         Purchases           Sales           Purchases          Sales
-----------------------------------------------------------------------------------------------------------
U.S. Equity Fund                      $            --   $            --   $    99,082,996   $   111,367,953
S&P 500 Index Fund                                 --                --         5,845,281        65,680,056
Core Value Equity Fund                             --                --        53,039,565        28,039,708
Premier Growth Equity Fund                         --                --        25,641,574        36,353,363
Small-Cap Equity Fund                              --                --       136,060,815       119,032,998
International Equity Fund                          --                --       562,637,216       328,973,569
Strategic Investment Fund                 267,281,379       267,778,944        82,206,168       100,858,590
Income Fund                               569,449,459       565,338,834        45,591,382        72,893,544

OPTIONS During the period ended March 31, 2009, there were no option contracts written.

SECURITY LENDING At March 31, 2009, no Funds participated in security lending.

Notes to Financial Statements                         March 31, 2009 (unaudited)
--------------------------------------------------------------------------------

7. BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2009 were:

                                    5% or Greater Shareholders
                                   -----------------------------
                                    Number       % of Fund Held    % of Fund Held by GE Affiliates*
---------------------------------------------------------------------------------------------------
U.S. Equity Fund ...............      4               65%                       32%
S&P 500 Index Fund .............      4               82%                       15%
Core Value Equity Fund .........      5               91%                        0%
Premier Growth Equity Fund .....      6               69%                       20%
Small-Cap Equity Fund ..........      1               89%                       89%
International Equity Fund ......      2               71%                       52%
Strategic Investment Fund ......      4               90%                       90%
Income Fund ....................      4               71%                       46%
Money Market Fund ..............      4               91%                       56%

Investment activities of these shareholders could have a material impact on these Funds.

* Included in the 5% or Greater Shareholders percentage.

8. U.S. TREASURY MONEY MARKET FUNDS GUARANTEE PROGRAM

The U.S. Treasury Department (U.S. Treasury) has established the U.S. Treasury Money Market Guarantee Program (Program). This voluntary program was designed to provide stability to the market and is open to most money market funds. It provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to money market fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain conditions and limitations. The guarantee is available under the Program if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as "breaking the buck."

While the Money Market Fund has maintained and expects to continue to maintain its $1.00 share price, there can be no assurance that the Money Market Fund will be able to do so. As a result, the Money Market Fund has determined to participate in the Program. The Program extends through September 19, 2009 and will not be extended beyond that date. Under the Program, the guarantee applies to the number of shares of a participating fund held by an investor as of the close of business on September 19, 2008, such that if the investor increases or decreases the number of shares held between September 19, 2008 and the date of a qualifying liquidation of the fund, then the guarantee applies to the shares held by the investor as of the liquidation date up to the number of shares the investor held on September 19, 2008. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 are not guaranteed. If a shareholder closes his/her account with the Money Market Fund, any future investment in the Money Market Fund will not be guaranteed. For more information about the Program, including other conditions and limitations applicable to the Program, please refer to the GE Funds' prospectus and statement of additional information.

Advisory Agreement Approval                                          (unaudited)
--------------------------------------------------------------------------------

The Board of Directors of the GE Institutional Funds (the "Board"), including the independent Board members, considered and unanimously approved the continuance of each of the Funds' Investment Advisory and Administration Agreements with GE Asset Management Incorporated ("GEAM") and, with respect to the Small-Cap Equity Fund and the S&P 500 Index Fund, the Investment Sub-Advisory Agreements with Palisade Capital Management, L.L.C. ("Palisade") and SSgA Funds Management, Inc. ("SSgA"), respectively, at meetings held on December 5 and December 12, 2008. The Board was not asked to review at that time the Investment Sub-Advisory Agreements with each of the three new sub-advisers to the Small-Cap Equity Fund, including Champlain Investment Partners, LLC, GlobeFlex Partners, LP and SouthernSun Asset Management, Inc., due to the fact that these new agreements were effective October 1, 2008 and have an initial term of two years; thus, they did not require renewal at the meetings held on December 5 and December 12, 2008 and will be reviewed during next year's contract renewal process.

In considering whether to approve the continuance of each Fund's investment advisory and sub-advisory agreements, the Board, including the independent Board members, considered and discussed a substantial amount of information and analyses provided, at the Board's request, by GEAM, Palisade and SSgA. The Board also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products that employ the same investment strategy as any of the Funds. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving each Fund's advisory and sub-advisory agreements, the Board members reviewed the information with management of GEAM and independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or the sub-advisers were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to each Fund. Also in advance of the meetings, the Board members received from Palisade and SSgA a written response to a letter of inquiry prepared by GEAM, at the Board's request, which included substantial exhibits and other materials related to their business and the services they provide to the Small-Cap Equity Fund and the S&P 500 Index Fund, respectively. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years. The information was presented in a manner to facilitate comparison to prior periods and to reflect certain enhancements. To focus their review, the Board members asked GEAM management, in its oral presentations, to highlight material differences from the information presented in recent years.

During the meetings, the Board members also had an opportunity to discuss this information with GEAM managers (including senior executives and representatives from the legal, compliance and finance departments, and investment personnel). The Board members also had an opportunity to hear presentations by representatives of Palisade and SSgA. The Board members posed questions to these representatives and engaged in substantive discussions with each of them concerning each of their investment processes.

In reaching their determinations relating to continuance of the Funds' investment advisory and sub-advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

Advisory Agreement Approval                                          (unaudited)
--------------------------------------------------------------------------------

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM, Palisade and SSgA, taking into account their extensive past experiences with each of them. In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments and brokers; with respect to the sub-advised funds, effective processes used for overseeing sub-advisers; with respect to the Small-Cap Equity Fund, effective processes used for overseeing multiple sub-advisers; and, with respect to Fund administration, effective processes used for providing controllership and compliance functions; (iii) highly skilled professionals including analysts, research professionals, traders and portfolio managers with a depth of experience involving the types of Funds they oversee; (iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Funds represent only a small portion of the assets managed by GEAM, but benefit from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by Palisade and SSgA, the Board members focused on the favorable attributes of Palisade and SSgA relating to their investment philosophies and disciplines, their experienced investment and trading personnel, their systems and other resources, including research capabilities, and their satisfactory histories and reputations.

In light of the foregoing, the Board, including the independent Board members, concluded that the services provided by GEAM, Palisade and SSgA continue to be satisfactory.

INVESTMENT PERFORMANCE OF THE FUNDS AND SUB-ADVISERS

The Board members considered the investment performance of each of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and in connection with the Small-Cap Equity Fund and the S&P 500 Index Fund, representatives of Palisade and SSgA, respectively, about each of their investment processes, focusing on each Fund's investment objective, the number and experience of portfolio management and supporting research personnel and the investment style and approach employed, in light of current market conditions. The Board also considered the Small-Cap Equity Fund's new multi-manager structure and how Palisade's core style approach to small cap investing fits within the Fund's overall strategy. The Board members discussed GEAM's investment approach with respect to each of the Funds, and that the performance of the Funds is consistent with GEAM's articulated long-term approach and overall investment philosophy.

The Board members, including the independent Board members, concluded that each Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUNDS

The Board members considered the "unitary" fee structure of the management fees paid to GEAM by the Funds, as well as the fees paid to Palisade and SSgA by GEAM, and the cost of the services provided to the Funds by GEAM, Palisade and SSgA. The Board members reviewed the information they had requested from GEAM, Palisade and SSgA concerning their profitability.

The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. GEAM reviewed with the Board the Funds unitary fee structure where GEAM (and not the Funds) bears most of the Funds' operating expenses, therefore affecting GEAM's profitability. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business.

The Board members reviewed the assumptions and cost allocation methods used by Palisade and SSgA in preparing their profitability data. In connection with the Small-Cap Equity Fund, although the fee rate to be paid to Palisade had recently increased, the amount of assets

Advisory Agreement Approval                                          (unaudited)
--------------------------------------------------------------------------------

managed by Palisade had decreased under the new structure and therefore the total fees paid to Palisade for the services provided to the Fund was expected to be less than in prior periods.

Information was presented regarding the financial condition of GEAM, Palisade and SSgA for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM. In connection with the Small-Cap Equity Fund, GEAM reviewed the services related to the allocation of assets among, and oversight of, multiple sub-advisers as a result of the Fund's new multi-manager structure. The Board noted that GEAM, and not the Fund, pays the sub-advisory fees to Palisade and SSgA out of its advisory fee. The Board members determined that GEAM, Palisade and SSgA should be entitled to earn a reasonable level of profits for the services they provide to the Funds. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested.

Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM, Palisade and SSgA from their relationship with the Funds was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE

The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM reviewed with the Board members that it generally charged comparatively lower fees to the Funds since inception, that all Funds (other than the S&P 500 Index Fund) are subject to breakpoints in their management fee and that GEAM (and not the Funds) bears most of the Funds' operating expenses. Therefore, GEAM is already sharing the low-fee benefits of larger asset sizes. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM's past investment in its operations through the expenditure of significant sums to support its substantial infrastructure, generally lower Fund fees and payment of Fund operating expenses and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID

The Board discussed the services to be provided to the Funds by GEAM and the fees charged to the Funds for those services. The Board members reviewed information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products. They discussed that each Fund's figures were generally below the applicable peer group averages and, therefore, the Funds are generally charged a competitive rate in comparison to their peers.

In connection with the sub-advised Funds, the Board members reviewed comparative fee information with respect to any comparable mutual fund client accounts managed by Palisade and SSgA and with respect to any other client accounts managed in a similar style.

The Board, including the independent Board members, concluded that, based on this information, the advisory fees and, with respect to the sub-advised Funds, sub-advisory fees paid to Palisade and SSgA, were reasonable in relation to the services provided to the Funds.

FALL-OUT BENEFITS

The Board considered actual and potential financial benefits that GEAM, Palisade and SSgA may each derive from their relationship with the Funds, including where applicable soft dollar commission benefits generated through Fund portfolio transactions. The Board noted, however, that each Fund benefits from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION

No single factor was determinative to the Board's decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent Board members, concluded that renewal of each Fund's advisory agreement and the subadvisory agreements with Palisade and SSgA were in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President of GEAM from February 1997 to March 2007; President and Chief Executive Officer - Mutual Funds and Intermediary Business of GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer, GE Foundation; Director - GE Asset Management (Ireland) Limited, since February 1999. Director, GE Asset Management Funds Plc, GE Asset Management Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 48

POSITION(S) HELD WITH FUND Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds, GE LifeStyle Funds, Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007. Director of GE Investments Funds, Inc. since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - three years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

--------------------------------------------------------------------------------
JEANNE M. LA PORTA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 43

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - four years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007, Vice President and Assistant Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 62

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Diocesan of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 61

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 73

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

----------

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team                                                      (unaudited)
--------------------------------------------------------------------------------

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. The portfolio managers may change from time to time.

GEORGE A. BICHER is a Senior Vice President of GE Asset Management. Mr. Bicher is the Director of the U.S. Equity Research Team and a portfolio manager for the U.S. EQUITY FUND. Mr. Bicher has held the position of equity research analyst since joining GE Asset Management in June 2002. Prior to joining GE Asset Management, he served in a number of positions at Deutsche Banc Alex Brown since 1994.

DAVID B. CARLSON is a Co-Chief Investment Officer - U.S. Equities at GE Asset Management. He co-manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is a portfolio manager for the PREMIER GROWTH EQUITY FUND and has served in this capacity since the Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for mutual fund portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

PAUL M. COLONNA is the President and Chief Investment Officer -- Fixed Income and a Director at GE Asset Management since March 2007. Since January 2005, he has led the team of portfolio managers for the INCOME FUND and has been responsible for the fixed income portion of the STRATEGIC INVESTMENT FUND. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

JAMES C. GANNON is an Assistant Portfolio Manager at GE Asset Management. He has served on the portfolio management team for the MONEY MARKET FUND since December 2000. Since joining GE Asset Management in 1995, Mr. Gannon served in various positions at GE Asset Management including Trade Operations Specialist in fixed income, and became an Assistant Portfolio Manager in February 2003.

STEPHEN V. GELHAUS is a Vice President of GE Asset Management. He has been a member of the portfolio management teams for the U.S. EQUITY FUND and for the CORE VALUE EQUITY FUND since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a research analyst in the U.S. Equities group from 1995 through 2001 and became an associate portfolio manager for the CORE VALUE EQUITY FUND in August 1999.

WILLIAM M. HEALEY is a Senior Vice President of GE Asset Management . He has served on the portfolio management teams for the INCOME FUND since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the fixed income group at MetLife.

BRIAN HOPKINSON is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the INTERNATIONAL EQUITY FUND since October 1996. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

MARK H. JOHNSON is a Senior Vice President of GE Asset Management and senior portfolio manager of Structured Products. He has been a member of the portfolio management team for the INCOME FUND since September 2007. Mr. Johnson joined GE in 1998 in its Employers Reinsurance Corporation as a taxable income portfolio manager. Mr. Johnson joined GE Asset Management as a Vice President and portfolio manager in 2002 and became a Senior Vice President and senior portfolio manager of structured products in 2007.

RALPH R. LAYMAN is the President and Co-Chief Investment Officer - International Equities and a Director at GE Asset Management. He co-manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the INTERNATIONAL EQUITY FUND since the Fund's commencement and has been responsible for the international equity portion of the STRATEGIC INVESTMENT FUND since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for international investments and became an Executive Vice President in 1992 and President - International Equities in March 2007.

Investment Team                                                      (unaudited)
--------------------------------------------------------------------------------

PORTFOLIO MANAGER BIOGRAPHIES (CONTINUED)

THOMAS LINCOLN is a Senior Vice President of GE Asset Management. Mr. Lincoln has served on the portfolio management teams for the U.S. EQUITY FUND and STRATEGIC INVESTMENT FUND since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. equities. Mr. Lincoln became part of the investment management team for U.S. equities at GE Asset Management in 1997 and a portfolio manager for domestic equities in 2003.

MICHAEL E. MARTINI is a Vice President of GE Asset Management. He has served on the portfolio management team for the MONEY MARKET FUND since joining GE Asset Management in March of 2008. Prior to joining GE Asset Management, Mr. Martini was a Vice President at Ceres Capital Partners LLC, where he worked at the firm's treasury desk from March 2006 to January 2008, and a Senior Vice President at Pacific Investment Management Company (PIMCO) from 1996 to 2004, where he was a portfolio manager at the firm's money market/short-term desk.

PAUL NESTRO is a Senior Vice President of GE Asset Management. He has been a member of the portfolio management team for the INTERNATIONAL EQUITY FUND since February 2007. Mr. Nestro joined GE Asset Management in 1993 as a performance and attribution analyst in domestic equities. He became a senior performance and attribution analyst in 1994 and since 1996 has been an analyst and portfolio manager in the international equities group.

JONATHAN L. PASSMORE is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the INTERNATIONAL EQUITY FUND since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equity.

VITA MARIE PIKE is a Senior Vice President of GE Asset Management . She has served on the portfolio management team for the INCOME FUND since June 2004. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

PAUL C. REINHARDT is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the U.S. EQUITY FUND since January 2001 and for the CORE VALUE EQUITY FUND since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an equity analyst and has been a portfolio manager since 1987.

MICHAEL J. SOLECKI is the Co-Chief Investment Officer -International Equities at GE Asset Management. He has served as a portfolio manager of the INTERNATIONAL EQUITY FUND since September 1997. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity Portfolios in 1996 and Senior Vice President in 2000.

JUDITH A. STUDER is the President and Co-Chief Investment Officer - U.S. Equities and a Director at GE Asset Management . She has led the team of portfolio managers for the STRATEGIC INVESTMENT FUND since July 2004, and has co-led the Fund since January 2009. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - U.S. Equities in 1991, Senior Vice President - International Equities in 1995, President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

MAKOTO SUMINO is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the INTERNATIONAL EQUITY FUND since February 2007. Mr. Sumino joined GE Asset Management in September 1996 as a securities analyst and portfolio manager. He became Deputy Director of the International Equity Research Team in January 2001 and Director in April 2005.

DIANE M. WEHNER is a Senior Vice President of GE Asset Management. She has been a portfolio manager of the STRATEGIC INVESTMENT FUND since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and senior portfolio manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

Investment Team                                                      (unaudited)
--------------------------------------------------------------------------------

PORTFOLIO MANAGER BIOGRAPHIES (CONTINUED)

DAVID WIEDERECHT is the President - Investment Strategies and a Director at GE Asset Management since February 2008. He has been a portfolio manager of the SMALL-CAP EQUITY FUND since September 2008 and has co-led a team of portfolio managers for the STRATEGIC INVESTMENT FUND since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, and Managing Director - Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

PORTFOLIO MANAGER BIOGRAPHIES ( SUB-ADVISERS)

KARL SCHNEIDER is the lead portfolio manager for the S&P 500 FUND, a Vice President of State Street Global Advisors ("SSgA") and a Principal of SSgA FM. Mr. Schneider joined the firm in 1996 and is a member of the firm's Global Structured Products Team. Mr. Schneider manages a variety of the firm's domestic and international passive funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

JOHN TUCKER, CFA, is a portfolio manager for the S&P 500 FUND, a Vice President of SSgA and a Principal of SSgA FM. Mr. Tucker joined the firm in 1988 and is Head of US Equity Markets in the Global Structured Products Team. He is also responsible for all derivative strategies and Exchange Traded Funds. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

JACK FEILER is a portfolio manager of SMALL-CAP EQUITY FUND and is President and Chief Investment Officer of Palisade Capital Management, L.L.C. (Palisade). Mr. Feiler has over 40 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. He has served as a portfolio manager of the SMALL-CAP EQUITY FUND since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

JEFFREY SCHWARTZ, CFA, is a portfolio manager of SMALL-CAP EQUITY FUND. Mr. Schwartz is a Senior Portfolio Manager and joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

DENNISON T. ("DAN") VERU is a portfolio manager of SMALL-CAP EQUITY FUND. Mr Veru is a managing member and Co-Investment Officer of Palisade. Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004. Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James & Associates. Mr. Veru has been a frequent guest on CNBC, CNN and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin Marshall College.

SCOTT T. BRAYMAN, CFA, is a portfolio manager of SMALL-CAP EQUITY FUND. Mr. Brayman is the Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC ("Champlain") and has more than 22 years of investment management experience. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager

Investment Team                                                      (unaudited)
--------------------------------------------------------------------------------

PORTFOLIO MANAGER BIOGRAPHIES (CONCLUDED)

with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

ROBERT J. ANSLOW, JR., is a portfolio manager of SMALL-CAP EQUITY FUND. Mr. Anslow is the Managing Partner and Chief Investment Officer responsible for all portfolio management and research activities at GlobeFlex Capital, LP ("GlobeFlex") and has more than 26 year of investment management experience. Prior to co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nichlolas-Applegate Capital Management ("Nicholas-Applegate") from 1986 to 1994, where he built the first systematic process for international investing. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employee's Retirement System (CalPERS) and BayBanks Investment Management of Boston.

MICHAEL W. COOK, CFA, is a portfolio manager of SMALL-CAP EQUITY FUND. Mr. Cook, who has more than 20 years of investment management experience, is the Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, Inc. ("SouthernSun") and is responsible for all portfolio management activities for the firm. Prior to founding SouthernSun in 1989, Mr. Cook was a portfolio manager/analyst at Street Capital Management from 1986 to 1988, and was an account executive at Merrill Lynch from 1985 to 1986.

Investment Team                                                      (unaudited)
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

TRUSTEES
Michael J. Cosgrove
John R. Costantino
William J. Lucas
Matthew J. Simpson
Robert P. Quinn

SECRETARY
Jeanne M. La Porta

ASSISTANT SECRETARY
Joseph A. Carucci
Joon Won Choe

TREASURER
Scott H. Rhodes

ASSISTANT TREASURER
Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc
Member FINRA and SIPC

CUSTODIAN
State Street Bank & Trust Company

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland III, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Daniel O. Coloa, EVP, CHIEF FINANCIAL OFFICER

Paul M. Colonna, PRESIDENT AND CHIEF INVESTMENT OFFICER - FIXED INCOME

Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS AND INTERMEDIARY BUSINESS

Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, PRESIDENT AND CO-CHIEF INVESTMENT OFFICER - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith M. Studer, PRESIDENT AND CO-CHIEF INVESTMENT OFFICER - U.S. EQUITIES

Donald W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS

John J. Walker, EVP, CHIEF OPERATING OFFICER

David Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

At GE Asset Management, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

                                                                     (unaudited)
--------------------------------------------------------------------------------
                       HIGHLY RATED GE INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------

                 MORNINGSTAR RATINGS(TM) Through March 31, 2009
--------------------------------------------------------------------------------

FUND (CATEGORY)                                                            NUMBER OF FUNDS IN CATEGORY         STAR RATING
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional International Equity Fund, Investment Class (Foreign Large Blend)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                          584               *     *   *    *
      3-year                                                                            584               *     *   *    *
      5-year                                                                            455               *     *   *    *
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional International Equity Fund, Service Class (Foreign Large Blend)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                          584               *     *   *    *
      3-year                                                                            584               *     *   *    *
      5-year                                                                            455               *     *   *    *
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional Strategic Investment Fund, Investment Class (Moderate Allocation)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                          968               *     *   *    *
      3-year                                                                            968               *     *   *    *
      5-year                                                                            799               *     *   *    *
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional Strategic Investment Fund, Service Class (Moderate Allocation)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                          968               *     *   *    *
      3 year                                                                            968               *     *   *    *
      5-year                                                                            799               *     *   *    *
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional Core Value Equity Fund, Investment Class (Large Blend)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                         1723               *     *   *    *     *
      3-year                                                                           1723               *     *   *    *     *
      5-year                                                                           1371               *     *   *    *     *
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional Core Value Equity Fund, Service Class (Large Blend)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                         1723               *     *   *    *     *
      3-year                                                                           1723               *     *   *    *     *
      5-year                                                                           1371               *     *   *    *
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional U.S. Equity Fund, Investment Class (Large Blend)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                         1723               *     *   *    *
      3-year                                                                           1723               *     *   *    *
      5-year                                                                           1371               *     *   *    *
--------------------------------------------------------------------------------------------------------------------------------
GE Institutional U.S. Equity Fund, Service Class (Large Blend)
--------------------------------------------------------------------------------------------------------------------------------
Overall Rating                                                                         1723               *     *   *    *
      3-year                                                                           1723               *     *   *    *     *
      5-year                                                                           1371               *     *   *    *

Past performance is no guarantee of future results. (C)2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morning Rating metrics. The Funds listed above do not currently have a ten-year rating. RATINGS FOR OTHER GE INSTITUTIONAL FUNDS OR OTHER CLASSES OF SHARES MAY BE DIFFERENT. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The overall Morning RatingTM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating metrics.

BEFORE INVESTING IN A GE INSTITUTIONAL FUND, YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND. FOR A FREE COPY OF A FUND'S PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION, PLEASE VISIT OUR WEBSITE AT WWW.GEAM.COM OR CALL 1-800-242-0134. PLEASE READ THE FUND PROSPECTUS CAREFULLY BEFORE YOU INVEST.

GE Investment Distributors, Inc., Member FINRA/SIPC, is a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the GE Institutional Funds.

        THIS DOES NOT CONSTITUTE A PART OF THE FUNDS' SHAREHOLDER REPORT

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
P.O. BOX 7900
STAMFORD, CT  06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
P.O. BOX 7900
STAMFORD, CT  06904-7900

WWW.GEAM.COM

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEAM.COM; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEAM.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------

[GE LOGO]                                                          GEIN-2 (3/09)

        THIS DOES NOT CONSTITUTE A PART OF THE FUNDS' SHAREHOLDER REPORT



ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

         Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INSTITUTIONAL FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  June 05, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  June 05, 2009

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE INSTITUTIONAL FUNDS

Date:  June 05, 2009

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.